As filed with the U.S. Securities and Exchange Commission on December 22, 2009

File No. 33-33980

File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER	☒
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 56
and/or
REGISTRATION STATEMENT
UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 57

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on [Date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on February 28, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

DFA INTERNATIONAL VALUE PORTFOLIO — CLASS R1 AND R2 SHARES

DFA INTERNATIONAL VALUE PORTFOLIO II

DFA INTERNATIONAL VALUE PORTFOLIO III

DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

U.S. LARGE CAP VALUE PORTFOLIO II

U.S. LARGE CAP VALUE PORTFOLIO III

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

CONTENTS

This Post-Effective Amendment No. 56/57 to Registration File Nos. 033-33980/811-06067 includes the following:

1.	FACING PAGE (1)

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Registrant’s LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio series of shares

4.	PART A — Prospectus relating to the Institutional Class shares of the Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

5.	PART A – Prospectus relating to the Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

6.	PART A — Prospectus relating to Registrant’s U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II series of shares

7.	PART A — Prospectus relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

8.	PART A — Prospectus relating to Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

9.	PART B — Statement of Additional Information relating to the Registrant’s LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio series of shares

10.	PART B — Statement of Additional Information relating to the Institutional Class shares of the Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

11.	PART B — Statement of Additional Information relating to the Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

12.	PART B — Statement of Additional Information relating to the Registrant’s U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II series of shares

13.	PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

14.	PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

15.	PART C — Other Information

16.	SIGNATURES

(1)	The Prospectus and Statement of Additional Information relating to the Class R1 and Class R2 shares of the Registrant’s DFA International Value Portfolio is incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 116/117 to the Registration Statement of DFA Investment Dimensions Group Inc., filed December 22, 2009 (File Nos. 002-73948/811-03258) pursuant to Rule 485(a) of the 1933 Act.

P R O S P E C T U S

February 28, 2010

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

The two investment companies described in this Prospectus (DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.) each offer a variety of investment portfolios. LWAS/DFA International High Book to Market Portfolio is offered by DFA Investment Dimensions Group Inc. The other listed Portfolios are part of Dimensional Investment Group Inc. Each of the four Portfolios described in this Prospectus:

• Has its own investment objective and policies, and is the equivalent of a separate mutual fund.

• Is exclusively available to clients of LWI Financial Inc.

• Does not charge a sales commission or “load.”

• Is designed for long-term investors.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Ticker: DFBMX

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Ticker: DFHBX

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Ticker: DFCFX

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Ticker: DFYGX

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

LWAS/DFA U.S. High Book to Market Portfolio

INVESTMENT OBJECTIVE

The investment objective of the LWAS/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The LWAS/DFA U.S. High Book to Market Portfolio, is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA U.S. High Book to Market Portfolio. The expenses in the following table are based on those incurred by the LWAS/DFA U.S. High Book to Market Portfolio and the U.S. Large Cap Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.11%
Other Expenses[1]	0.[	]%
Total Annual Operating Expenses	0.[	]%

**	The “Management Fee” includes an investment management fee payable by the U.S. Large Cap Value Series and an administration fee payable by the LWAS/DFA U.S. High Book to Market Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the LWAS/DFA U.S. High Book to Market Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Large Cap Value Series.
(1)	“Other Expenses” include a client services fee payable to LWI Financial Inc. (“LWIF”) of [0.15%] by the Portfolio.

Example

This Example is meant to help you compare the cost of investing in the LWAS/DFA U.S. High Book to Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years			5 Years			10 Years
$	[ ]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the LWAS/DFA U.S. High Book to Market Portfolio and the U.S. Large Cap Value Series.

Portfolio Turnover

The U.S. Large Cap Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA U.S. High Book to Market Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Value Series’ portfolio turnover rate was [  ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The LWAS/DFA U.S. High Book to Market Portfolio pursues its objective by investing substantially all of its assets in the U.S. Large Cap Value Series. The U.S. Large Cap Value Series, using a market capitalization weighted approach, generally purchases a broad and diverse group of readily marketable common stocks of large U.S. companies that the Advisor determines to be value

1

stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of [                    ], for purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq and Global Market® or such other U.S. national securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of [            ], the market capitalization of a large cap company was $[            ] million, or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Value Series and the LWAS/DFA U.S. High Book to Market Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Large Cap Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Large Cap Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds.

The U.S. Large Cap Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Cap Value Series that owns them and in turn, the LWAS/DFA U.S. High Book to Market Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Value Series and LWAS/DFA U.S. High Book to Market Portfolio use derivatives for non-hedging purposes, the LWAS/DFA U.S. High Book to Market Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the LWAS/DFA U.S. High Book to Market Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the LWAS/DFA U.S. High Book to Market Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pretax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

2

LWAS/DFA U.S. High Book to Market Portfolio

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
LWAS/DFA U.S. High Book to Market Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 1000® Value Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the LWAS/DFA U.S. High Book to Market Portfolio and the U.S. Large Cap Value Series and manages both using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the LWAS/DFA U.S. High Book to Market Portfolio and the U.S. Large Cap Value Series with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the LWAS/DFA U.S. High Book to Market Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are only eligible for purchase by clients of LWI Financial Inc. (“LWIF”). Investors should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of a proposed investment. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to LWIF in the form required by LWIF.

TAX INFORMATION

The dividends and distributions you receive from the LWAS/DFA U.S. High Book to Market Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The LWAS/DFA U.S. High Book to Market Portfolio pays LWIF, a financial intermediary, for performing shareholder services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

3

LWAS/DFA International High Book To Market Portfolio

INVESTMENT OBJECTIVE

The investment objective of the LWAS/DFA International High Book to Market Portfolio is long-term capital appreciation. The LWAS/DFA International High Book to Market Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA International High Book to Market Portfolio. The expenses in the following table are based on those incurred by the LWAS/DFA International High Book to Market Portfolio and the DFA International Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.21%
Other Expenses[1]	0.[	]%
Total Annual Operating Expenses	0.[	]%

**	The “Management Fee” includes an investment management fee payable by the DFA International Value Series and an administration fee payable by the LWAS/DFA International High Book to Market Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the LWAS/DFA International. High Book to Market Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the DFA International Value Series.
(1)	“Other Expenses” include a client services fee payable to LWIF of [0.19%] by the Portfolio.

Example

This Example is meant to help you compare the cost of investing in the LWAS/DFA International High Book to Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The Example reflects the aggregate estimated annual operating expenses of both the LWAS/DFA International High Book to Market Portfolio and the DFA International Value Series.

Portfolio Turnover

The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA International High Book to Market Portfolio’s performance. During the most recent fiscal year, the DFA International Value Series’ portfolio turnover rate was [  ]% of the average value of its investment portfolio.

4

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA International Value Portfolio invests substantially all of its assets in the DFA International Value Series. The DFA International Value Series, using a market capitalization weighted approach, generally purchases stocks of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular country or issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

The DFA International Value Series intends to purchase stocks of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of [                    ],for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was $[            ]. This threshold will change due to market conditions.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The DFA International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the DFA International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The DFA International Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and in turn the LWAS/DFA International High Book to Market Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The DFA International Value Series does not hedge foreign currency risk.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Value Series and the DFA International Value Portfolio use derivatives for non-hedging purposes, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Value Series may lose money and there may be a delay in recovering the loaned securities. The DFA International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

5

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the LWAS/DFA International High Book to Market Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the LWAS/DFA International High Book to Market Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pretax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

LWAS/DFA International High Book to Market Portfolio

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
LWAS/DFA International High Book to Market Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI EAFE Index (net dividends)	[	]%	[	]%	[	]%
MSCI World ex U.S. Index(1) (net dividends)	[	]%	[	]%	[	]%

(1)	The MSCI World ex U.S. Index measures the developed markets in the entire developed world less the United States.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the LWAS/DFA International High Book to Market Portfolio and the DFA International Value Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the LWAS/DFA International High Book to Market Portfolio and the DFA International Value Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the LWAS/DFA International High Book to Market Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are only eligible for purchase by clients of LWI Financial Inc. (“LWIF”). Investors should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of a proposed investment. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to LWIF in the form required by LWIF.

TAX INFORMATION

The dividends and distributions you receive from the LWAS/DFA International. High Book to Market Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The LWAS/DFA International High Book to Market Portfolio pays LWIF, a financial intermediary, for performing shareholder services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

6

LWAS/DFA Two-Year Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the LWAS/DFA Two-Year Fixed Income Portfolio is to maximize total returns consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA Two-Year Fixed Income Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses[1]	0.[	]%
Total Annual Operating Expenses	0.[	]%

(1)	“Other Expenses” include a client services fee payable to LWIF of [0.08%] by the Portfolio.

Example

This Example is meant to help you compare the cost of investing in the LWAS/DFA Two-Year Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The LWAS/DFA Two-Year Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA Two-Year Fixed Income Portfolio’s performance. During the most recent fiscal year, the LWAS/DFA Two-Year Fixed Income Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. The LWAS/DFA Two-Year Fixed Income Portfolio may invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. The LWAS/DFA Two-Year Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds.

As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

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The LWAS/DFA Two-Year Fixed Income Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

The LWAS/DFA Two-Year Fixed Income Portfolio may invest in futures contracts and options on futures contracts. The LWAS/DFA Two-Year Fixed Income Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the LWAS/DFA Two-Year Fixed Income Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Income Risk: Income risk is the risk that falling interest rates will cause the LWAS/DFA Two-Year Fixed Income Portfolio’s income to decline.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the LWAS/DFA Two-Year Fixed Income Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the LWAS/DFA Two-Year Fixed Income Portfolio to changes in performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

8

The after-tax returns presented in the table for the LWAS/DFA Two-Year Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pretax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

LWAS/DFA Two-Year Fixed Income Portfolio

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
LWAS/DFA Two-Year Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Merrill Lynch 1-3 Year U.S. Government/Corporate Index*	[	]%	[	]%	[	]%

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the LWAS/DFA Two-Year Fixed Income Portfolio using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the LWAS/DFA Two-Year Fixed Income Portfolio with respect to the day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr.  Plecha has been responsible for the fixed income portfolios since the end of 1991.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the LWAS/DFA Two-Year Fixed Income Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are only eligible for purchase by clients of LWI Financial Inc. (“LWIF”). Investors should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of a proposed investment. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to LWIF in the form required by LWIF.

TAX INFORMATION

[SRSY TO PROVIDE] The dividends and distributions you receive from the LWAS/DFA Two-Year Fixed Income Portfolio are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES

LWAS/DFA Two-Year Fixed Income Portfolio pays LWIF, a financial intermediary, for performing shareholder services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

9

LWAS/DFA Two-Year Government Portfolio

INVESTMENT OBJECTIVE

The investment objective of the LWAS/DFA Two-year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies consistent with the preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA Two-Year Government Portfolio. The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): ): None*

*	Shares of the LWAS/DFA Two-Year Fixed Income Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses[1]	0.[	]%
Total Annual Operating Expenses	0.[	]%

(1)	“Other Expenses” include a client services fee payable to LWIF of [0.08%] by the Portfolio.

Example

This Example is meant to help you compare the cost of investing in the LWAS/DFA Two-Year Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The LWAS/DFA Two-Year Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA Two-Year Government Portfolio’s performance. During the most recent fiscal year, the LWAS/DFA Two-Year Government Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in two years or less. The LWAS/DFA Two-Year Government Portfolio generally pursues its objective by purchasing U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The Portfolio also may enter into repurchase agreements backed by U.S. government securities.

As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within two years from the date of settlement.

The LWAS/DFA Two-Year Government Portfolio may invest in futures contracts and options on futures contracts. The LWAS/DFA Two-Year Government Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of

10

derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the LWAS/DFA Two-Year Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Income Risk: Income risk is the risk that falling interest rates will cause the LWAS/DFA Two-Year Government Portfolio’s income to decline.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the LWAS/DFA Two-Year Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the LWAS/DFA Two-Year Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pretax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

LWAS/DFA Two-Year Government Portfolio

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
LWAS/DFA Two-Year Government Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Merrill Lynch 1-3 Year U.S. Treasury & Agency Index*	[	]%	[	]%	[	]%

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the LWAS/DFA Two-Year Government Portfolio using a team approach. David A. Plecha coordinates the efforts of all other portfolio managers of the LWAS/DFA Two-Year Government Portfolio with respect to the day to day management. Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

11

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the LWAS/DFA Two-Year Government Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are only eligible for purchase by clients of LWI Financial Inc. (“LWIF”). Investors should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of a proposed investment. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to LWIF in the form required by LWIF.

TAX INFORMATION

The dividends and distributions you receive from the LWAS/DFA Two-Year Government Portfolio are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The LWAS/DFA Two-Year Government Portfolio pays LWIF, a financial intermediary, for performing shareholder services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

12

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES-EQUITY PORTFOLIOS

LWAS/DFA U.S. High Book to Market Portfolio

The investment objective of the LWAS/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The LWAS/DFA U.S. High Book to Market Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in the U.S. Large Cap Value Series of the Trust, which has the same investment objective and policies as the Portfolio. Ordinarily, the U.S. Large Cap Value Series will invest its assets in a broad and diverse group of readily marketable common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The U.S. Large Cap Value Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The U.S. Large Cap Value Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, the Advisor will calculate book to market ratios and review total market capitalization to determine those companies whose stock may be eligible for investment for the U.S. Large Cap Value Series. The U.S. Large Cap Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Cap Value Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Series. In addition, the U.S. Large Cap Value Series may sell portfolio securities when its book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the Series.

The total market capitalization range and the value criteria used by the Advisor for the U.S. Large Cap Value Series, as described above, generally apply at the time of purchase. The U.S. Large Cap Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Equity Portfolios” in this Prospectus.

LWAS/DFA International High Book to Market Portfolio

The investment objective of the LWAS/DFA International High Book to Market Portfolio is to achieve long-term capital appreciation. The LWAS/DFA International High Book to Market Portfolio invests substantially all of its assets in the DFA International Value Series of the Trust, which has the same investment objective and policies as the Portfolio. The DFA International Value Series seeks to achieve its objective by purchasing in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the DFA International Value Series may invest in the stocks of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, [Israel,] Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the DFA International Value Series may continue to hold securities of developed market countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

Under normal market conditions, the DFA International Value Series intends to invest its assets in companies organized, having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the DFA International Value Series’ assets will be invested in such companies in any one country.

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the DFA International Value Series with respect to each country or

13

region. As of [                    ], for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was [$            ] million. This threshold will vary by country or region. For example, as of [                    ], the Advisor considered a large company in the European Monetary Union (EMU) to have a market capitalization of at least [$            ] million, a large company in Australia to have a market capitalization of at least [$            ] million and a large company in Hong Kong to have a market capitalization of at least $[            ] million. These dollar amounts will change due to market conditions.

The DFA International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “Market Capitalization Weighted Approach” in this Prospectus. As a result, the weightings of certain countries in the DFA International Value Series may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The value criteria used by the Advisor for the DFA International Value Series, as described above, generally apply at the time of purchase by the DFA International Value Series. The DFA International Value Series is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The DFA International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the DFA International Value Series do pay dividends. It is anticipated, therefore, that the DFA International Value Series will receive dividend income.

The DFA International Value Series invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depository Receipts, Global Depository Receipts, American Depository Receipts, or other types of depository receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. The DFA International Value Series will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the LWAS/DFA International High Book to Market Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

Equity Portfolios

With respect to the LWAS/DFA U.S. High Book to Market Portfolio and the LWAS/DFA International High Book to Market Portfolio (the “Equity Portfolios”) and the U.S. Large Cap Value Series and the DFA International Value Series (each, a “Master Fund” and collectively, the “Master Funds”) in which the Equity Portfolios invest, investments will generally be made in eligible securities using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.” Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held

14

until such time as they are no longer considered an appropriate holding in light of the investment policy of each Equity Portfolio and Master Fund.

Market Capitalization Weighted Approach

The portfolio structures of the Master Funds in which the Equity Portfolios invest involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of the Master Funds to a particular issuer to a maximum proportion of the assets of the Master Funds. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES-FIXED INCOME PORTFOLIOS

Description of Investments. The following is a description of the categories of investments which may be acquired by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio (the “Fixed Income Portfolios”):

Permissible Categories
LWAS/DFA Two-Year Fixed Income Portfolio	1-9
LWAS/DFA Two-Year Government Portfolio	1, 2, 6, 9

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. Government Agency Obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Corporate Debt Obligations—Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 or better by Standard & Poor’s Rating Group, a Division of The McGraw-Hill Companies (“S&P”) or F1 or better by Fitch Ratings Ltd. (“Fitch”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Fixed Income Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Portfolio’s illiquid securities policy. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments or their agencies or instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Money Market Funds—The Fixed Income Portfolios may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of investments that may be acquired by the Fixed Income Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

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Investments in the Banking Industry

The LWAS/DFA Two-Year Fixed Income Portfolio will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations exceeds 25% of the total net assets of the LWAS/DFA Two-Year Fixed Income Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. Once the Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy results in less than 25% of the Portfolio’s total assets consisting of banking industry securities. As of the date of this Prospectus, the LWAS/DFA Two-Year Fixed Income Portfolio is concentrating its investments in banking industry securities.

The types of bank and bank holding company obligations in which the LWAS/DFA Two-Year Fixed Income Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments.” In addition, the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are each authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

The LWAS/DFA Two-Year Fixed Income Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the LWAS/DFA Two-Year Fixed Income Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

The Fixed Income Portfolios are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the LWAS/DFA Two-Year Fixed Income Portfolio could be 0% to 200%, and the LWAS/DFA Two-Year Government Portfolio could be 0% to 200%. Taxable distributions ordinarily increase with trading activity. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of the LWAS/DFA Two-Year Fixed Income Portfolio or the LWAS/DFA Two-Year Government Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

OTHER INFORMATION

Commodity Pool Operator Exemption:

The Master Funds and Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

SECURITIES LOANS

The Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Equity Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While the Portfolios or Master Funds may earn additional income from lending securities, such activity is incidental to their investment objectives. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of each Portfolio’s or Master Fund’s total assets. To the extent a Portfolio or Master Fund loans a portion of its securities, the Portfolio or the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be

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maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, and (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios or Master Funds will generally invest the cash collateral received for the loaned securities in                                 , an affiliated [registered money market fund] advised by the Advisor for which the Advisor receives a management fee of             %. The Portfolios or Master Funds also may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, a Portfolio or Master Fund will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. A Portfolio or Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio or Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio or Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. Although each Feeder Fund is authorized to lend its portfolio securities, as long as it only holds shares of its Master Fund, it will not do so.

SECURITIES LENDING REVENUE

For the fiscal year ended October 31, 2009, the following Portfolio and Master Fund received the following net revenues from a securities lending program, which constituted a percentage of the average daily net assets of the Portfolio or Master Fund (see “SECURITIES LOANS”):

Portfolio/Master Fund	Net Revenue			Percentage of Net Assets
LWAS/DFA U.S. High Book to Market Portfolio *	$	[	]	[	]%
LWAS/DFA International High Book to Market Portfolio*	$	[	]	[	]%

*	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

MANAGEMENT OF THE PORTFOLIOS

The Advisor provides each Portfolio with administrative services and also serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Advisory Agreement with each Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. Additionally, pursuant to an Investment Advisory Agreement with each Portfolio, the Advisor, for no additional compensation, manages the portion of each Portfolio’s assets that are retained by the Portfolio for cash management purposes and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding the Master Fund to invest in another Master Fund if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment strategies for the Portfolios and Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios and Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the non-Feeder Portfolios and Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios and Master Funds indicated below.

LWAS/DFA U.S. High Book to Market Portfolio U.S. Large Cap Value Series	Stephen A. Clark
LWAS/DFA International High Book to Market Portfolio DFA International Value Series	Karen E. Umland
Fixed Income Portfolios	David A. Plecha

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Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides all Portfolios and Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. For the advisory fees that the Portfolios have incurred for the period ended October 31, 2009, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Boards of Trustees/Directors approving the investment management agreements with respect to the Portfolios and Master Funds is available in the semi-annual reports for the Portfolios for the six-month period ending April 30, 2009. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2010, assets under management for all Dimensional affiliated advisors totaled approximately [$             billion.]

The DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund,” and collectively the “Funds”) and the Trust bear all of their own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses of a Fund which are not allocable to a particular Portfolio are borne by each Portfolio of that Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund of the Trust on the basis of its relative net assets.

Sub-Advisors—DFA International Value Series

The Advisor has entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the DFA International Value Series. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia (i) select brokers or dealers to execute purchases and sales of securities in the DFA Value International Series’ portfolio, and assist the Advisor in determining eligible securities available for purchase and sale in the DFA International Value Series; (ii) allocate trades among brokers or dealers; (iii) determine the best and most efficient means of purchasing and selling portfolio securities in order to receive best price and execution; and (iv) provide investment and ancillary services for the Advisor. The Advisor controls DFAL and DFA Australia. DFA Australia is a U.S. federally registered investment advisor located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL is a U.S. federally registered investment advisor located at 7 Down Street, London, W1J7AJ, United Kingdom.

Client Service Agent—All Portfolios

Pursuant to a Client Service Agent Agreement with each Portfolio, LWIF (formerly, Assante Asset Management, Inc.) serves as the client service agent to each Portfolio and performs various services for the Portfolios. These services include establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the applicable Board of Directors may reasonably request.

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DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. Each Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date). Upon written notice to the Advisor and completion of account information, shareholders of the remaining Portfolios may select one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of dividends and distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash. A distribution of an amount in excess of a Portfolio’s taxable income and capital gains realized during a taxable year is treated as a non-taxable return of capital that reduces your tax basis in Portfolio shares.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

The LWAS/DFA International High Book to Market Portfolio, through its investment in its corresponding Master Fund organized as a partnership, may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% in value of the total assets of the Portfolio is invested, through its investment in its corresponding Master Fund organized as a partnership, in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a corporation and taxable as a regulated investment company to elect to be classified as a partnership (if it has two or more shareholders) or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

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The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. To the extent a Master Fund organized as a corporation invests in U.S. government obligations, distributions derived from interest on these obligations and paid to its corresponding Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends and paid by a Portfolio from long-term capital gains, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2009 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to shareholders who fail to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the holdings of the DFA International Value Series in which the LWAS/DFA International High Book to Market Portfolio invests may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price the Master Fund’s holdings and the reflection of those changes in the LWAS/DFA International High Book to Market Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because LWAS/DFA International High Book to Market Portfolio’s Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the LWAS/DFA International High Book to Market Portfolio and its Master Fund calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of the LWAS/DFA International High Book to Market Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Funds and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Funds or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is

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consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Funds’ general ability to restrict potentially disruptive trading activity as described above, the Funds also have adopted purchase blocking procedures. Under the Funds’ purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Funds and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Funds, Dimensional, or their agents. The Funds and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Funds’ purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Funds or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Funds’ purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Funds and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The Funds, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940, (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Funds, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Funds and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Funds. The Funds, Dimensional or their designees, when they detect trading patterns in shares of the Funds that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Funds and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds and Dimensional to prevent excessive short-term trading, there is no assurance that the Funds, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Funds, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Funds and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Funds and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Funds and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Funds and Dimensional to monitor trades through Omnibus Accounts maintained by

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Intermediaries may be restricted due to systems limitations of both the Funds’ service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios and Master Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Each Portfolio and Master Fund generally calculates its net asset value per share and accepts purchase and redemption orders on days that the NYSE is open for trading. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by a Portfolio or Master Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by a Portfolio or Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolio or Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios and Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Portfolios and Master Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of

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Directors/Trustees of the Portfolios and Master Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios and Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Portfolios and Master Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio or Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the DFA International Value Series (in which the LWAS/DFA International High Book to Market Portfolio invests all of its assets) is expressed in U.S. dollars by translating the net assets of the DFA International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the DFA International Value Series own securities that are primarily listed on foreign exchanges which may trade on days when the LWAS/DFA International High Book to Market Portfolio and DFA International Value Series do not price their shares, the net asset value of the LWAS/DFA International High Book to Market Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund is determined each day as of such close.

Public Offering Price

Provided that LWIF has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the order by PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), the Funds’ transfer agent. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures).

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost (“reimbursement fee”). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and the corresponding Master Funds. Any such charges will be described in the Prospectus. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Funds reserve the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

PURCHASE OF SHARES

Only clients of LWIF are eligible to purchase shares of the Portfolios. Investors should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of the proposed investment. Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of LWIF may also be subject to investment advisory fees under their own arrangements with LWIF. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

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In-Kind Purchases

If accepted by the applicable Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by such Portfolio (or its corresponding Master Fund) or otherwise represented in its portfolio as described in this Prospectus or otherwise consistent with the Funds’ policies and procedures. Shares of the LWAS/DFA International High Book to Market Portfolio may also be purchased in exchange for local currencies in which securities owned by its corresponding Master Fund are denominated. Securities and local currencies accepted by a Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the applicable Fund by the investor upon receipt from the issuer.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio (or its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the applicable Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Portfolio (or Master Fund) may not exceed 5% of the net assets of the Portfolio (or Master Fund) immediately after the transaction.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

EXCHANGE OF SHARES

An investor may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or another portfolio of the Funds, by first contacting LWIF and completing the documentation required by LWIF and the Advisor. Exchanges are accepted only into those portfolios of the Funds that are eligible for the exchange privilege. Investors should contact LWIF for a list of those portfolios of the Funds that accept exchanges and the minimum amount required for exchanges into the portfolios.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to LWIF in the form required by LWIF. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PNC Global (or an Intermediary or a Sub-designee, if applicable).

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

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Redemption of Small Accounts

With respect to each Portfolio, the Funds reserve the right to redeem an account if the value of the shares in a specific account is $500 or less because of redemptions. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio being redeemed (or its corresponding Master Fund) in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The LWAS/DFA International High Book to Market Portfolio also reserves the right to redeem its shares in the currencies in which the DFA International Value Series’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions and the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Equity Portfolio might encounter operational or other complications. Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns, may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company at 6300 Bee Cave Road, Building one, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Feeder Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and Master Fund generally will disclose up to 25 of its largest portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio and Master Fund also generally will disclose its complete portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios and Master Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, a Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” A Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past [five years]. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the annual reports which are available upon request.

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DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009		Period Ended Oct. 31,* 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$		$15.35	$16.10	$13.91	$12.28	$10.23

Income From Investment Operations
Net Investment Income (Loss)		#	0.21 #	0.20 #	0.23 #	0.19	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)			(5.48)	(0.26)	2.23	1.57	2.08

Total from Investment Operations			(5.27)	(0.06)	2.46	1.76	2.18

Less Distributions
Net Investment Income			(0.21)	(0.20)	(0.22)	(0.13)	(0.13)
Net Realized Gains			(0.83)	(0.49)	(0.05)	—	—

Total Distributions			(1.04)	(0.69)	(0.27)	(0.13)	(0.13)

Net Asset Value, End of Period	$		$9.04	$15.35	$16.10	$13.91	$12.28

Total Return		%	(36.69)%†	(0.51)%	17.90%	14.44%	21.45%
Net Assets, End of Period (thousands)	$		$68,462	$119,833	$124,983	$103,311	$92,494
Ratio of Expenses to Average Net Assets**		%	0.33%^	0.32%	0.32%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets		%	1.72%^	1.20%	1.54%	1.43%	0.87%

*	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
#	Computed using average shares outstanding
†	Non-annualized.
**	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
^	Annualized.

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DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009		Period Ended Oct. 31,* 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$		$24.32	$21.89	$17.49	$15.93	$12.55

Income From Investment Operations
Net Investment Income (Loss)		#	0.66 #	0.65 #	0.61 #	0.48	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)			(11.36)	2.98	5.23	1.87	3.63

Total from Investment Operations			(10.70)	3.63	5.84	2.35	3.90

Less Distributions
Net Investment Income			(0.70)	(0.58)	(0.63)	(0.43)	(0.51)
Net Realized Gains			(1.52)	(0.62)	(0.81)	(0.36)	(0.01)

Total Distributions			(2.22)	(1.20)	(1.44)	(0.79)	(0.52)

Net Asset Value, End of Period	$		$11.40	$24.32	$21.89	$17.49	$15.93

Total Return		%	(47.99)%†	17.05%	35.40%	15.32%	31.89%
Net Assets, End of Period (thousands)	$		$84,319	$185,239	$179,984	$138,782	$130,397
Ratio of Expenses to Average Net Assets**		%	0.47%^	0.46%	0.47%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets		%	3.74%^	2.76%	3.14%	2.88%	1.88%

*	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
#	Computed using average shares outstanding.
†	Non-annualized.
**	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
^	Annualized.

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DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009		Period Ended Oct. 31,* 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$		$9.95		$9.94	$9.82	$9.90	$10.17

Income From Investment Operations
Net Investment Income (Loss)		#	0.28	#	0.49 #	0.35 #	0.27	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)			(0.04)		—	0.08	(0.11)	(0.08)

Total from Investment Operations			0.24		0.49	0.43	0.16	0.08

Less Distributions
Net Investment Income			(0.35)		(0.48)	(0.31)	(0.24)	(0.14)
Net Realized Gains			—		—	—	—	(0.21)

Total Distributions			(0.35)		(0.48)	(0.31)	(0.24)	(0.35)

Net Asset Value, End of Period	$		$9.84		$9.95	$9.94	$9.82	$9.90

Total Return		%	2.46	%†	5.03%	4.47%	1.65%	0.85%
Net Assets, End of Period (thousands)	$		$84,065		$96,442	$86,082	$80,199	$80,584
Ratio of Expenses to Average Net Assets		%	0.31	%^	0.31%	0.31%	0.36%	0.38%
Ratio of Net Investment Income to Average Net Assets		%	3.04	%^	4.94%	3.57%	2.72%	1.65%
Portfolio Turnover Rate		%	20	%†	22%	15%	48%	152%

*	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
#	Computed using average shares outstanding.
†	Non-annualized.
^	Annualized.

30

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009		Period Ended Oct. 31,* 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$		$9.89		$9.87	$9.75	$9.83	$10.13

Income From Investment Operations
Net Investment Income (Loss)		#	0.24	#	0.46 #	0.34 #	0.26	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)			(0.03)		0.01	0.08	(0.10)	(0.06)

Total from Investment Operations			0.21		0.47	0.42	0.16	0.11

Less Distributions
Net Investment Income			(0.30)		(0.45)	(0.30)	(0.24)	(0.15)
Net Realized Gains			—		—	—	—	(0.26)

Total Distributions			(0.30)		(0.45)	(0.30)	(0.24)	(0.41)

Net Asset Value, End of Period	$		$9.80		$9.89	$9.87	$9.75	$9.83

Total Return		%	2.13	%†	4.85%	4.42%	1.67%	1.10%
Net Assets, End of Period (thousands)	$		$133,785		$110,338	$72,948	$68,708	$69,853
Ratio of Expenses to Average Net Assets		%	0.30	%^	0.31%	0.32%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets		%	2.69	%^	4.66%	3.45%	2.67%	1.63%
Portfolio Turnover Rate		%	7	%†	0%	29%	44%	142%

*	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
#	Computed using average shares outstanding.
†	Non-annualized.
^	Annualized.

31

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Client Service Agent LWI FINANCIAL INC. 3055 Olin Ave., Suite 2000 San Jose, CA 95128 Tel. No. (800) 366-7266
Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005
Accounting Services, Dividend Disbursing and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm [PRICEWATERHOUSECOOPERS LLP] Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

32

Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Clients of LWI Financial Inc. (LWIF) should call (800) 366-7266 ext. 7.

•

If you are an LWIF client, call that firm toll-free at (800) 366-7266 to request free copies. Additional materials describing the Funds and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access them on our website at http://www.dimensional.com.

•	Access them on the EDGAR database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Client Service Agent:
Dimensional Fund Advisors LP	LWI Financial Inc.
6300 Bee Cave Road, Building One	3055 Olin Ave., Suite 2000
Austin, TX 78746	San Jose, CA 95128
(512) 306-7400	(800) 366-7266

DFA Investment Dimensions Group Inc. (LWAS/DFA International High Book to Market Portfolio)—Registration No. 811-3258

Dimensional Investment Group Inc. (all other Portfolios)—Registration No. 811-6067

RRD022809-003

P R O S P E C T U S

February 28, 2010

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. (the “Fund”) is an investment company that offers a variety of investment portfolios. This Prospectus describes the Institutional Class shares of each Portfolio. Each Portfolio described in this Prospectus has its own investment objective and policies, and is the equivalent of a separate mutual fund. Each Portfolio is designed for long-term investors.

GLOBAL EQUITY PORTFOLIO

Ticker: DGEIX

GLOBAL 60/40 PORTFOLIO

Ticker: DGSIX

GLOBAL 25/75 PORTFOLIO

Ticker: DGTSX

INSTITUTIONAL CLASS SHARES

This Prospectus describes the Institutional Class shares of each Portfolio which:

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

Each Portfolio also offers two additional classes of shares, Class R1 shares and Class R2 shares, which are offered to qualified investors in a separate prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

Global Equity Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation. The Global Equity Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Global Equity Portfolio. The expenses in the following table are based on those incurred by the Global Equity Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses	0.[	]%
Acquired Fund Fees and Expenses*	0.[	]%
Total Annual Operating Expenses	0.[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[	]%
Net Expenses	0.[	]%

*	Represents the amount of fees and expenses incurred indirectly by the Global Equity Portfolio as a result of investing in other investment companies, including the Underlying Funds.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Global Equity Portfolio. The Fee Waiver and Expense Assumption Agreement for the Global Equity Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Global Equity Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

[The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

        To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

1

As of February 28, 2010, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad portfolio of stocks of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad portfolio of stocks of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2010 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

In addition to other short-term investments, the Global Equity Portfolio and the Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

2

Other risks of the Underlying Funds are described in the Global Equity Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Global Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Global Equity Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Global Equity Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Global Equity Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Global Equity Portfolio Institutional Class Shares

January 2004-December 2009
Highest Quarter	Lowest Quarter
[ ] ([ ]-[ ])	[ ] ([ ]-[ ])

Annualized Returns (%)	One Year	Five Year	Ten Year
Global Equity Portfolio
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Portfolio Shares
MSCI World Index (net dividends)				(1)

(1)	Since December 31, 2003, the date following the Global Equity Portfolio’s inception for which data is available.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Global Equity Portfolio and manages the Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the Global Equity Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

3

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Global Equity Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Global Equity Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Global Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Global Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Global Equity Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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Global 60/40 Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Global 60/40 Portfolio (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income. The 60/40 Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the 60/40 Portfolio. The expenses in the following table are based on those incurred by the 60/40 Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.[	]%
Acquired Fund Fees and Expenses*	0.[	]%
Total Annual Operating Expenses	0.[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[	]%
Net Expenses	0.[	]%

*	Represents the amount of fees and expenses incurred indirectly by the Portfolio as a result of investing in other investment companies, including the Underlying Funds.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the 60/40 Portfolio. The Fee Waiver and Expense Assumption Agreement for the 60/40 Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the 60/40 Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the 60/40 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

[The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may

5

modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2010, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad portfolio of stocks of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad portfolio of stocks of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the 60/40 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2010 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

In addition to other short-term investments, the 60/40 Portfolio and the Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

6

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Other risks of the Underlying Funds are described in the 60/40 Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 60/40 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the 60/40 Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the 60/40 Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the 60/40 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 60/40 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

7

Global 60/40 Portfolio Institutional Class Shares

January 2004-December 2009
Highest Quarter	Lowest Quarter
[ ] ([ ]-[ ])	[ ] ([ ]-[ ])

Annualized Returns (%)	One Year	Five Year	Ten Year
Global 60/40 Portfolio
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Portfolio Shares
MSCI World Index (net dividends)				(1)
Citigroup World Government Bond Hedged 1-3 Year Currency Hedged U.S. Dollar Index(2)				(1)
Global 60/40 Composite Index (MSCI/Citigroup)(3)				(1)

(1)	Since December 31, 2003, the date following the Global 60/40 Portfolio’s inception for which data is available.
(2)	The Citigroup World Government Bond Hedged 1-3 Year Currency Hedged U.S. Dollar Index tracks the performance of fixed-rate sovereign debt.
(3)	The Global 60/40 Composite Index (MSCI/Citigroup) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citigroup World Government Bond Hedged 1-3 Year Index.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the 60/40 Portfolio and manages the 60/40 Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the Global 60/40 Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the 60/40 Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the 60/40 Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The 60/40 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the 60/40 Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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Global 25/75 Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Global 25/75 Portfolio (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation. The 25/75 Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the 25/75 Portfolio. The expenses in the following table are based on those incurred by the 25/75 Portfolio for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[	]%
Acquired Fund Fees and Expenses*	0.[	]%
Total Annual Operating Expenses	0.[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.[	]%
Net Expenses	0.[	]%

*	Represents the amount of fees and expenses incurred indirectly by the 25/75 Portfolio as a result of investing in other investment companies, including the Underlying Funds.
**	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the 25/75 Portfolio. The Fee Waiver and Expense Assumption Agreement for the 25/75 Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the 25/75 Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the 25/75 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

[The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.]

Portfolio Turnover

        A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was __% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income underlying funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of

9

approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2010, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad portfolio of stocks of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad portfolio of stocks of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. Certain fixed income Underlying Funds in which the 25/75 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2010 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

In addition to other short-term investments, the 25/75 Portfolio and the Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

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Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Other risks of the Underlying Funds are described in the 25/75 Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 25/75 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the 25/75 Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the 25/75 Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the 25/75 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 25/75 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

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Global 25/75 Portfolio Institutional Class Shares

January 2004-December 2009
Highest Quarter	Lowest Quarter
[ ] ([ ]-[ ])	[ ] ([ ]-[ ])

Annualized Returns (%)	One Year	Five Year	Ten Year
Global 25/75 Portfolio
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Portfolio Shares
MSCI World Index (net dividends)				(1)
Citigroup World Government Bond Hedged 1-3 Year Currency Hedged U.S. Dollar Index(2)				(1)
Global 25/75 Composite Index (MSCI/Citigroup)(3)				(1)

(1)	Since December 31, 2003, the date following the 25/75 Portfolio’s inception for which data is available.
(2)	The Citigroup World Government Bond Hedged 1-3 Year Currency Hedged U.S. Dollar Index tracks the performance of fixed-rate sovereign debt.
(3)	The Global 25/75 Composite Index (MSCI/Citigroup) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citigroup World Government Bond Hedged 1-3 Year Index.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the 25/75 Portfolio and manages the 25/75 Portfolio using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the 25/75 Portfolio with respect to the day to day management of the Portfolio. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the 25/75 Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the 25/75 Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The 25/75 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the 25/75 Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

Dimensional Fund Advisors LP (the “Advisor”) seeks to construct a diversified portfolio for each of the Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic issuers (the “Domestic Equity Underlying Funds”) and international issuers (the “International Equity Underlying Funds” and together with the Domestic Equity Underlying Funds, the “Equity Underlying Funds”). The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers (the “Fixed Income Underlying Funds”).

The Underlying Funds in which each Portfolio may invest, each Portfolio’s allocation with respect to each Underlying Fund, the target asset allocation and allocation range between Equity Underlying Funds and Fixed Income Underlying Funds, and the investment policies of the Underlying Funds, may be changed at any time by the Advisor without shareholder approval.

Global Equity Portfolio

The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Global Equity Portfolio generally allocates its assets to a combination of Equity Underlying Funds. The Global Equity Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the Global Equity Portfolio intends to invest in the Domestic Equity Underlying Funds and International Equity Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically, the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the Global Equity Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Global Equity Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing all of its assets in Equity Underlying Funds, the Global Equity Portfolio is expected to provide the most aggressive equity exposure of the three Portfolios, and hence, corresponding level of overall risk.

As a non-fundamental investment policy, under normal circumstances, the Global Equity Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds).

Global 60/40 Portfolio

The investment objective of the 60/40 Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio’s assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to Fixed Income Underlying Funds. With respect to investments in Equity Underlying Funds, the 60/40 Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically, the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 60/40 Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing its assets in Underlying Funds that invest in a variety of equity and fixed income securities, the 60/40 Portfolio is expected to fall in between the other two Portfolios with regard to expected equity exposure. As a result, the 60/40 Portfolio’s risk is also expected to fall between the risks of the Global Equity Portfolio and 25/75 Portfolio.

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Global 25/75 Portfolio

The investment objective of the 25/75 Portfolio is to seek total return consistent with current income and preservation of capital with some capital appreciation. To achieve its investment objective, the 25/75 Portfolio, under normal market circumstances, allocates the majority of its assets to Fixed Income Underlying Funds, but the Portfolio also invests a small portion of its assets to Equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to Equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to Fixed Income Underlying Funds. As of the date of this Prospectus, the 25/75 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically, the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 25/75 Portfolio without notice to shareholders. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing and selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Fund.

By investing the majority of its assets in Fixed Income Underlying Funds, the 25/75 Portfolio is expected to provide lower equity exposure than the other two Portfolios, and hence, lower levels of overall risk.

Asset Allocation Investment Approach

The Portfolios provide investors with an option to choose one of three diversified investment portfolios, which combine multiple equity investment strategies with varying levels of fixed income strategies. The Advisor employs different asset allocation strategies for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers in different proportions for each Portfolio, and shares of Underlying Funds that invest in fixed income securities of domestic and international issuers in different proportions for the 60/40 Portfolio and 25/75 Portfolio. The target allocation of assets between Equity Underlying Funds and Fixed Income Underlying Funds, and the range of allocations for each Portfolio, under normal circumstances, are shown in the table below:

	Global Equity Portfolio Allocation		Global 60/40 Portfolio Allocation		Global 25/75 Portfolio Allocation
	Target	Range	Target	Range	Target	Range
Equity Underlying Funds	100%	90%-100%	60%	40%-80%	25%	5%-45%
Fixed Income Underlying Funds	0%	0%	40%	20%-60%	75%	55%-95%

Each Portfolio’s target allocation generally relates to a different level of equity and fixed income exposure, and hence, a different level of overall risk. The Global Equity Portfolio seeks to provide maximum capital appreciation, resulting in the highest level of equity risk of the three Portfolios. The 25/75 Portfolio seeks to provide investors with a return consistent with relatively low levels of equity risk. The 60/40 Portfolio’s equity risk level falls between that of the Global Equity and 25/75 Portfolios.

As of the date of this Prospectus, each Portfolio is expected to invest mainly in the Underlying Funds listed below, each an investment portfolio of the DFA Investment Dimensions Group Inc. (the “Fund”), except that the Global Equity Portfolio is not expected to invest in the Fixed Income Underlying Funds. While each Portfolio currently intends to invest in the Underlying Funds identified below, each Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds— DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds— International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds— DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio and DFA Short-Term Extended Quality Portfolio.

14

Investments in Underlying Funds

Investment Objectives, Strategies and Policies of the Underlying Funds

The Advisor believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Advisor believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Portfolios invest as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolios’ Statement of Additional Information.

Domestic Equity Underlying Funds

DFA Real Estate Securities Portfolio – The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular issuer. The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts (“REITs”).

U.S. Core Equity 1 Portfolio – The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® and such other U.S. national securities exchanges deemed appropriate by the Advisor. The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

U.S. Core Equity 2 Portfolio – The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE Alternext US LLC or Nasdaq Global Market® and such other U.S. national securities exchanges deemed appropriate by the Advisor. The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

International Equity Underlying Funds

International Core Equity Portfolio – The International Core Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the

15

Advisor’s Investment Committee. The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The International Core Equity Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of [    ], securities of the largest growth companies in the International Universe comprised approximately [    ]% of the International Universe and the Advisor allocated approximately [    ]% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will fluctuate with market movements and other factors. Additionally, the range by which the International Core Equity Portfolio’s percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

Emerging Markets Core Equity Portfolio – The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, including frontier markets, authorized for investment by the Advisor’s Investment Committee, with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

Fixed Income Underlying Funds

DFA Two-Year Global Fixed Income Portfolio – The DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments of the Fixed Income Underlying Funds” below, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than two years from the date of settlement). Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Two-Year Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

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DFA Five-Year Global Fixed Income Portfolio – The DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. The Five-Year Global Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average length of maturity of investments will not exceed five years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than five years from the date of settlement). The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

DFA Selectively Hedged Global Fixed Income Portfolio – The DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Portfolio may selectively hedge its foreign currency risks depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments of the Fixed Income Underlying Funds” below, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. It is the policy of the Selectively Hedged Global Portfolio that the weighted average length of maturity of its investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to two years from the date of settlement).

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency exposure unhedged, to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Selectively Hedged Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

DFA Inflation-Protected Securities Portfolio – The DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) seeks to maximize risk-adjusted total returns from a universe of inflation-protected securities that are structured to provide a total return that exceeds the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities.

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As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

DFA Short-Term Extended Quality Portfolio – The DFA Short-Term Extended Quality Portfolio (the “Extended Quality Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Extended Quality Portfolio invests with an emphasis on a universe of U.S. and foreign corporate debt securities the Advisor considers to be of extended quality as they are rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio will also invest in higher-rated corporate debt securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality.

The Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge any foreign currency exposure to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may hedge such currency exposure by entering into foreign forward currency contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for non-hedging purposes as a substitute for direct investment or to allow the Portfolio to remain fully invested while maintaining the liquidity required to pay redemptions.

The Extended Quality Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

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Description of Investments of the Fixed Income Underlying Funds

The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

Permissible Categories:
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1-11
Five-Year Global Portfolio	1-11
Inflation-Protected Portfolio	1,2,6,11
Extended Quality Portfolio	1,2,4,6-8,10-14

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Underlying Fund’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Underlying Fund’s illiquid securities policy. The Fixed Income Underlying Funds also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.

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10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

12. Corporate Debt Obligations—Extended Quality Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch, S&P or, if unrated, have been determined by the Advisor to be of comparable quality.

13. Commercial Paper— Extended Quality Portfolio—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

14. Foreign Issuer Obligations—Extended Quality Portfolio—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or, if unrated, have been determined by the Advisor to be of comparable quality.

The categories of investments that may be acquired by each of the Fixed Income Underlying may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry by certain Fixed Income Underlying Funds

The Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations exceeds 25% of the total net assets of any of these Portfolios such Portfolio will be considered to be concentrating its investments in the banking industry. Once the Two-Year Global Portfolio, Selectively Hedged Global Portfolio or Extended Quality Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy result in less than 25% of the Portfolio’s total assets consisting of banking industry securities.

As of the date of this Prospectus, the [    ] is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States provided such obligations meet each Portfolio’s established credit rating criteria as stated under “Description of Investments of the Fixed Income Underlying Funds.” In addition, the Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Selectively Hedged Global Portfolio and Extended Quality Portfolio may also invest in non-dollar denominated certificates.

Additional Risks of the Underlying Funds

The investment performance of each of the Portfolios is affected by the investment performance of the Underlying Funds in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. Through their investments in Underlying Funds, the Portfolios are subject to the risks of the Underlying Funds’ investments. In addition to the risks of the Underlying Funds’ investments described in “PRINCIPAL RISKS” for each Portfolio, certain other risks of the Underlying Funds’ investments are described below.

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Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio in which each of the Portfolios invests may be concentrated in the real estate industry. The exclusive focus of DFA Real Estate Securities Portfolio on the real estate industry may cause DFA Real Estate Securities Portfolio’s risk to approximate the general risks of direct real estate ownership. The performance of an Underlying Fund concentrated in the real estate industry may be materially different from the broad equity market.

Real Estate Investment Risk: The DFA Real Estate Securities Portfolio in which each of the Portfolios invests is subject to this risk. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in real estate investment trusts (“REITs”) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Inflation-Protected Securities Interest Rate Risk: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Risks of Investing for Inflation Protection: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. If interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

PORTFOLIO TRANSACTIONS—ALL PORTFOLIOS

Portfolio Transactions

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Underlying Fund.

Other Information

Commodity Pool Operator Exemption

Each Portfolio and Underlying Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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SECURITIES LOANS

The Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While an Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Underlying Fund. The value of securities loaned may not exceed 33 1/3% of the value of the Underlying Fund’s total assets, which includes the value of collateral received. To the extent an Underlying Fund loans a portion of its securities, the Underlying Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least : (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies; (ii) 102% of the current market value of the loaned securities, with respect to U.S. securities; and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, an Underlying Fund will generally invest the cash collateral received for the loaned securities in _____________, an affiliated [registered money market fund] advised by the Advisor for which the Advisor receives a management fee of ___%. The Underlying Funds may also invest such collateral in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage -backed securities. In addition, an Underlying Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. An Underlying Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Underlying Fund knows that a material event will occur. In the event of the bankruptcy of a borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each of the Portfolios and Underlying Funds. As such, the Advisor is responsible for the management of their respective assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, including running buy and sell programs, based on the parameters established by the Investment Committee. Stephen A. Clark serves as the portfolio manager for the Portfolios and coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios.

Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

The Portfolios’ Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. For advisory fees that the Portfolios have incurred for the fiscal period ended October 31, 2009, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Boards of Trustees/Directors approving the investment management agreements with respect to the Portfolios is available in the semi-annual reports for the Portfolios for the six-month period ending [May 31, 2009].

        The Fund bears all of its own costs and expenses, including: services of their independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee

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Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2009, assets under management for all Dimensional affiliated advisors totaled approximately $[    ] billion.

Fee Waiver and Expense Assumption Agreement

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Global Equity Portfolio, 60/40 Portfolio and the 25/75 Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver and Expense Assumption Agreement for the Portfolios will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Pursuant to the Fee Waiver and Expense Assumption Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has agreed to waive the administration fee each Portfolio pays to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by each Portfolio and management fees paid by each Portfolio’s Underlying Funds to the Advisor to 0.27% for the Global Equity Portfolio, to 0.25% for the Global 60/40 Portfolio and to 0.22% for the Global 25/75 Portfolio. The maximum amount waived under this waiver is the full amount of a Portfolio’s administration fee to the Advisor.

At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Institutional Class shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Net Investment Income Distribution
Portfolio	Annually	Quarterly	Monthly
Global Equity		X
Global 60/40		X
Global 25/75		X

*	Any net investment income will be distributed each month, except January.

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Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Receipt of Excess Inclusion Income by a Portfolio. Income received by a Portfolio (or an Underlying Fund) from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Portfolio (or Underlying Fund) may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in U.S.-REITs that hold such interests or otherwise qualify as taxable mortgage pools. This income is required to be allocated to Portfolio shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. In general, excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (3) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. A Portfolio (or Underlying Fund) must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Portfolio shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Portfolio must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Portfolio’s excess inclusion income allocable to them on behalf of the disqualified organizations.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Portfolio that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However,

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notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors should also see the discussion above under the subheading, “Receipt of Excess Inclusion Income by a Portfolio.” Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the statement of additional information.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase Institutional Class shares of any Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment. The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of Dimensional Investment Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to Dimensional Investment Group Inc., (specify Portfolio) c/o PNC Global Investment Servicing, Attn: Mail Stop F4-F760-1A-J, 760 Moore Road, King of Prussia, PA 19406.

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

        If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or Underlying Funds) or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures or in exchange for local currencies in which such securities of the International Equity Underlying Funds or Fixed Income Underlying Funds are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolios with local currencies should first contact the Advisor.

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The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its Underlying Funds) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio or Underlying Fund, may not exceed 5% of the net assets of the Portfolio or Underlying Fund immediately after the transaction, however, this last limitation does not apply to DFA Five-Year Global Fixed Income Portfolio.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios may be more susceptible to the risks of short-term trading than other Portfolios. The nature of the holdings of the International Equity Underlying Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s or Underlying Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because a Portfolio or its International Equity Underlying Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the International Equity Underlying Funds calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Fund (the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

        Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan

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contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchase blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Underlying Fund.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios and Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

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VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the investments and other assets of the Portfolio or Underlying Fund less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of the Portfolios will fluctuate in relation to the investment experience of the Underlying Funds in which such Portfolios invest. Securities held by the Portfolios and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios and Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios and Underlying Funds that are listed on Nasdaq Global Market® (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios and Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Portfolio or Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board than would a fund that holds a smaller number of securities.

As of the date of this Prospectus, the Portfolios and Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours before the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Foreign Equity Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Foreign Equity Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Foreign Equity Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio or Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio or Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

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Because the International Equity Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Underlying Funds do not price their shares, the net asset values of the Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

Most Portfolios and Underlying Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Underlying Fund is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed exchange, and then sending a letter of instruction to Dimensional Investment Group Inc. A letter of instruction for an exchange of shares may be sent by mail to the following: Attn: Client Operations, 6300 Bee Cave Road, Building One, Austin, TX 78746. Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this Prospectus. There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of Dimensional Investment Group Inc.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

        The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

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REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (888) 576-1167 or (512) 306-7400. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable), or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Underlying Funds in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Portfolios reserve the right to redeem their shares in the currencies in which the investments of the corresponding Underlying Funds are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

        Each Portfolio and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio and Underlying Fund also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios and Underlying Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Underlying Funds.

30

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by [PricewaterhouseCoopers LLP], whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

[UPDATE FINANCIAL HIGHLIGHTS TABLES FOR 2009]

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio Institutional Class Shares
	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003*** to Nov. 30, 2004
Net Asset Value, Beginning of Period	$15.48		$14.78	$12.92	$11.56	$10.00

Income From Investment Operations
Net Investment Income	0.27	#	0.27 #	0.23 #	0.25 #	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.02)		0.85	2.28	1.29	1.55

Total from Investment Operations	(5.75)		1.12	2.51	1.54	1.64

Less Distributions
Net Investment Income	(0.27)		(0.25)	(0.21)	(0.16)	(0.08)
Net Realized Gains	(0.32)		(0.17)	(0.44)	(0.02)	—

Total Distributions	(0.59)		(0.42)	(0.65)	(0.18)	(0.08)

Net Asset Value, End of Period	$9.14		$15.48	$14.78	$12.92	$11.56

Total Return	(38.50	)%†	7.67%	20.33%	13.47%	16.46	%†

Net Assets, End of Period (thousands)	$978,901		$1,218,439	$847,574	$485,301	$179,079
Ratio of Expenses to Average Net Assets*	0.34	%^	0.33%	0.37%	0.46%	0.67	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.61	%^	0.59%	0.60%	0.56%	0.71	%^@
Ratio of Net Investment Income to Average Net Assets	2.26	%^	1.70%	1.72%	1.50%	1.08	%^@

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

32

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global 60/40 Portfolio Institutional Class Shares
	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003*** to Nov. 30, 2004
Net Asset Value, Beginning of Period	$13.17		$12.67	$11.60	$10.83	$10.00

Income From Investment Operations
Net Investment Income	0.27	#	0.25 #	0.19 #	0.22 #	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.54)		0.60	1.35	0.72	0.83

Total from Investment Operations	(3.27)		0.85	1.54	0.94	0.94

Less Distributions
Net Investment Income	(0.24)		(0.26)	(0.21)	(0.16)	(0.11)
Net Realized Gains	(0.13)		(0.09)	(0.26)	(0.01)	—

Total Distributions	(0.37)		(0.35)	(0.47)	(0.17)	(0.11)

Net Asset Value, End of Period	$9.53		$13.17	$12.67	$11.60	$10.83

Total Return	(25.47	)%†	6.79%	13.78%	8.80%	9.41	%†

Net Assets, End of Period (thousands)	$587,524		$761,093	$538,369	$277,269	$102,341
Ratio of Expenses to Average Net Assets*	0.32	%^	0.31%	0.35%	0.45%	0.65	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.53	%^	0.51%	0.52%	0.55%	0.83	%^@
Ratio of Net Investment Income to Average Net Assets	2.44	%^	1.90%	1.56%	1.99%	1.18	%^@

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

33

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global 25/75 Portfolio Institutional Class Shares
	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003*** to Nov. 30, 2004
Net Asset Value, Beginning of Period	$11.46		$11.15	$10.65	$10.34	$10.00

Income From Investment Operations
Net Investment Income	0.31	#	0.24 #	0.22 #	0.24 #	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.37)		0.40	0.60	0.24	0.36

Total from Investment Operations	(1.06)		0.64	0.82	0.48	0.47

Less Distributions
Net Investment Income	(0.31)		(0.24)	(0.21)	(0.17)	(0.13)
Net Realized Gains	(0.08)		(0.09)	(0.11)	—	—

Total Distributions	(0.39)		(0.33)	(0.32)	(0.17)	(0.13)

Net Asset Value, End of Period	$10.01		$11.46	$11.15	$10.65	$10.34

Total Return	(9.55	)%†	5.85%	7.97%	4.71%	4.73	%†

Net Assets, End of Period (thousands)	$126,169		$136,039	$97,194	$52,699	$31,208
Ratio of Expenses to Average Net Assets*	0.30	%^	0.31%	0.37%	0.47%	0.99	%^@
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.46	%^	0.46%	0.49%	0.71%	1.32	%^@
Ratio of Net Investment Income to Average Net Assets	3.03	%^	2.15%	1.59%	2.33%	0.95	%^@

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

34

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809

Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098	Accounting Services, Dividend Disbursing and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm [PRICEWATERHOUSECOOPERS LLP] Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

35

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

Dimensional Investment Group Inc. —Registration No. 811-6067

RRD022809-001

P R O S P E C T U S

February 28, 2010

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:

•    Is generally only available to institutional investors and clients of registered investment advisors.

•    Has its own investment objective and policies, and is the equivalent of a separate mutual fund.

•    Does not charge a sales commission or “load.”

•    Is designed for long-term investors.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Ticker: DFUSX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this

Prospectus. Any representation to the contrary is a criminal offense.

i

U.S. Large Company Institutional Index Portfolio

INVESTMENT OBJECTIVE

The U.S. Large Company Institutional Index Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Institutional Index Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Company Institutional Index Portfolio. The expenses in the following table are based on those incurred by the U.S. Large Company Institutional Index Portfolio and the U.S. Large Company Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.075%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursements	0.[ ]	%**
Net Expenses	0.[ ]	%

*	The “Management Fee” includes an investment management fee payable by the U.S. Large Company Series and an administration fee payable by the U.S. Large Company Institutional Index Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the U.S. Large Company Institutional Index Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Large Company Series.
**	The Advisor has agreed to waive all or a portion of its administration fee in certain circumstances. The Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Institutional Index Portfolio will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the U.S. Large Company Institutional Index Portfolio or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Company Institutional Index Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

The costs for the Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only. The Example reflects the aggregate estimated annual operating expenses of both the U.S. Large Company Institutional Index Portfolio and the U.S. Large Company Series.

Portfolio Turnover

The U.S. Large Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Company Institutional Index Portfolio’s performance. During the most recent fiscal year, the U.S. Large Company Series’ portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Large Company Institutional Index Portfolio invests substantially all of its assets in the U.S. Large Company Series, which generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with

1

the largest market capitalizations and, as a group, they represent approximately [70]% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Series, the Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series’ net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series’ shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Series may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index.

The U.S. Large Company Institutional Index Portfolio and the U.S. Large Company Series each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Large Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Large Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The U.S. Large Company Series may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Institutional Index Portfolio and the U.S. Large Company Series, see “Standard & Poor’s-Information and Disclaimers.”

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Company Series that owns them, and, in turn, the U.S. Large Company Institutional Index Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Company Series and the U.S. Large Company Institutional Index Portfolio use derivatives for non-hedging purposes, the U.S. Large Company Institutional Index Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Company Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Large Company Institutional Index Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Company Institutional Index Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Large Company Institutional Index Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax

2

returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

U.S. Large Company Institutional Index Portfolio

January 2000-December 2009
Highest Quarter	Lowest Quarter

[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Since 9/23/99 Inception

U.S. Large Company Institutional Index Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
S&P 500® Index(1)	[	]%	[	]%	[	]%
(1)	Copyright® 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Large Company Institutional Index Portfolio and the U.S. Large Company Series and manages both using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Large Company Institutional Index Portfolio and the U.S. Large Company Series with respect to their day to day management. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Large Company Institutional Index Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Investors may purchase or redeem shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the U.S. Large Company Institutional Index Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Large Company Institutional Index Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

3

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

U.S. Large Company Institutional Index Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Institutional Index Portfolio is a “Feeder Portfolio,” which is a portfolio that does not generally buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities. The U.S. Large Company Institutional Index Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series’ shares.

Standard & Poor’s—Information and Disclaimers. Neither the Portfolio nor the Master Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s Rating Group, a Division of The McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or the Master Fund or any member of the public regarding the advisability of investing in securities generally or in the Portfolio or the Master Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Portfolio or the Master Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Portfolio or the Master Fund. S&P has no obligation to take the needs of the Portfolio, the Master Fund or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the Master Fund or the issuance or sale of the Portfolio or the Master Fund or in the determination or calculation of the equation by which the Portfolio or the Master Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio or the Master Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Portfolio Transactions

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held.

Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Portfolio and Master Fund.

Other Information

Commodity Pool Operator Exemption:

The Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets, which includes the value of collateral received. To the extent that the Master Fund loans a portion of its assets, it will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, and (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to its stated investment policies, the Master Fund will generally invest the cash collateral received for the loaned securities in                         , an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of         %. The Master Fund may also invest such collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and affiliated and unaffiliated registered and unregistered money market funds. For the purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. The Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

SECURITIES LENDING REVENUE

For the fiscal year ended October 31, 2009, the Portfolio received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio (see “SECURITIES LOANS”):

	Net Revenue			Percentage of Net Assets
U.S. Large Company Institutional Index Portfolio*	$	[	]	[	]%

*	The corresponding Master Fund is taxed as a partnership, therefore “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Portfolio and the Master Fund. Pursuant to an Investment Advisory Agreement with the Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. Additionally, pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, for no additional compensation, manages the portion of the Portfolio’s assets that are retained by the Portfolio for cash management purposes and, at its discretion, may make a determination to withdraw a Portfolio’s investment from the Master Fund to invest in another Master Fund if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. The Master Fund and Portfolio are each managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to security types and brokers.

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In accordance with the team approach used to manage the Master Fund and Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund and Portfolio.

Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions.

For the advisory fees the Portfolio has incurred for the fiscal year ended October 31, 2009, see “Annual Fund Operating Expenses.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to the Master Fund is available in the semi-annual report for the Portfolio for the six-month period ending April 30, 2009. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2010, assets under management for all Dimensional affiliated advisors totaled approximately [$        ] billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bear all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

Fee Waiver and Expense Assumption Agreement

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by a Fund or the Advisor.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

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Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of dividends and distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash. A distribution of an amount in excess of a Portfolio’s taxable income and capital gains realized during a taxable year is treated as a non-taxable return of capital that reduces your tax basis in Portfolio shares.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. For corporate investors, a portion of income dividends designated by the Portfolio may qualify for the corporate dividends-received deduction, subject to certain holding period, debt financing and other limitations.

The Board of Trustees of the Master Fund reserves the right to change the entity classification of the Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause the Master Fund that is classified as a partnership to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of the Master Fund, or the nature and number of shareholders of the Master Fund or other factors or events adversely affecting the ability of the Master Fund to comply with the Code. A change in entity classification of the Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two portfolios. Any loss incurred on a sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you with respect to such shares.

By law, the Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, you may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

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Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by the Portfolio, subject to limited exemptions for dividends designated as capital gain dividends and paid by a Portfolio from long-term capital gains, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2009 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to shareholders who fail to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio. Prospective investors should also consult the statement of additional information.

PURCHASE OF SHARES

Investors may purchase shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the custodian, for the account of Dimensional Investment Group Inc. (U.S. Large Company Institutional Index Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PNC Global Investment Servicing, Attn: Mail Stop F4-F760-1A-J, 760 Moore Road, King of Prussia, PA 19406.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Master Fund or otherwise represented in its portfolio as described in this Prospectus or as otherwise consistent with the Funds’ policies and procedures. Securities accepted by the Fund for exchange and shares of the Portfolio to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or otherwise; and (3) at the discretion of the Fund, the value of any

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such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio or the Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Funds or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Portfolio and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Portfolio. The Fund, Dimensional or their designees, when they detect trading

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patterns in shares of the Portfolio that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Fund. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur. The Portfolio and Master Fund do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The net asset values will not be calculated on days the NYSE is closed, including national holidays. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities (including over-the-counter securities) held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or the Master Fund of shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Public Offering Price

Provided that the Advisor or transfer agent has received the investor’s Account Registration form in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration form and any additional supporting legal documentation required by the Advisor have been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT) on the day of the purchase. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end, management investment company. Investors should first contact the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed exchange and then send a letter of instruction. Letters of instruction regarding exchanges of shares may be mailed to:

Dimensional Investment Group Inc.

Attn: Client Operations

6300 Bee Cave Road, Building One

Austin, TX 78746

The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of the Fund or DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption

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and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Advisor at (888) 576-1167 or (512) 306-7400. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or to an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, proof of authority.

Redeeming shareholders who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See “PURCHASE OF SHARES.”)

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem an account if the value of the shares in the account is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. This right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications. Other institutional investors, including other mutual funds, may invest in the Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

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The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.
If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. The Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s and Master Fund’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

13

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years or, if shorter, the period of the Portfolio’s operation. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008^		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$11.63		$11.00	$9.82	$9.23	$8.32

Income From Investment Operations
Net Investment Income (Loss)		0.20	#	0.22 #	0.19 #	0.17	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)		(3.99)		0.62	1.18	0.61	0.88

Total from Investment Operations		(3.79)		0.84	1.37	0.78	1.05

Less Distributions
Net Investment Income		(0.22)		(0.21)	(0.19)	(0.19)	(0.14)

Total Distributions		(0.22)		(0.21)	(0.19)	(0.19)	(0.14)

Net Asset Value, End of Period		$7.62		$11.63	$11.00	$9.82	$9.23

Total Return		(33.10	)%@	7.71%	14.11%	8.50%	12.66%

Net Assets, End of Period (thousands)		$729,218		$1,002,142	$877,405	$692,595	$534,285
Ratio of Expenses to Average Net Assets*		0.10	%**	0.10%	0.10%	0.10%	0.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*		0.11	%**	0.11%	0.11%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets		2.10	%**	1.90%	1.90%	1.82%	1.96%

^	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
@	Non-annualized
**	Annualized

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SERVICE PROVIDERS

Investment Advisor	Accounting Services, Dividend Disbursing
DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian	Legal Counsel
PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm
PRICEWATERHOUSECOOPERS LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

Request free copies from:

•	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

•	Your account service provider—if you are a client or member of an institution offering the Portfolio.

•	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (512) 306-7400.

•	Access them on our web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330)

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD022809-006

P R O S P E C T U S

February 28, 2010

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:

•    Has its own investment objective and policies, and is the equivalent of a separate mutual fund.

•    Is exclusively available to 401(k) plans and clients and members of certain institutions.

•    Does not charge a sales commission or “load.”

•    Is designed for long-term investors.

U.S. LARGE CAP VALUE PORTFOLIO II

Ticker: DFCVX

DFA INTERNATIONAL VALUE PORTFOLIO II

Ticker: DIVTX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

U.S. Large Cap Value Portfolio II

INVESTMENT OBJECTIVE

The investment objective of the U.S. Large Cap Value Portfolio II (the “U.S. Portfolio”) is to achieve long-term capital appreciation. The U.S. Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Series”) of the Trust, which has the same investment objective and policies as the U.S. Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Portfolio. The expenses in the following table are based on those incurred by the U.S. Portfolio and the U.S. Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the U.S. Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.11%
Other Expenses	0.[__	]%
Total Annual Operating Expenses	0.[__	]%

**	The “Management Fee” includes an investment management fee payable by the U.S. Series and an administration fee payable by the U.S. Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the U.S. Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Series.

Example

This Example is meant to help you compare the cost of investing in the U.S. Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years			5 Years			10 Years
$[___]	$	[___	]	$	[___	]	$	[___	]

The Example reflects the aggregate estimated annual operating expenses of both the U.S. Portfolio and the U.S. Series.

Portfolio Turnover

The U.S. Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Portfolio’s performance. During the most recent fiscal year, the U.S. Series’ portfolio turnover rate was [__]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Series. The U.S. Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable common stocks of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

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As a non-fundamental policy, under normal circumstances, the U.S. Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of [            ], for purposes of the U.S. Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market or such other U.S. national securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of [        ], the market capitalization of a large cap company was $[        ] million, or above. This dollar amount will change due to market conditions.

The U.S. Series and the U.S. Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Series may invest in affiliated and unaffiliated registered and unregistered money market funds.

The U.S. Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Series that owns them, and, in turn, the U.S. Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Series and U.S. Portfolio use derivatives for non-hedging purposes, each will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
U.S. Large Cap Value Portfolio II
Return Before Taxes	[	]	[	]	[	]
Return After Taxes on Distributions	[	]	[	]	[	]
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]	[	]	[	]
Russell 1000® Value Index	[	]	[	]	[	]

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Portfolio and the U.S. Series and manages both using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Portfolio and the U.S. Series with respect to their day to day management. Stephen A. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution, as approved by the Advisor. The U.S. Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. Investors who desire to redeem shares of the Portfolio must furnish a redemption request to their respective Shareholder Services Agent in the form required by such Shareholder Services Agent.

TAX INFORMATION

The dividends and distributions you receive from the U.S. Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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DFA International Value Portfolio II

INVESTMENT OBJECTIVE

The investment objective of the DFA International Value Portfolio II (the “International Portfolio”) is to achieve long-term capital appreciation. The International Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Portfolio. The expenses in the following table are based on those incurred by the International Portfolio and the International Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the International Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.21%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

**	The “Management Fee” includes an investment management fee payable by the International Series and an administration fee payable by the International Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the International Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the International Series.

Example

This Example is meant to help you compare the cost of investing in the International Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the International Portfolio and the International Series.

Portfolio Turnover

The International Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Portfolio’s performance. During the most recent fiscal year, the International Series’ portfolio turnover rate was [ ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The International Portfolio invests substantially all of its assets in the International Series. The International Series, using a market capitalization weighted approach, purchases stocks of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading

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strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular country or issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

The International Series intends to purchase stocks of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of [            ],for the International Series, the lowest minimum market capitalization of a large company in any country or region in which the International Series invests was $[            ]. This threshold will change due to market conditions.

The International Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Series and the International Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Series that owns them, and, in turn, the International Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Series and the International Portfolio use derivatives for non-hedging purposes, each will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Series may lose money and there may be a delay in recovering the loaned securities. The International Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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DFA International Value Portfolio II

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[	]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA International Value Portfolio II
Return Before Taxes	[	]	[	]	[	]
Return After Taxes on Distributions	[	]	[	]	[	]
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]	[	]	[	]
MSCI World ex U.S. Index (net dividends)	[	]	[	]	[	]

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Portfolio and the International Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the International Portfolio and the International Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the International Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution, as approved by the Advisor. The International Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. Investors who desire to redeem shares of the Portfolio must furnish a redemption request to their respective Shareholder Services Agent in the form required by such Shareholder Services Agent.

TAX INFORMATION

The dividends and distributions you receive from the International Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES

U.S. Large Cap Value Portfolio II

The investment objective of the U.S. Portfolio is to achieve long-term capital appreciation. The U.S. Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in the U.S. Series of the Trust, which has the same investment objective and policies as the Portfolio. Ordinarily, the U.S. Series will invest its assets in a broad and diverse group of readily marketable common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The U.S. Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The U.S. Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, the Advisor will calculate book to market ratios and review total market capitalization to determine those companies whose stock may be eligible for investment for the U.S. Series. The U.S. Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Series. In addition, the U.S. Series may sell portfolio securities when its book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the Series.

The total market capitalization range and the value criteria used by the Advisor for the U.S. Series, as described above, generally apply at the time of purchase. The U.S. Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

International Value Portfolio II

The investment objective of the International Portfolio is to achieve long-term capital appreciation. The International Portfolio invests substantially all of its assets in the International Series of the Trust, which has the same investment objective and policies as the Portfolio. The International Series seeks to achieve its objective by purchasing in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Series may invest in the stocks of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, [Israel,] Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the International Series may continue to hold securities of developed market countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

Under normal market conditions, the International Series intends to invest its assets in companies organized, having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the International Series’ assets will be invested in such companies in any one country.

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Series with respect to each country or region. As of [            ], for the International Series, the lowest minimum market capitalization of a large company in any country or region in

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which the International Series invests was [$        ] million. This threshold will vary by country or region. For example, as of [            ], the Advisor considered a large company in the European Monetary Union (EMU) to have a market capitalization of at least [$            ] million, a large company in Australia to have a market capitalization of at least [$        ] million and a large company in Hong Kong to have a market capitalization of at least $[        ] million. These dollar amounts will change due to market conditions.

The International Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “Market Capitalization Weighted Approach” in this Prospectus. As a result, the weightings of certain countries in the International Series may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The value criteria used by the Advisor for the International Series, as described above, generally apply at the time of purchase by the International Series. The International Series is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The International Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Series do pay dividends. It is anticipated, therefore, that the International Series will receive dividend income.

The International Series invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depository Receipts, Global Depository Receipts, American Depository Receipts, or other types of depository receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. The International Series will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the International Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

Market Capitalization Weighted Approach

The portfolio structure of the U.S. Series and International Series (each, a “Master Fund” and collectively, the “Master Funds”) involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighing to limit or fix the exposure of a Master Fund to a particular issuer to maximum proportion of the assets of the Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

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Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures and money market funds.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

Portfolio Transactions

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Master Fund.

Other Information

Commodity Pool Operator Exemption:

The Master Funds and Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets, which includes the value of collateral received. To the extent a Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Master Fund will generally invest the cash collateral received for the loaned securities in                     , an affiliated [registered money market fund] advised by the Advisor for which the Advisor receives a management fee of         %. Each Master Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed

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securities. In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. Each Master Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending.

SECURITIES LENDING REVENUE

For the fiscal year ended October 31, 2009, each Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

	Net Revenue		Percentage of Net Assets
U.S. Portfolio*	[$_____	]	[___	%]
International Portfolio*	[$_____	]	[___	%]

*	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Advisory Agreement with each Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. Additionally, pursuant to an Investment Advisory Agreement with each Portfolio, the Advisor, for no additional compensation, manages the portion of each Portfolio’s assets that are retained by the Portfolio for cash management purposes and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding the Master Fund to invest in another Master Fund if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios and the Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios and the Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of each Portfolio and Master Fund indicated below.

U.S. Portfolio and U.S. Series	Stephen A. Clark
International Portfolio and International Series	Karen E. Umland

Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

The SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

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The Advisor provides each Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions.

For the advisory fees that each Portfolio has incurred for the fiscal year ended October 31, 2009, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to each Master Fund is available in the semi-annual report for the Portfolios and the Master Funds for the six-month period ending April 30, 2009. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2010, assets under management for all Dimensional affiliated advisors totaled approximately [$            ] billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to a Portfolio or a Master Fund are so allocated and expenses which are not allocable to a Portfolio and a Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

Sub-Advisors

The Advisor has entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the International Series. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia (i) select brokers or dealers to execute purchases and sales of securities in the International Series’ portfolio, and assist the Advisor in determining eligible securities available for purchase and sale in the International Series; (ii) allocate trades among brokers or dealers; (iii) determine the best and most efficient means of purchasing and selling portfolio securities in order to receive best price and execution; and (iv) provide investment and ancillary services for the Advisor. The Advisor controls DFAL and DFA Australia. DFA Australia is a U.S. federally registered investment advisor located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL is a U.S. federally registered investment advisor located at 7 Down Street, London, W1J7AJ, United Kingdom.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. In general, a Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of a Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income taxes.

In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash. For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

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The Board of Trustees of the Master Funds reserves the right to change the entity classification of the Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause the International Series, which is classified as a partnership, to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Additionally, the Board might cause the U.S. Series, which is classified as a corporation and taxable as a regulated investment company, to elect to be classified as a partnership (if it has two or more shareholders) or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of the Master Fund, or the nature and number of shareholders of the Master Fund or other factors or events adversely affecting the ability of the Master Fund to comply with the Code. A change in entity classification of the Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on a sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The International Portfolio, through its investment in the International Series (classified as a partnership), may be subject to foreign withholding taxes on its distributive share of income from foreign securities. This is turn could reduce the International Portfolio’s income dividends paid to shareholders. If more than 50% in value of the total assets of the International Portfolio, through its investment in the International Series, is invested in securities of foreign corporations, the International Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes treated as paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the International Portfolio, and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares.

Non-U.S. Investors. Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty tax rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2009 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the statement of additional information.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to a Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of a Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

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In addition, the nature of the International Series’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the International Series’ holdings and the reflection of those changes in the International Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the International Series has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the International Series and International Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of the International Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in a Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of a Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio or a Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in a Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within a Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in a Portfolio and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Portfolio. The Fund, Dimensional or their designees, when they detect trading patterns in shares of a Portfolio that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit

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further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in a Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolios’ securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios and the Master Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of each Portfolio and the net asset value per share of each Master Fund is are generally calculated on days that the NYSE is open for trading. The net asset values per share of each Portfolio and Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of the Portfolios will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on the Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the

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value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the International Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees monitors the operation of the method used to fair value price the International Series’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio or a Master Fund of shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the International Series is expressed in U.S. dollars by translating the net assets of the International Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Because the International Series owns securities that are primarily listed on foreign exchanges which may trade on days when the International Series and the International Portfolio do not price their shares, the net asset value of the International Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the International Series is determined each day as of such close.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of a Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for a Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

PURCHASE OF SHARES

Shares of the Portfolios are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of a Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are

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available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in a Portfolio should contact their employer or institution for details. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of a Portfolio. Institutions which purchase shares of a Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of a Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of one Portfolio for shares of the other Portfolio by first completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of a Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. A Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem an account if the value of the shares in the account is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. This right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from its corresponding Master Fund, in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.

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THE FEEDER PORTFOLIOS

The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications. Other institutional investors, including other mutual funds, may invest in a Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of a Portfolio. Please contact The DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and its corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for a Portfolio and its corresponding Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including the corresponding Feeder Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Fund, and through its investment in the Master Fund, a Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in a Master Fund. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in the corresponding Master Fund at any time. Upon any such withdrawal, the Board would consider what action a Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in its corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to its corresponding Feeder Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public Web site, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s and Master Fund’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, a Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” A Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past [five years]. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Fund’s annual report which is available upon request.

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period		$22.87	$23.80	$20.53	$18.13

Income From Investment Operations
Net Investment Income (Loss)		(0.27)#	0.33 #	0.38 #	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)		(8.10)	(0.39)	3.29	2.32

Total from Investment Operations		(7.83)	(0.06)	3.67	2.62

Less Distributions
Net Investment Income		(0.37)	(0.34)	(0.35)	(0.22)
Net Realized Gains		(1.19)	(0.53)	(0.05)	—

Total Distributions		(1.56)	(0.87)	(0.40)	(0.22)

Net Asset Value, End of Period		$13.48	$22.87	$23.80	$20.53

Total Return		(36.60)%†	(0.34)%	18.16%	14.57%
Net Assets, End of Period (thousands)		$94,769	$470,014	$492,916	$345,171
Ratio of Expenses to Average Net Assets*		0.16%^	0.14%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets		1.44%^	1.36%	1.74%	1.60%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
†	Non-Annualized.
^	Annualized.

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DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period	$	$23.73	$21.13	$16.50	$14.69

Income From Investment Operations
Net Investment Income (Loss)		0.54 #	0.70 #	0.65 #	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)		(11.35)	2.88	5.01	1.76

Total from Investment Operations		(10.81)	3.58	5.66	2.24

Less Distributions
Net Investment Income		(0.84)	(0.64)	(0.64)	(0.41)
Net Realized Gains		(0.50)	(0.34)	(0.39)	(0.02)

Total Distributions		(1.34)	(0.98)	(1.03)	(0.43)

Net Asset Value, End of Period		$11.58	$23.73	$21.13	$16.50

Total Return		(47.93)%†	17.29%	35.74%	15.50%
Net Assets, End of Period (thousands)		$113,216	$762,763	$621,214	$340,467
Ratio of Expenses to Average Net Assets*		0.26%^	0.25%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets		2.84%^	3.02%	3.41%	3.06%

#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
†	Non-Annualized.
^	Annualized.

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SERVICE PROVIDERS

Investment Advisor	Custodian—Domestic

DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809

Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 7 Down Street London W1J7AJ United Kingdom Tel. No. (20) 7016-4500	Accounting Services, Dividend Disbursing and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809

DFA AUSTRALIA LIMITED Level 43 Gateway 1 Macquarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and each Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

•	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

•	Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

•	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (512) 306-7400.

Additional materials describing the Fund and Portfolio, as well as the Advisor and its investment approach, are also available.

•	Access them on our Web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD022809-010

P R O S P E C T U S

February 28, 2010

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:

• Has its own investment objective and policies, and is the equivalent of a separate mutual fund.

• Is exclusively available to 401(k) plans, clients of registered investment advisers and other institutional clients approved by the Advisor.

• Does not charge sales commissions or “loads.”

• Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO III

Ticker: DFVIX

U.S. LARGE CAP VALUE PORTFOLIO III

Ticker: DFCVX

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Ticker: DFMVX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

DFA International Value Portfolio III

INVESTMENT OBJECTIVE

The investment objective of the DFA International Value Portfolio III (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio. The expenses in the following table are based on those incurred by the International Value Portfolio and the International Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the International Value Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.21%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%

**	The “Management Fee” includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the DFA International Value Series.

Example

This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the International Value Portfolio and the International Value Series.

Portfolio Turnover

The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases stocks of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float,

1

momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular country or issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

The International Value Series intends to purchase stocks of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of [            ], for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $[            ]. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the International Value Portfolio use derivatives for non-hedging purposes, the International Value Series and the International Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2

DFA International Value Portfolio III

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA International Value Portfolio III
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI World ex U.S. Index (net dividends)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Value Portfolio and the International Value Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the International Value Portfolio and the International Value Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the International Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code, (ii) to clients, customers or members of certain institutions, and (iii) to other institutional clients approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The International Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

TAX INFORMATION

For taxable investors, the dividends and distributions you receive from the International Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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U.S. Large Cap Value Portfolio III

INVESTMENT OBJECTIVE

The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series”) of the Trust, which has the same investment objective and policies as the U.S. Value Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Portfolio. The expenses in the following table are based on those incurred by the U.S. Value Portfolio and the U.S. Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.11%
Other Expenses	0.[__]	%
Total Annual Operating Expenses	0.[__]	%

**	The “Management Fee” includes an investment management fee payable by the U.S. Value Series and an administration fee payable by the U.S. Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the U.S. Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Value Series.

Example

This Example is meant to help you compare the cost of investing in the U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years			5 Years			10 Years
$[ ]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the U.S. Value Portfolio and the U.S. Value Series.

Portfolio Turnover

The U.S. Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Value Portfolio’s performance. During the most recent fiscal year, the U.S. Value Series’ portfolio turnover rate was [__]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The U.S. Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Value Series. The U.S. Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable common stocks of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. large cap

4

company, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of [            ], for purposes of the U.S. Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market or such other U.S. national securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of [    ], the market capitalization of a large cap company was $[            ] million, or above. This dollar amount will change due to market conditions.

The U.S. Value Series and the U.S. Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds.

The U.S. Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Value Series that owns them, and, in turn, the U.S. Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Value Series and U.S. Value Portfolio use derivatives for non-hedging purposes, the U.S. Value Series and U.S. Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5

U.S. Large Cap Value Portfolio III

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
U.S. Large Cap Value Portfolio III
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 1000® Value Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Value Portfolio and the U.S. Value Series and manages both using a team approach. Stephen A. Clark coordinates the efforts of all other portfolio managers of the U.S. Value Portfolio and the U.S. Value Series with respect to their day to day management. Mr. Clark is the Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee of the Advisor. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the U.S. Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code, (ii) to clients, customers or members of certain institutions, and (iii) to other institutional clients approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The Tax U.S. Value Portfolio are does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

TAX INFORMATION

For taxable investors, the dividends and distributions you receive from the U.S. Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

6

Tax-Managed U.S. Marketwide Value Portfolio II

INVESTMENT OBJECTIVE

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed Value Portfolio. The expenses in the following table are based on those incurred by the Tax-Managed Value Portfolio and the Tax-Managed Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Total Annual Operating Expenses	0.[ ]	%

**	The “Management Fee” includes an investment management fee payable by the Tax-Managed Value Series and an administration fee payable by the Tax-Managed Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Tax-Managed Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Tax-Managed Value Series.

Example

This Example is meant to help you compare the cost of investing in the Tax-Managed Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The Example reflects the aggregate estimated annual operating expenses of both the Tax-Managed Value Portfolio and the Tax-Managed Value Series.

Portfolio Turnover

The Tax-Managed Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed Value Series’ portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Tax-Managed Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed Value Series. The Tax-Managed Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of common stocks of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed Value Series. The Advisor may adjust market capitalization weights after

7

considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may fix or limit the Tax-Managed Value Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, the Tax-Managed Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of [            ], the Advisor considers for purchase by Tax-Managed Value Series common stocks of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market or such other U.S. national securities exchanges deemed appropriate by the Advisor.

The Tax-Managed Value Series and the Tax-Managed Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Tax-Managed Value Series may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Tax-Managed Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Tax-Managed Value Series may lend its portfolio securities to generate additional income.

The Advisor’s tax management strategies for the Tax-Managed Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Tax-Managed Value Series that owns them, and, in turn, the Tax-Managed Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Tax Management Strategy Risk: The tax-management strategies may alter investment decisions and affect the portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed Value Portfolio may deviate from that of non-tax-managed mutual funds.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Tax-Managed Value Series and the Tax-Managed Value Portfolio use derivatives for non-hedging purposes, the Tax-Managed Value Series and the Tax-Managed Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Tax-Managed Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

8

The after-tax returns presented in the table for the Tax-Managed Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed U.S. Marketwide Value Portfolio II

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Years		Ten Years
Tax-Managed U.S. Marketwide Value Portfolio II
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Russell 3000® Value Index	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Tax-Managed Value Portfolio and the Tax-Managed Value Series and manages both using a team approach. Steven A. Clark coordinates the efforts of all other portfolio managers of the Tax-Managed Value Portfolio and the Tax-Managed Value Series with respect to their day-to-day management. Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and a chairman of the Investment Committee. Mr. Clark joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Tax-Managed Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code, (ii) to clients, customers or members of certain institutions, and (iii) to other institutional clients approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The Tax-Managed Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

TAX INFORMATION

The dividends and distributions you receive from the Tax-Managed Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES

DFA International Value Portfolio III

The investment objective of the International Value Portfolio is to achieve long-term capital appreciation. The International Value Portfolio invests substantially all of its assets in the International Value Series of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, [Israel,] Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

Under normal market conditions, the International Value Series intends to invest its assets in companies in at least three non-U.S. countries and no more than 40% of the International Value Series’ assets will be invested in companies in any one country.

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of [            ], for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was [$            ] million. This threshold will vary by country or region. For example, as of [            ], the Advisor considered a large company in the European Monetary Union (EMU) to have a market capitalization of at least [$            ] million, a large company in Australia to have a market capitalization of at least [$            ] million and a large company in Hong Kong to have a market capitalization of at least $[    ] million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “Market Capitalization Weighted Approach” in this Prospectus. As a result, the weightings of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

The International Value Series invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depository Receipts, Global Depository Receipts, American Depository Receipts, or other types of depository receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. The International Value Series will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their

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assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the International Value Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

U.S. Large Cap Value Portfolio III

The investment objective of the U.S. Value Portfolio is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in the U.S. Value Series of the Trust, which has the same investment objective and policies as the Portfolio. Ordinarily, the U.S. Value Series will invest its assets in a broad and diverse group of readily marketable common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The U.S. Value Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The U.S. Value Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, the Advisor will calculate book to market ratios and review total market capitalization to determine those companies whose stock may be eligible for investment for the U.S. Value Series. The U.S. Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Value Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Series. In addition, the U.S. Value Series may sell portfolio securities when its book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the Series.

The total market capitalization range and the value criteria used by the Advisor for the U.S. Value Series, as described above, generally apply at the time of purchase. The U.S. Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

Tax-Managed U.S. Marketwide Value Portfolio II

The investment objective of the Tax-Managed Value Portfolio is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in its corresponding Master Fund, the Tax-Managed Value Series of the Trust, which has the same investment objective and policies as the Tax-Managed Value Portfolio.

Ordinarily, the Tax-Managed Value Series will invest its assets in the a broad and diverse group of common stocks of U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, however, the Advisor may consider additional factors, such as a company’s price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

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The Tax-Managed Value Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The Tax-Managed Value Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, for each of the Tax-Managed Value Series, the Advisor will calculate book to market ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

The Tax-Managed Value Series do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The total market capitalization ranges, and the value criteria used by the Advisor for The Tax-Managed Value Series, as described above, generally apply at the time of purchase. The Tax-Managed Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

Tax Management Strategies. The Tax-Managed Value Series seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and may attempt to reduce dividend income.

When selling securities, the Tax-Managed Value Series typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. The Tax- Managed Value Series, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, the Series, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor may attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Tax-Managed Value Series and Portfolio may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the requisite holding period of the dividend paying stock is not met.

The Tax-Managed Value Series is expected to deviate from its market capitalization weightings to a greater extent than the other Master Funds described in this Prospectus. For example, the Advisor may delay buying the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell the stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, while other Master Funds are managed with the expectation that securities generally will be held for longer than one year, the Tax-Managed Value Series may dispose of securities whenever the Advisor determines that disposition is consistent with its tax management strategies or is otherwise in the best interests of the Tax-Managed Value Series.

Although the Advisor intends to manage the Tax-Managed Value Series in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when the Tax-Managed Value Series realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gain, if any, on a redemption of the Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Master Funds involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from the market capitalization weighting to limit or fix the exposure of the Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

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Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. (See “PURCHASE OF SHARES—In Kind Purchases.”) While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the International Value Series. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of the International Value Series. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

The Tax-Managed Value Series should not be expected to adhere to its market capitalization weighting approach to the same extent as the other Master Funds. The tax management strategies used by the Advisor for the Tax-Managed Value Series to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from the market capitalization weighting approach.

PORTFOLIO TRANSACTIONS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

OTHER INFORMATION

Commodity Pool Operator Exemption:

The Master Funds and Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets, which includes the value of collateral received. To the extent a Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Master Fund will generally invest the cash collateral received for the loaned securities in                     , an affiliated [registered money market fund] advised by the Advisor for which the Advisor receives a management fee of         %. Each Master Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage -backed securities. In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. Each Master Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending.

SECURITIES LENDING REVENUE

For the fiscal year ended October 31, 2009, the following Portfolio and Master Funds received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio or Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue			Percentage of Net Assets
DFA International Value Portfolio III*	[$	___	]	[___	%]
U.S. Large Cap Value Portfolio III*	[$	___	]	[___	%]
Tax-Managed U.S. Marketwide Value Portfolio II*	[$	___	]	[___	%]

*	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Advisory Agreement with each Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. Additionally, pursuant to an Investment Advisory Agreement with each Portfolio, the Advisor, for no additional compensation, manages the portion of each Portfolio’s assets that are retained by the Portfolio for cash management purposes and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding the Master Fund to invest in another Master Fund if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios and the Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios and the Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of each Portfolio and Master Fund indicated below.

U.S. Value Series and U.S. Value Portfolio Tax-Managed Value Series and Tax-Managed Value Portfolio	Steven A. Clark
International Value Series and International Value Portfolio	Karen E. Umland

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Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

The SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides each Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. For the advisory fees that each Portfolio has incurred for the fiscal year ended October 31, 2009, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to each Master Fund is available in the semi-annual report for the Portfolios and the Master Funds for the six-month period ending April 30, 2009. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2010, assets under management for all Dimensional affiliated advisors totaled approximately [$            ] billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to a Portfolio or a Master Fund are so allocated and expenses which are not allocable to a Portfolio and a Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

Sub-Advisors

The Advisor has entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the International Value Series. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia (i) select brokers or dealers to execute purchases and sales of securities in the International Value Series’ portfolio, and assist the Advisor in determining eligible securities available for purchase and sale in the International Value Series; (ii) allocate trades among brokers or dealers; (iii) determine the best and most efficient means of purchasing and selling portfolio securities in order to receive best price and execution; and (iv) provide investment and ancillary services for the Advisor. The Advisor controls DFAL and DFA Australia. DFA Australia is a U.S. federally registered investment advisor located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL is a U.S. federally registered investment advisor located at 7 Down Street, London, W1J7AJ, United Kingdom.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios generally are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually after the end of the Portfolio’s fiscal year. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of each of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the Portfolios, who do not own their shares under a 401(k) plan, may select one of the following options upon written notice to the Advisor:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

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Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income taxes.

In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a corporation and taxable as a regulated investment company to elect to be classified as a partnership (if it has two or more shareholders) or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

The DFA International Value Portfolio through its investment in its Master Fund (classified as a partnership) may be subject to foreign withholding taxes on its distributive share of income from foreign securities. This is turn could reduce the Portfolio’s income dividends paid to shareholders. If more than 50% in value of the total assets of the DFA International Value Portfolio, through its investment in its corresponding Master Fund, is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes treated as paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio, and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. To the extent a Master Fund organized as a corporation invests in U.S. government obligations, distributions derived from interest on these obligations and paid to its corresponding Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

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Non-U.S. Investors. Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty tax rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2009 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the statement of additional information.

PURCHASE OF SHARES

Shares of the Portfolios are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code, (ii) to clients of financial advisers and (iii) to other institutional clients approved by the Advisor. Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolios of the Master Fund as described in this Prospectus or as otherwise consistent with the Fund’s policies and procedures. Shares may also be purchased in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Value Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

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In addition, nature of the holdings of the Master Fund in which the International Value Portfolio invests may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price the Master Fund’s holdings and the reflection of those changes in the International Value Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because International Value Portfolio’s Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Value Portfolio and its Master Fund calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of the International Value Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and Trust: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in that case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to

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attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios and the Master Funds do not knowingly accommodate aggressive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance

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with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the International Value Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Value Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Value Series prices its shares at the close of the NYSE, the International Value Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Value Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Value Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Value Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Value Series uses fair value pricing, the values assigned to the International Value Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the International Value Series monitors the operation of the method used to fair value price the International Value Series’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Value Series owns securities that are primarily listed on foreign exchanges which may trade on days when the International Value Series and International Value Portfolio do not price their shares, the net asset value of the International Value Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that a financial advisor or the service agent designated under a 401(k) Plan has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the order by PNC Global Investment Servicing (U.S.) Inc., the transfer agent for the Portfolios. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

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EXCHANGE OF SHARES

An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company (“DFAIDG”), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the International Value Portfolio. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.

An investor who has invested through an employer’s 401(k) plan may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG, the exchange privilege may be terminated and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG or the Fund involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan’s service agent has received appropriate instructions in the form required by such service agent plus any applicable reimbursement fee on purchases by exchange, and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedures

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PNC Global Investment Servicing (U.S.) Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific account is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring

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the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. This right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

Redemption In-Kind

When in the best interest of a Portfolio, the Portfolio (except the Tax-Managed Value Portfolio and The Tax-Managed Value Series) may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur brokerage charges and other transaction costs selling such securities and converting such currencies to dollars. Also, the value of currencies may be affected by currency exchange fluctuations. The Tax-Managed Value Portfolio and the Tax-Managed Value Series are authorized to make redemption payments solely by a distribution of portfolio securities, or a combination of securities and cash, when it is determined by the Advisor to be consistent with the tax management strategies described in this Prospectus and applicable legal and regulatory requirements.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and its respective Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio and its respective Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios’ and Master Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

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DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the last five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements are included in the Fund’s annual report. Further information about each Portfolio’s performance is contained in the Fund’s annual report which is available upon request.

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DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$24.03	$21.46	$16.89	$15.03	$11.83

Income From Investment Operations
Net Investment Income (Loss)		0.72 #	0.71 #	0.64 #	0.49	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)		(11.64)	2.92	5.10	1.80	3.43

Total From Investment Operations		(10.92)	3.63	5.74	2.29	3.70

Less Distributions
Net Investment Income		(0.80)	(0.63)	(0.65)	(0.42)	(0.49)
Net Realized Gains		(0.57)	(0.43)	(0.52)	(0.01)	(0.01)

Total Distributions		(1.37)	(1.06)	(1.17)	(0.43)	(0.50)

Net Asset Value, End of Period		$11.74	$24.03	$21.46	$16.89	$15.03

Total Return		(47.87)%†	17.32%	35.67%	15.59%	32.11%

Net Assets, End of Period (thousands)		$762,061	$1,190,286	$999,893	$696,954	$532,647
Ratio of Expenses to Average Net Assets*		0.26%^	0.25%	0.26%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets		4.03%^	3.02%	3.37%	3.08%	2.07%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
†	Non-Annualized.
^	Annualized.

24

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$18.75	$19.55	$16.89	$14.91	$12.50

Income From Investment Operations
Net Investment Income (Loss)		0.29 #	0.28 #	0.31 #	0.25	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)		(6.76)	(0.33)	2.69	1.91	2.54

Total From Investment Operations		(6.47)	(0.05)	3.00	2.16	2.68

Less Distributions
Net Investment Income		(0.29)	(0.27)	(0.29)	(0.18)	(0.27)
Net Realized Gains		(0.84)	(0.48)	(0.05)	—	—

Total Distributions		(1.13)	(0.75)	(0.34)	(0.18)	(0.27)

Net Asset Value, End of Period		$11.15	$18.75	$19.55	$16.89	$14.91

Total Return		(36.55)%†	(0.35)%	18.10%	14.62%	21.72%

Net Assets, End of Period (thousands)		$1,227,331	$1,731,226	$1,548,504	$1,122,582	$821,194
Ratio of Expenses to Average Net Assets*		0.14%^	0.14%	0.14%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets		1.98%^	1.41%	1.75%	1.60%	1.02%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
†	Non-Annualized.
^	Annualized.

25

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$17.41	$17.57	$15.17	$13.20	$11.08

Income From Investment Operations
Net Investment Income (Loss)		0.28 #	0.29 #	0.26 #	0.20	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)		(6.42)	(0.16)	2.39	1.94	2.12

Total From Investment Operations		(6.14)	0.13	2.65	2.14	2.25

Less Distributions
Net Investment Income		(0.31)	(0.29)	(0.25)	(0.17)	(0.13)
Net Realized Gains		(0.76)	—	—	—	—

Total Distributions		(1.07)	(0.29)	(0.25)	(0.17)	(0.13)

Net Asset Value, End of Period		$10.20	$17.41	$17.57	$15.17	$13.20

Total Return		(37.46)%†	0.67%	17.67%	16.36%	20.41%

Net Assets, End of Period (thousands)		$613,690	$1,110,266	$1,015,376	$721,743	$505,147
Ratio of Expenses to Average Net Assets*		0.23%^	0.23%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets		2.07%^	1.59%	1.61%	1.49%	1.11%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
†	Non-Annualized.
^	Annualized.

26

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Accounting Services, Dividend Disbursing and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

27

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Fund:

Request free copies from:

•	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolios.

•	Your investment advisor—if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—if you represent a 401(k) plan sponsor or registered investment advisor. Call collect at (512) 306-7400.

•	Access them on our web site at http://www.dimensional.com.

•	Access them on EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330)

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD022809-008

P R O S P E C T U S

February 28, 2010

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:

•   Has its own investment objective and policies, and is the equivalent of a separate mutual fund.

•   Does not charge a sales commission or “load.”

•   Is exclusively available to 401(k) plans.

•   Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO IV

Ticker: DFVFX

EMERGING MARKETS PORTFOLIO II

Ticker: DFETX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

EXCHANGE OF SHARES

REDEMPTION OF SHARES

Redemption Procedure	16

Redemption of Small Accounts	17

In-Kind Redemptions	17

THE FEEDER PORTFOLIOS

DISCLOSURE OF PORTFOLIO HOLDINGS

DELIVERY OF SHAREHOLDER DOCUMENTS

FINANCIAL HIGHLIGHTS

SERVICE PROVIDERS

ii

DFA International Value Portfolio IV

INVESTMENT OBJECTIVE

The investment objective of the DFA International Value Portfolio IV (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio. The expenses in the following table are based on those incurred by the International Value Portfolio and the International Value Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.21%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

**	The “Management Fee” includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the International Value Series.

Example

This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the International Value Portfolio and the International Value Series.

Portfolio Turnover

The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was [ ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases stocks of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Series’ exposure to a particular country or issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

1

The International Value Series intends to purchase stocks of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of [            ], for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $[            ]. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio II itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the International Value Portfolio use derivatives for non-hedging purposes, the International Value Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the DFA International Value Portfolio II are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2

DFA International Value Portfolio IV

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Year		Ten Year
DFA International value Portfolio IV
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI World ex U.S. (net dividents)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the International Value Portfolio and the International Value Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the International Value Portfolio and the International Value Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the International Value Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are sold only to fund deferred compensation plans that are exempt from taxation under section 401(k) of the Internal Revenue Code. Provided that shares of the Portfolio are available under an employer’s plan, shares may be purchased by following the procedures adopted by the respective employer, as approved by the Advisor. The International Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the service agent (or to an intermediary or a sub-designee, if applicable) designated under a 401(k) in the form required by such service agent.

TAX INFORMATION

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, sale or redemption by a 401(k) plan of the Portfolio’s shares will not be subject to federal income taxes.

3

Emerging Markets Portfolio II

INVESTMENT OBJECTIVE

The investment objective of the Emerging Markets Portfolio II (the “Emerging Markets Portfolio”) is long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Market Series (the “Emerging Markets Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Portfolio. The expenses in the following table are based on those incurred by the Emerging Markets Portfolio and the Emerging Markets Series for the fiscal year ended October 31, 2009.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.[	]%
Total Annual Operating Expenses	0.[	]%

**	The “Management Fee” includes an investment management fee payable by the Emerging Markets Series and an administration fee payable by the Emerging Markets Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Operating Expenses” reflect the direct expenses of the Emerging Markets Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Emerging Markets Series.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

The Example reflects the aggregate estimated annual operating expenses of both the Emerging Markets Portfolio and the Emerging Market Series.

Portfolio Turnover

The Emerging Markets Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Series’ portfolio turnover rate was [ ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Emerging Markets Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Series. The Emerging Markets Series purchases a broad market coverage of larger companies associated with emerging markets, including frontier markets, authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of large varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines

4

the minimum market capitalization for a large company in that country. As of [    ], China had the highest size threshold, $[    ] million, and the lowest size threshold, $[    ] million, was in Thailand. These thresholds will change due to market conditions.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Series and the Emerging Markets Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Series may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Emerging Markets Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Series that owns them, and, in turn, the Emerging Markets Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Series and the Emerging Markets Portfolio use derivatives for non-hedging purposes, the Emerging Markets Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results. Unlike the Portfolio’s returns, the index returns do not reflect a deduction for fees, expenses or taxes. Updated performance information for the Portfolio can be obtained by visiting dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5

Emerging Markets Portfolio II

January 2000-December 2009
Highest Quarter	Lowest Quarter
[ ]	[ ]

Periods ending December 31, 2009
Annualized Returns (%)	One Year		Five Year		Ten Year
Emerging Markets Portfolio II(1)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
MSCI Emerging Markets Index (net dividents)	[	]%	[	]%	[	]%

(1)	Performance reflects reimbursement fees previously charged to investors of 0.5% (inception to 3/30/02) of the Portfolios’ offering price.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Portfolio and the Emerging Markets Series and manages both using a team approach. Karen E. Umland coordinates the efforts of all other portfolio managers of the Emerging Markets Portfolio and the Emerging Markets Series with respect to their day to day management. Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

PURCHASE AND REDEMPTION OF FUND SHARES

Requests to purchase or redeem shares of the Emerging Markets Portfolio are processed at the net asset value of the shares next determined after receipt of the request in good order. Shares of the Portfolio are sold only to fund deferred compensation plans that are exempt from taxation under section 401(k) of the Internal Revenue Code. Provided that shares of the Portfolio are available under an employer’s plan, shares may be purchased by following the procedures adopted by the respective employer, as approved by the Advisor. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolio should contact their employer for details. The Emerging Markets Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the service agent (or to an Intermediary or a Sub-designee, if applicable) designated under a 401(k) in the form required by such service agent.

TAX INFORMATION

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, sale or redemption by a 401(k) plan of the Portfolio’s shares will not be subject to federal income taxes.

6

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES

DFA International Value Portfolio IV

The investment objective of the International Value Portfolio is to achieve long-term capital appreciation. The International Value Portfolio invests substantially all of its assets in the International Value Series of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, [Israel,] Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets”)

Under normal market conditions, the International Value Series intends to invest its assets in companies in at least three non-U.S. countries and no more than 40% of the International Value Series’ assets will be invested in companies in any one country.

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of [            ], for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was [$            ] million. This threshold will vary by country or region. For example, as of [            ], the Advisor considered a large company in the European Monetary Union (EMU) to have a market capitalization of at least [$            ] million, a large company in Australia to have a market capitalization of at least [$            ] million and a large company in Hong Kong to have a market capitalization of at least $[            ] million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. The portfolio structure of the International Value Series in which the Portfolio invests also involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of the Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in the International Value Series may be acquired in exchange for the issuance of shares. (See “PURCHASE OF SHARES—In Kind Purchases.”) While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

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Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by the International Value Series. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the International Value Series change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

Emerging Markets Portfolio II

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation. Emerging Markets Portfolio pursues its objective by investing substantially all of its assets in the Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series invests in companies associated with emerging markets, including frontier markets, designated as Approved Markets by the Investment Committee of the Advisor. As of the date of this Prospectus, The Emerging Markets Series invests in the following countries that are designated as Approved Markets: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, [Peru,] the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Advisor will determine, in its discretion, when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, such as asset growth in the Emerging Markets Series and the characteristics of each country’s markets. The Investment Committee of the Advisor may designate other countries as Approved Markets for investment in the future, in addition to the countries identified above, or the Investment Committee may remove one or more countries from the list of Approved Markets. In addition, the Emerging Markets Series may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets”).

The Emerging Markets Series may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Series’ policy not to invest more than 25% of its assets in any one industry.

In determining what countries are eligible markets with for the Emerging Markets Series, the Advisor may consider various factors, including without limitation, data, analysis and classification of countries disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and Heritage Foundation. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Series will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements) and money market mutual funds. In addition, the Emerging Markets Series may, for liquidity, or

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for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Emerging Markets Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for the Emerging Markets Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets.

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Even though a company’s stock may meet the applicable market capitalization criterion, it may not be included in the Emerging Markets Series for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500® Index). The Advisor will also exercise discretion in determining the allocation of investments as between Approved Markets.

For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, the Emerging Markets Series may enter into forward foreign exchange contracts. In addition, to hedge against changes in the relative value of foreign currencies, the Emerging Markets Series may purchase foreign currency futures contracts. The Emerging Markets Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.

Approved Markets

The International Value Series and the Emerging Markets Series each invests in securities of Approved Markets as identified above for each Series. The Approved Markets securities invested in by each Series will be listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. Approved Market securities are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in the Series’ benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

Other Information

Commodity Pool Operator Exemption:

The Master Funds and Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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PORTFOLIO TRANSACTIONS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will not be sold to realize short-term profits. However, when circumstances warrant, they may be sold without regard to the length of time held.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets, which includes the value of collateral received. To the extent a Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Master Fund will generally invest the cash collateral received for the loaned securities in                     , an affiliated [registered money market fund] advised by the Advisor for which the Advisor receives a management fee of             %. Each Master Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage -backed securities. In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. Each Master Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending.

SECURITIES LENDING REVENUE

For the fiscal year ended October 31, 2009, the following Master Fund and Portfolio received the following net revenues from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio (see “SECURITIES LOANS”):

Master Fund	Net Revenue			Percentage of Net Assets
DFA International Value Portfolio IV*	[$	_____	]	[___	]%
Emerging Markets Portfolio II*	[$	_____	]	[___	]%

*	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Advisory Agreement with each Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. Additionally, pursuant to an Investment Advisory Agreement with each Portfolio, the Advisor, for no additional compensation, manages the portion of each Portfolio’s assets that are retained by the Portfolio for cash management purposes and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding the Master Fund to invest in another Master Fund if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

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The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios and the Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios and the Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios and Master Funds.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

The SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the Portfolios’ shares.

The Advisor provides each Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. For the advisory fees that each Portfolio has incurred for the fiscal year ended October 31, 2009, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to each Master Fund is available in the semi-annual report for the Portfolios and the Master Funds for the six-month period ending April 30, 2009. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2010, assets under management for all Dimensional affiliated advisors totaled approximately [$            ] billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to a Portfolio or a Master Fund are so allocated and expenses which are not allocable to a Portfolio and a Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

Sub-Advisors - International Value Series and Emerging Markets Series

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the Master Funds. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for the Master Funds. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of each Master Fund and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a Master Fund and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Master Fund, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia is a U.S. federally registered investment advisor located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL is a U.S. federally registered investment advisor located at 7 Down Street, London W1J7AJ, United Kingdom. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to shareholders. In general, each Portfolio distributes substantially all of its net investment income in December of each year. Both Portfolios will distribute any realized net capital gains (after any reductions for capital loss carry-forwards) annually after the end of the Fund’s fiscal year. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee that either Portfolio will pay either an income dividend or a capital gains distribution.

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Shareholders of each of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, the sale or redemption by a 401(k) plan of a Portfolio’s shares will not be subject to federal income taxes.

Dividends declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a partnership to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

The Master Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the corresponding Portfolio’s income dividends paid to shareholders.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio. Prospective investors should also consult the statement of additional information.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the Master Funds’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price a Master Fund’s holdings and the reflection of those changes in the respective Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because a Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and the respective Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Master Fund and the respective Portfolio calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and Trust: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or

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exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

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As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities. Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios and Master Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities (including over-the-counter securities) held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Master Funds will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Master Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Master Funds price their shares at the close of the NYSE, the Master Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Master Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Master Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Master Fund uses fair value pricing, the values assigned to the Master Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the Master Funds monitor the operation of the method used to fair value price the Master Funds’ foreign investments.

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Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio or Master Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the Master Funds are expressed in U.S. dollars by translating the net assets of each Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Master Funds and Portfolios do not price their shares, the net asset values of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Emerging Markets Series to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that a service agent designated under a 401(k) plan has received the investor’s investment instructions in good order and a Portfolio’s custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value next determined after receipt of the payment by the custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

PURCHASE OF SHARES

Shares of the Portfolios are sold only to fund deferred compensation plans that are exempt from taxation under section 401(k) of the Code and whose sponsors contribute to the Portfolios’ fees and expenses as set forth in this Prospectus (see “Annual Fund Operating Expenses”).

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolio of the Master Fund as described in this Prospectus or as otherwise consistent with the Fund’s policies and procedures. Shares may also be purchased in exchange for local currencies in which

15

such securities of the corresponding Master Fund are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of either Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

EXCHANGE OF SHARES

Provided such transactions are permitted under an employer’s 401(k) plan, investors may exchange shares of one Portfolio described in this Prospectus for shares in the other Portfolio by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the service agent has received appropriate instructions in the form required by such service agent and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. No taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent (or to an Intermediary or a Sub-designee, if applicable) designated under a 401(k) plan in the form required by such service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PNC Global Investment Servicing (U.S.) Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

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Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific portfolio is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s corresponding Master Fund in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The Portfolios also reserve the right to redeem their shares in the currencies in which their Master Fund’s investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and its respective Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio and its respective Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios’ and Master Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

17

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by [PricewaterhouseCoopers LLP], whose report, along with the Portfolios’ annual financial statements, are included in the Fund’s annual report, which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period		$21.23	$18.85	$14.63	$12.94	$10.19

Income From Investment Operations
Net Investment Income (Loss)		0.62 #	0.63 #	0.57 #	0.40	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)		(10.29)	2.53	4.41	1.58	2.95

Total from Investment Operations		(9.67)	3.16	4.98	1.98	3.15

Less Distributions
Net Investment Income		(0.64)	(0.48)	(0.36)	(0.27)	(0.22)
Net Realized Gains		(0.46)	(0.30)	(0.40)	(0.02)	(0.18)

Total Distributions		(1.10)	(0.78)	(0.76)	(0.29)	(0.40)

Net Asset Value, End of Period		$10.46	$21.23	$18.85	$14.63	$12.94

Total Return		(47.88)%†	17.32%	35.65%	15.58%	31.99%
Net Assets, End of Period (thousands)		$303,822	$729,621	$565,255	$304,601	$203,569
Ratio of Expenses to Average Net Assets*		0.26%^	0.25%	0.27%	0.32%	0.37%
Ratio of Net Investment Income to Average Net Assets		3.93%^	3.07%	3.42%	3.03%	2.00%

#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 to October 31, 2008.
†	Non-Annualized.
^	Annualized.

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DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$	$30.01		$21.50	$16.79	$13.03	$9.78

Income From Investment Operations
Net Investment Income (Loss)		0.68	#	0.53 #	0.45 #	0.53 #	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)		(14.92)		8.42	4.74	3.47	3.18

Total from Investment Operations		(14.24)		8.95	5.19	4.00	3.42

Less Distributions
Net Investment Income		(0.31)		(0.44)	(0.48)	(0.24)	(0.17)
Net Realized Gains		(0.22)		—	—	—	—

Total Distributions		(0.53)		(0.44)	(0.48)	(0.24)	(0.17)

Net Asset Value, End of Period		$15.24		$30.01	$21.50	$16.79	$13.03

Total Return		(48.27	)%†	42.40%	31.67%	31.22%	35.39%
Net Assets, End of Period (thousands)		$112,592		$310,627	$62,633	$33,940	$22,778
Ratio of Expenses to Average Net Assets*		0.35	%^	0.39%	0.35%	0.41%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Waivers, and/or Recovery of Previously Waived Fees or Assumed Expenses)*		0.35	%^	0.43%	0.74%	0.81%	0.93%
Ratio of Net Investment Income to Average Net Assets		2.82	%^	2.13%	2.38%	3.60%	2.43%

#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
†	Non-Annualized.
^	Annualized.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Accounting Services, Dividend Disbursing and Transfer Agent PNC GLOBAL INVESTMENT SERVICING (U.S.) INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic	Legal Counsel

PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm [PRICEWATERHOUSECOOPERS LLP] Two Commerce Square, Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Request free copies from:

•	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolios.

•	The Fund—if you represent a 401(k) plan sponsor. Call collect at (512) 306-7400.

Additional materials describing the Fund and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access them on our web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD022809-011

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA International High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA International High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (individually, a “Portfolio” and collectively, the “Portfolios”), dated February 28, 2010, as amended from time to time. LWAS/DFA International High Book to Market Portfolio is a series of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end management investment company. The other three Portfolios are series of Dimensional Investment Group Inc. (“DIG”), an open-end management investment company. DFAIDG and DIG are called the “Funds” in this SAI. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Funds’ annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The LWAS/DFA U.S. High Book to Market Portfolio invests substantially all of its assets in The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”). The LWAS/DFA International High Book to Market Portfolio invests substantially all of its assets in The DFA International Value Series (the “International Value Series”) of the Trust. The LWAS/DFA U.S. High Book to Market and the LWAS/DFA International High Book to Market Portfolios are identified as a “Feeder” or “Feeder Portfolios” in this SAI. The U.S. Large Cap Value Series and the International Value Series of the Trust are called “Master Funds” in this SAI.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each of the Portfolios and each Master Fund, and provides administrative services to the Feeder Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

The LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio have adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Portfolios during the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008 and the fiscal year ended November 30, 2007.

Master Fund/Portfolio	FISCAL YEAR ENDED 2009			FISCAL YEAR ENDED 2008	FISCAL YEAR ENDED 2007
U.S. Large Cap Value Series	$	[	]	$1,904,981	$1,273,333
DFA International Value Series	$	[	]	$1,078,752	$1,982,470

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The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio (collectively, the “Fixed Income Portfolios”) acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size and market making ability. When executing portfolio transactions for the Fixed Income Portfolios, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Fixed Income Portfolios, if any, and the Master Funds to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios and Master Funds invest. The Advisor also checks the rate of commission being paid by the Fixed Income Portfolios, if any, and the Master Funds to brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Funds.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios’ shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Directors of DFAIDG and DIG and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s or Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Master Funds may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios and Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Advisory Agreement for the Fixed Income Portfolios and the Investment Management Agreement for the Master Funds permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the applicable Portfolio or Master Fund.

During the fiscal year ended October 31, 2009, the Master Funds paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions			Brokerage Commissions
U.S. Large Cap Value Series	$	[	]	$	[	]
DFA International Value Series	$	[	]	$	[	]

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The Feeder Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of the Master Funds, except if a Portfolio receives securities or currencies from a Master Fund to satisfy the Portfolio’s redemption request.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended October 31, 2009, as well as the value of such securities held by the Portfolio or Master Fund as of October 31, 2009.

Master Fund/Portfolio	Broker or Dealer		Value of Securities
DFA International Value Series	[	]	$	[	]
The U.S. Large Cap Value Series	[	]	$	[	]

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction;

(6)	engage in the business of underwriting securities issued by others;

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act;

(8)	sell securities short; or

(9)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies

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within such industry, except the LWAS/DFA Two-Year Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy.”

The investment limitations described in (5) and (9) above do not prohibit each Feeder Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of the Master Funds, these Portfolios do not intend to lend those shares.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. For these purposes, the LWAS/DFA Two-Year Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Boards of Directors have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which such Portfolio invests substantially all of its assets.

The Portfolios and the Master Funds may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s or Master Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of a Portfolio or Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio and Master Fund expects to earn income on its margin deposits. Each Portfolio or Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading

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Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio or Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio or Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio or Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio or Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio or Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio or Master Fund may use by entering into futures transactions.

FORWARD FOREIGN CURRENCY TRANSACTIONS

The International Value Series may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The International Value Series will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The International Value Series may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the International Value Series may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

CASH MANAGEMENT PRACTICES

All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

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All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the U.S. Large Cap Value Series may invest a portion of its assets, normally not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. The International Value Series may invest a portion of its assets, normally not more than 20%, in fixed income obligations, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated, registered and unregistered money market funds. Income Portfolios may each invest up to 20% in affiliated and unaffiliated unregistered money market funds. The 20% guidelines set forth above are not absolute limitations, but the Master Funds and the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Governement Portfolio do not expect to exceed these guidelines under normal circumstances. With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Master Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

To the extent that the Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, they will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Funds or Portfolios net assets, after taking into account unrealized profits and unrealized losses on such contracts they have entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The International Value Series may invest up to 5% of its assets in convertible debentures issued by non- U.S. companies located in the countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with the Series’ investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of each Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of each Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

Each Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee

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for each Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [    ] Audit Committee meetings for each Fund held during the fiscal year ended October 31, 2009.

Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee of each Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. Each Board established the Nominating Committee as of September 2008; [no Nominating Committee meetings were held for any Fund during the fiscal year ended October 31, 2009]. Each Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Funds at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

Each Board’s Performance Committee is comprised of George M. Constantinides and Rober G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. Each member of a Fund’s Performance Committee is a disinterested Director. Each Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were five Performance Committee meetings for each Fund held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director’s experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age:[ 61]	Director	DFAIDG–since 1983 DIG–since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	[89] portfolios in 4 investment companies	[None]

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [70]	Director	DFAIDG–since 1986 DIG–since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	[89] portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) ([27] Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: [65]	Director	DFAIDG–since 1981 DIG–since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	[89] portfolios in 4 investment companies	[None]

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: [67]	Director	DFAIDG–since 1981 DIG–since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	[89] portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [55]	Director	DFAIDG–since 2000 DIG–since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	[89] portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) ([5] portfolios) (since 2008).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: [62]	Chairman, Director, President and Chief Executive Officer	DFAIDG– since 1981 DIG–since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners and VSC Investors, LLC. Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	[89] portfolios in 4 investment companies	[None]

Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: [42]	Director, Vice President, and Chief Investment Officer	DFAIDG- since 2009 DIG- since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DEM, DFAIDG, DIG, The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	[89] portfolios in 4 investment companies	[None]

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and DEM. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	[ ]	[	]**
John P. Gould	[ ]	[	]**
Roger G. Ibbotson	[ ]	[	]**
Myron S. Scholes	[ ]	[	]**
Abbie J. Smith	[ ]	[	]**
Interested Directors:
David G. Booth	[ ]	[	]
Eduardo A. Repetto	[ ]	[	]

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**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Funds to the Funds’ Chief Compliance Officer for the fiscal year ended October 31, 2009.

Director	Aggregate Compensation from DFAIDG*			Aggregate Compensation from DIG*			Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides Director	$	[	]	$	[	]	N/A	N/A	$	[	]
John P. Gould Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Roger G. Ibbotson Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Robert C. Merton** Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Myron S. Scholes Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Abbie J. Smith Director	$	[	]	$	[	]	N/A	N/A	$	[	]
Christopher S. Crossan Chief Compliance Officer	$	[	]	$	[	]	N/A	N/A		N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: $[ ] (Mr. Ibbotson), $[ ] (Mr. Scholes) and $[ ] (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.
**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities:

10

Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and DEM (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004).

Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005).

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

12

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

13

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

14

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

[As of January 30, 2010, directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI.]

SERVICES TO THE FUNDS

Administrative Services—The Feeder Portfolios

The Funds have entered into administration agreements with the Advisor, on behalf of each Feeder Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to a Fund for the benefit of a Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Feeder Portfolio pays the Advisor a monthly fee, which, on an annual basis, equals 0.01% of the average daily net assets of each Portfolio. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Advisor was paid administrative fees of $[            ], $10,000 and $13,000, respectively, by LWAS/DFA U.S. High Book to Market Portfolio, and $[            ] $13,000 and $19,000, respectively, by LWAS/DFA International High Book to Market Portfolio.

15

Administrative Services—All Portfolios

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and Master Funds. The services provided by PNC Global are subject to supervision by the executive officers and the Boards of Directors of the Funds and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Master Funds and the Fixed Income Portfolios pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Master Fund or a Fixed Income Portfolio under the fee schedule are allocated to each such Master Fund or Fixed Income Portfolio based on the Master Fund’s or Fixed Income Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Master Funds and Fixed Income Portfolios are also subject to a monthly base fee. The U.S. Large Cap Value Series and the Fixed Income Portfolios are each subject to a monthly base fee of $1,666. The International Value Series is subject to a monthly base fee of $2,083. Each Feeder Portfolio is subject to a monthly fee of $1,000. The Portfolios also pay separate fees to PNC Global with respect to the services PNC provides as transfer agent and dividend disbursing agent.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and U.S. Large Cap Value Series. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series.

Distributor

Each Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Their address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

[PricewaterhouseCoopers LLP (“PwC”)] is the independent registered public accounting firm for the Funds and audits the annual financial statements of the Funds. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

16

Client Services

For its services as Client Services Agent, each Portfolio pays LWI Financial Inc. a monthly fee which, on an annual basis, equals 0.15% of the average daily net assets of the LWAS/DFA U.S. High Book to Market Portfolio, 0.19% of the LWAS/DFA International High Book to Market Portfolio and 0.08% of the Fixed Income Portfolios.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Funds. For the services it provides as investment advisor to the Fixed Income Portfolios and the Master Funds, the Advisor is paid a monthly fee calculated as a percentage of average net assets of each Fixed Income Portfolio and Master Fund. For the fiscal year ended October 31, 2009, the fiscal priod from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Fixed Income Portfolios and the Master Funds paid management fees to the Advisor (and any sub-advisor) as set forth in the following table:

Master Fund/Portfolio	FISCAL YEAR ENDED 2009 (000)			FISCAL YEAR ENDED 2008 (000)	FISCAL YEAR ENDED 2007 (000)
U.S. Large Cap Value Series (1)	$	[	]	$8,436	$10,188
International Value Series (1)	$	[	]	$14,643	$18,039
LWAS/DFA Two-Year Fixed Income Portfolio	$	[	]	$127	$138
LWAS/DFA Two-Year Government Portfolio	$	[	]	$172	$130

(1)	The Master Fund has more than one feeder portfolio; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios and Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios and Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of the category of portfolios indicated.

U.S. Large Cap Value Series	Stephen A. Clark
International Value Series	Karen E. Umland
Fixed income portfolios	David A. Plecha

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2009 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Stephen A. Clark	LWAS/DFA U.S. High Book to Market Portfolio[1]	[	]

Karen E. Umland	LWAS/DFA International High Book to Market Portfolio[2]	[	]

David A. Plecha	LWAS/DFA Two Year Fixed Income Portfolio LWAS/DFA Two Year Government Portfolio	[ [	] ]

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[1]

Stephen A. Clark does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $1—$10,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

[2]

Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001—$500,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolios managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios (and with respect to the Feeder Portfolios, the Master Fund in which a Feeder Portfolio invests substantially all of its assets), each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark

•        [28] U.S. registered mutual funds with $[    ] million in total assets under management.

•        [7] unregistered pooled investment vehicles with $[    ] million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $[    ] million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•        [51] other accounts with $[    ] million in total assets under management.

18

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Karen E. Umland

•        [37] U.S. registered mutual funds with $[    ] million in total assets under management.

•        [5] unregistered pooled investment vehicles with $[    ] million in total assets under management.

•        [17] other accounts with $[    ] million in total assets under management, of which one account with $[    ] million in assets may be subject to a performance fee.

David A. Plecha

•        [16] U.S. registered mutual funds with $[    ] million in total assets under management.

•        [8] unregistered pooled investment vehicles with $[    ] million in total assets under management.

•        [6] other accounts with $[    ] million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios and Master Funds) other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Master Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund or Account, a Portfolio/Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Master Funds and Accounts.

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Broker Selection. With respect to securities transactions for the Portfolios/Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund or the Account.

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Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on

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a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. DIG began offering shares of the Fixed Income Portfolios and the LWAS/DFA U.S. High Book to Market Portfolio in May 1996.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series, including the U.S. Large Cap Value Series and the International Value Series, only to institutional investors in private offerings.

Until February 1996, the LWAS/DFA International High Book to Market Portfolio was named DFA International High Book to Market Portfolio. From February 1996 until July 2000, the LWAS/DFA International High Book to Market Portfolio was known as the RWB/DFA International High Book to Market Portfolio. From July 2000 to October 28, 2004, the LWAS/DFA International High Book to Market Portfolio was known as the AAM/DFA International High Book to Market Portfolio. Until July 2000, the LWAS/DFA U.S. High Book to Market Portfolio was known as the RWB/DFA U.S. High Book to Market Portfolio; the LWAS/DFA Two-Year Fixed Income Portfolio was known as the RWB/DFA Two-Year Corporate Fixed Income Portfolio; and the LWAS/DFA Two-Year Government Portfolio was known as the RWB/DFA Two-Year Government Portfolio. From July 2000 until April 2002, the LWAS/DFA Two-Year Fixed Income Portfolio was known as the AAM/DFA Two-Year Corporate Fixed Income Portfolio. From April 2002 to October 28, 2004, the LWAS/DFA Two-Year Fixed Income Portfolio was known as the AAM/DFA Two-Year Fixed Income Portfolio. From July 2000 to October 28, 2004, the LWAS/DFA U.S. High Book to Market Portfolio was known as the AAM/DFA U.S. High Book to Market Portfolio; and the LWAS/DFA Two-Year Government Portfolio was known as the AAM/DFA Two-Year Government Portfolio.

CODE OF ETHICS

The Funds, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

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SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund.

A Fund may withdraw the investment of a Feeder Portfolio in a Master Fund at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio’s assets in accordance with the investment policies described above.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the respective Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of each Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of the prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:

LWAS/DFA U.S. High Book to Market Portfolio

[Charles Schwab & Company, Inc.*	[	]%
101 Montgomery Street
San Francisco, CA 94104]

[Pershing LLC*	[	]%
One Pershing Plaza
P.O. Box 2052
Jersey City, NJ 07303]

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LWAS/DFA International High Book to Market Portfolio

[Charles Schwab & Company, Inc.]*[1]	[	]%

[Pershing LLC]*[1]	[	]%

LWAS/DFA Two-Year Fixed Income Portfolio

[Charles Schwab & Company, Inc.]*[1]	[	]%

[Pershing LLC] *[1]	[	]%

[National Financial Services LLC*	[	]%
200 Liberty Street
One World Financial Center
New York, NY 10281]

LWAS/DFA Two-Year Government Portfolio

[Charles Schwab & Company, Inc.]*[1]	[	]%

[Pershing LLC] *[1]	[	]%

*	Owners of record only (omnibus).
[1]	See address for shareholder previously noted above in list.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Funds will be deemed to have received a purchase or redemption order

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when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of a Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PNC Gobal. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Unless you are invested in a Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.

Different tax rules may apply because, for federal income tax purposes, the LWAS/DFA U.S. High Book to Market Portfolio invests substantially all of its assets in a Master Fund classified as a corporation, the LWAS/DFA International High Book to Market Portfolio invests substantially all of its assets in a Master Fund classified as a partnership, and the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are classified as corporations These rules could affect the amount, timing and character of the income received by the shareholders of a Portfolio.

Distributions of Net Investment Income

A Portfolio receives or derives income generally in the form of dividends and interest on its investments. In the case of the Feeder Portfolios that invest in Master Funds, each Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

A Portfolio (or the Feeder Portfolios’ corresponding Master Fund) may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. The LWAS/DFA U.S. High Book to Market Portfolio may also derive capital gains through its redemption of shares of its Master Fund which is classified as a corporation. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-

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term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Investment in Foreign Securities

Certain of the Portfolios (or, in the case of the LWAS/DFA International High Book to Market Portfolio, its Master Fund) may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio’s (or in the case of the LWAS/DFA International High Book to Market Portfolio, its Master Fund’s) are invested in foreign securities, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, a Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by a Portfolio) will be reduced if you receive from a Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by the Portfolios (or, in the case of the LWAS/DFA International High Book to Market Portfolio, its Master Fund) as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s (or Master Fund’s) ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of a Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. Certain Portfolios (or, in the case of the LWAS/DFA International High Book to Market Portfolio, its Master Fund) may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio (or Master Fund) intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income which is allocated to the Portfolio’s (or Master Fund’s) shareholders, even though the Portfolio (or Master Fund) has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when allocated by the Master Fund to the

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Portfolio, and in turn, distributed to you by the Portfolio. In addition, if a Portfolio (or a Master Fund) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio’s (or Master Fund’s) shareholders may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on their allocable portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio (or Master Fund) to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Master Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could, in turn, reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year, including the portion of the distributions that on average are comprised of exempt-interest income, taxable income and the portion of exempt-interest income that is a tax preference item when determining the alternative minimum tax. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

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Excise Tax Distribution Requirements

To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of a Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Portfolio on or after January 1, 2012.

U.S. Government Securities

To the extent a Master Fund classified as a partnership or a Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio or the Feeder Portfolio’s corresponding Master Fund. To the extent the Master Fund of the LWAS/DFA U.S. High Book to Market Portfolio invests in U.S. government obligations, dividends derived from interest on these obligations and paid to the Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Deductibility of Losses

Losses incurred on the sale of securities by one Portfolio (or, a Portfolio’s corresponding Master Fund) to another Portfolio or Master Fund will be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.

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Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s (or Master Fund’s) investment in stocks of domestic corporations and qualified foreign corporations. Because the LWAS/DFA Two-Year Fixed Income Portfolio’s and the LWAS/DFA Two-Year Government Portfolio’s income is derived primarily from interest rather than dividends, none of their distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

Both a Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio (or Master Fund) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolios with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio (or Master Fund) if the Portfolio (or Master Fund) was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers are not expected to qualify for the corporate dividends-received deduction. Because the LWAS/DFA Two-Year Fixed Income Portfolio’s and the LWAS/DFA Two-Year Government Portfolio’s income is derived primarily from interest rather than dividends, none of their distributions are expected to qualify for the corporate dividends-received deduction. Because the LWAS/DFA International High Book to Market Portfolio’s income is derived primarily from dividends earned on portfolio securities of non-U.S. issuers, none of its distributions are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the

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dividends earned by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) were debt-financed or held by the Portfolio (or Master Fund) for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

A Portfolio or a Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer the Portfolio’s or Master Fund’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s or Master Fund’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you. With respect to the Feeder Portfolios, the following discussion applies to the Master Funds in which the Feeder Portfolios invest all their assets.

Derivatives. Certain Portfolios are permitted to invest in certain options, futures and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and, in the case of a corporate Master Fund, distribute any resulting income and gains.

Securities lending. A Portfolio’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles. A Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Securities purchased at a discount. Certain Portfolios are permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (“PIK”) bonds that could require them to accrue and distribute income not yet received. If a Portfolio invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Investment in taxable mortgage pooling vehicles (excess inclusion income). A Portfolio (or Master Fund) may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or

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which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Portfolio’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a Portfolio, then the Portfolio and Master Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Portfolios do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income.

The Portfolios are awaiting further guidance from the IRS on how these rules are to be implemented. These rules are potentially applicable to any Portfolio that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. It is unlikely that these rules will apply to a Portfolio with a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of a Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

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In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio. Exemptions from this U.S. withholding tax are provided for exempt interest dividends, capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-interest dividends. In general, exempt-interest dividends designated by a Portfolio and paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Portfolio (or Master Fund) is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s (or Master Fund’s) qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. A Portfolio (or Master Fund) may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which a Portfolio invests may trigger special tax consequences to a Portfolio’s non-U.S. shareholders.

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The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends with respect to a Portfolio’s taxable years beginning before January 1, 2010 (sunset date), except that after this date, the Portfolio’s distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity. Because the Portfolios expect to invest less than 50% of their assets at all times, directly or indirectly, in U.S. real property interests, the Portfolios expect that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

FIRPTA “wash sale” rule. If a non-U.S. shareholder of a Portfolio disposes of their Portfolio shares during the 30-day period preceding a Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest by a U.S.-REIT in which the Portfolio invests, acquires an identical stock interest during the 61 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

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U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Board of Directors of DIG and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the non-Feeder Portfolios and Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios and Master Funds, in accordance with the

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Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios or Master Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the non-Feeder Portfolios or Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a non-Feeder Portfolio or Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund or the Board of Trustees of the Trust, as applicable.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio or Master Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Funds have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a

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foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii)  on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of the Funds and Board of Directors of the Trust (collectively, the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and Master Fund generally discloses up to its twenty-five largest portfolio holdings (or with respect to a Feeder Portfolio, up to the twenty-five largest portfolio holdings of its Master Fund) (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Portfolio’s or Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s or Master Fund’s industry allocations. Each Portfolio and Master Fund generally discloses its complete Holdings Information (or with respect to a Feeder Portfolio, the Holdings Information of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination. Designated Persons may also approve the distribution Holdings Information for a Portfolio more frequently or at a period other than as described above.

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As of January 31, 2010, the Advisor and the Portfolios and Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	Feeder Portfolios and U.S. Large Cap Value Series	Fund Custodian	Daily

Citibank, N.A.	International Value Series	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	All Portfolios and Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	All Portfolios and Master Funds	Independent registered public accounting firm	Upon request

Pricing Service Vendor	International Value Series	Fair value information services	Daily

Citibank North American, Inc	All Portfolios and Master Funds	Middle office operational support service provider to the Advisor	Daily

Victorian Fund Management Corporation	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Northern Trust Company	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	U.S. Large Cap Value Series	Vendor to Advisor providing Portfolio analytics	Quarterly

Madison Portfolio Consultants	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Mercer Investment Consulting, Inc.	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wilshire Associates	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Monthly

Segal Advisors, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Tamarac (Savant)	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Edelman Financial	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Cuprum AFP	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Finance-Doc	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly

Cambridge Associates Limited	International Value Series	Monitoring investor exposure and investment strategy	Monthly

Marquette Associates, Inc.	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Upon request

Minnesota Mutual Life Insurance	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Steward Capital Management	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Upon request

Stratford Advisory Group	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

U.S. Institutional Investment Consultants	International Value Series	Monitoring investor exposure and investment strategy	Upon request

Watershed Investment Consultants	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Master Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

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The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios and Master Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

[PricewaterhouseCoopers LLP], Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Funds’ independent registered public accounting firm. PwC audit the Funds’ annual financial statements. The audited financial statements and financial highlights of the Feeder Portfolios for the fiscal year ended October 31, 2009, as set forth in the Funds’ annual report to shareholders relating to the Feeder Portfolios, and the report of [PricewaterhouseCoopers LLP], are incorporated by reference into this SAI.

The audited financial statements of the U.S. Large Cap Value Series and the International Value Series for the fiscal year ended October 31, 2009, as set forth in the Trust’s annual report to shareholders, including the report of [PricewaterhouseCoopers LLP], are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

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Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

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The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

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If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

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•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts—Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

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•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure—Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

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•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

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Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

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Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

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•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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ISS Governance Services

Concise Summary of 2009

Non-U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

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Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

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Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, ISS will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, ISS will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

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•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

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Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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INSTITUTIONAL CLASS SHARES

DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers fifteen series of shares. DIG is referred to as the “Fund” in this Statement of Additional Information (“SAI”). This SAI relates to three series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

Global Equity Portfolio	Global 25/75 Portfolio
Global 60/40 Portfolio

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated February 28, 2010, as amended from time to time. The audited financial statement and financial highlights of the Fund are incorporated by reference from the Fund’s annual reports to shareholders. The prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

i

PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios described in this SAI is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end management investment company managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”). The portfolios of DFAIDG in which the Portfolios invest may be referred to as the “Underlying Funds” and include U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio and DFA Short-Term Extended Quality Portfolio.

This SAI describes the Institutional Class shares of the Portfolios. Each Portfolio also offers two additional classes of shares: Class R1 shares and Class R2 shares. Dimensional serves as investment advisor to the Portfolios and the Underlying Funds, and provides administrative services to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to the Portfolios and all the Underlying Funds.

Each of the Portfolios and the Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of certain Underlying Funds is based on the relative market capitalizations of eligible holdings, it is possible that those Underlying Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio, the Underlying Fund and the issuer may be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

The Global Equity Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if the Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on the Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Underlying Funds with respect to brokerage commissions. The Portfolios do not incur any brokerage costs in connection with their purchase or redemption of shares of the Underlying Funds.

The Fixed Income Underlying Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size and market making ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Underlying Funds to determine the effect that the brokers’ trading has on the market prices of the securities in which the Underlying Funds invest.

The Advisor also checks the rate of commission being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. DFA Australia Limited also performs these services for the International Core Equity Portfolio.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of Fund, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Underlying Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Underlying Funds.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act; or

(8)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry.

The investment limitations set forth above only relate to the Portfolios. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

The investment limitations described in (5) and (8) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Underlying Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests.

Additionally, with respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DIG and the Advisor will continue to monitor the liquidity of Rule 144A securities.

For purposes of the investment limitations described in (8) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

All [Portfolios and] Underlying Funds may enter into futures contracts and options on futures contracts. Such Portfolios may enter into futures contracts and options on future contracts to gain market exposure on the [Portfolio’s] Underlying Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each [Portfolio or] Underlying Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the [Portfolio or] Underlying Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each [Portfolio or] Underlying Fund expects to earn income on its margin deposits. Each Underlying Fund [and Portfolio] intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Underlying Fund[ or Portfolio], after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Underlying Fund[ or Portfolio] has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Underlying Fund[ or Portfolio], after taking into account unrealized profits and unrealized losses on any such contracts that the Underlying Fund[ or Portfolio] has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the [Portfolio or] Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the [Portfolio or] Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a [Portfolio or] Underlying Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a [Portfolio or] Underlying Fund may use by entering into futures transactions.

FORWARD FOREIGN CURRENCY TRANSACTIONS

The International Equity Underlying Funds and DFA Two-Year Global Fixed Income Portfolio may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Underlying Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

With respect to an International Equity Underlying Fund, the Underlying Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, an International Equity Underlying Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The DFA Two-Year Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio typically hedge their foreign currency exposure. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

CASH MANAGEMENT PRACTICES

The Portfolios and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Core Equity Portfolio, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Underlying Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

International Core Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Emerging Markets Core Equity Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Selectively Hedged Global Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

Portfolios and Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
DFA Inflation-Protected Securities Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds***	N.A.

Global Equity Portfolio Global 60/40 Portfolio Global 25/75 Portfolio	U.S. government securities, repurchase agreements and short-term paper; affiliated and unaffiliated registered and unregistered money market funds***	5%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations, but the Portfolios and Underlying Funds do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

International Core Equity Portfolio and Emerging Markets Core Equity Portfolio each may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where the Underlying Fund is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, an Underlying Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by an Underlying Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Underlying Fund with opportunities which are consistent with the Underlying Fund’s investment objective and policies.

EXCHANGE TRADED FUNDS

The following Underlying Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity:

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

DFA Real Estate Securities Portfolio

International Core Equity Portfolio

Emerging Markets Core Equity Portfolio

        An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Underlying Funds with the expectation that they will be held for longer than one year. The Two-Year Global Fixed Income Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio and the DFA Five-Year Global Fixed Income Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

ADDITIONAL POLICIES OF THE UNDERLYING FUNDS

Domestic Equity Underlying Funds

DFA Real Estate Securities Portfolio – The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. The higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust market capitalization weights after considering such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. The Advisor also may limit or fix the Portfolio’s exposure to a particular issuer. The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts (“REITs”).

U.S. Core Equity 1 Portfolio – The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® and such other U.S. national securities exchanges deemed appropriate by the Advisor. The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

U.S. Core Equity 2 Portfolio – The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE Alternext US LLC or Nasdaq Global Market® and such other U.S. national securities exchanges deemed appropriate by the Advisor. The increased exposure to small and value companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

International Equity Underlying Funds

International Core Equity Portfolio - The International Core Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The International Core Equity Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of [ ], securities of the largest growth companies in the International Universe comprised approximately [ ]% of the International Universe and the Advisor allocated approximately [ ]% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will fluctuate with market movements and other factors. Additionally, the range by which the International Core Equity Portfolio’s percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

Emerging Markets Core Equity Portfolio - The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, including frontier markets, authorized for investment by the Advisor’s Investment Committee, with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

Fixed Income Underlying Funds

DFA Two-Year Global Fixed Income Portfolio – The DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments of the Fixed Income Underlying Funds” below, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than two years from the date of settlement). Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Two-Year Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

DFA Five-Year Global Fixed Income Portfolio – The DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. The Five-Year Global Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average length of maturity of investments will not exceed five years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to less than five years from the date of settlement). The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

DFA Selectively Hedged Global Fixed Income Portfolio – The DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Portfolio may selectively hedge its foreign currency risks depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments of the Fixed Income Underlying Funds” below, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. It is the policy of the Selectively Hedged Global Portfolio that the weighted average length of maturity of its investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to two years from the date of settlement).

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency exposure unhedged, to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Selectively Hedged Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

DFA Inflation-Protected Securities Portfolio – The DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) seeks to maximize risk-adjusted total returns from a universe of inflation-protected securities that are structured to provide a total return that exceeds the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

DFA Short-Term Extended Quality Portfolio – The DFA Short-Term Extended Quality Portfolio (the “Extended Quality Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Extended Quality Portfolio invests with an emphasis on a universe of U.S. and foreign corporate debt securities the Advisor considers to be of extended quality as they are rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group

(“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio will also invest in higher-rated corporate debt securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality.

The Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge any foreign currency exposure to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may hedge such currency exposure by entering into foreign forward currency contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for non-hedging purposes as a substitute for direct investment or to allow the Portfolio to remain fully invested while maintaining the liquidity required to pay redemptions.

The Extended Quality Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

Description of Investments of the Fixed Income Underlying Funds

The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

Permissible Categories:
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1-11
Five-Year Global Portfolio	1-11
Inflation-Protected Portfolio	1,2,6,11
Extended Quality Portfolio	1,2,4,6-8,10-14

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Underlying Fund’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Underlying Fund’s illiquid securities policy. The Fixed Income Underlying Funds also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

12. Corporate Debt Obligations—Extended Quality Portfolio— Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch, S&P or, if unrated, have been determined by the Advisor to be of comparable quality.

13. Commercial Paper— Extended Quality Portfolio—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

14. Foreign Issuer Obligations— Extended Quality Portfolio—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or, if unrated, have been determined by the Advisor to be of comparable quality.

The categories of investments that may be acquired by each of the Fixed Income Underlying may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry by certain Fixed Income Underlying Funds

The Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations exceeds 25% of the total net assets of any of these Portfolios such Portfolio will be considered to be concentrating its investments in the banking industry. Once the Two-Year Global Portfolio, Selectively Hedged Global Portfolio or Extended Quality Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy result in less than 25% of the Portfolio’s total assets consisting of banking industry securities.

As of the date of this Prospectus, the [ ] is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States provided such obligations meet each Portfolio’s established credit rating criteria as stated under “Description of Investments of the Fixed Income Underlying Funds.” In addition, the Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Selectively Hedged Global Portfolio and Extended Quality Portfolio may also invest in non-dollar denominated certificates.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund (“Board”) are responsible for establishing the Fund’s policies and for overseeing the management of the Fund.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [ ] Audit Committee meetings for the Fund held during the fiscal year ended October 31, 2009.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Board established the Nominating Committee as of September 2008; no Nominating Committee meetings were held for the Fund during the fiscal period ended October 31, 2009. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were [    ] Performance Committee meetings for the Fund held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [61]	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	[89] portfolios in 4 investment companies	None

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [70]	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	[89] portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: [65]	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	[89] portfolios in 4 investment companies	None

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: [67]	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	[89] portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: [55]	Director	Since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	[89] portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: [62]	Chairman, Director, President and Chief Executive Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	[89] portfolios in 4 investment companies	None

Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: [42]	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, DIG, The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	[89] portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc., The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	[	]	[ ]**
John P. Gould	[	]	[ ]**
Roger G. Ibbotson	[	]	[ ]**
Myron S. Scholes	[	]	[ ]**
Abbie J. Smith	[	]	[ ]**
Interested Directors:
David G. Booth	[	]	[ ]
Eduardo A. Repetto	[	]	[ ]

**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2009.

Name and Position	Aggregate Compensation from the Fund*			Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$	[	]	N/A	N/A	$	[	]
John P. Gould Director	$	[	]	N/A	N/A	$	[	]
Roger G. Ibbotson Director	$	[	]	N/A	N/A	$	[	]
Robert C. Merton** Director	$	[	]	N/A	N/A	$	[	]
Myron S. Scholes Director	$	[	]	N/A	N/A	$	[	]
Abbie J. Smith Director	$	[	]	N/A	N/A	$	[	]
Christopher S. Crossan Chief Compliance Officer	$	[	]	N/A	N/A		N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: $[ ] (Mr. Ibbotson); $[ ] (Mr. Scholes); and $[ ] (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.
**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004)

Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005)

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC. (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

[As of January 30, 2010 directors and officers as a group own less than 1% of the outstanding stock of each Portfolio.]

SERVICES TO THE FUND

Administrative Services

The Fund has entered into administration agreements with the Advisor, on behalf of each Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Underlying Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio are obligated to pay the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below:

Portfolio	Administration Fee
Global Equity Portfolio	0.27	%(a)
Global 60/40 Portfolio	0.25	%(a)
Global 25/75 Portfolio	0.22	%(a)

(a)	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Global Equity Portfolio, 60/40 Portfolio and the 25/75 Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver and Expense Assumption Agreement for the Portfolios will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Pursuant to the Fee Waiver and Expense Assumption Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has agreed to waive the administration fee each Portfolio pays to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by each Portfolio and management fees paid by each Portfolio’s Underlying Funds to the Advisor to 0.27% for the Global Equity Portfolio, to 0.25% for the Global 60/40 Portfolio and to 0.22% for the Global 25/75 Portfolio. The maximum amount waived under this waiver is the full amount of a Portfolio’s administration fee to the Advisor.

At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Institutional Class shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	FISCAL YEAR ENDED 2009 (000)		FISCAL PERIOD ENDED 2008 (000)		FISCAL YEAR ENDED 2007 (000)
Global Equity Portfolio	[	][1]	$3,346	[4]	$3,395	[7]
Global 60/40 Portfolio	[	][2]	$1,735	[5]	$1,627	[8]
Global 25/75 Portfolio	[	][3]	$289	[6]	$243	[9]

[1]	$[ ] [after waiver]

[2]	$ [ ] [after waiver]
[3]	$ [ ] [after waiver]
[4]	$ 282 after waiver
[5]	$ 276 after waiver
[6]	$ 61 after waiver
[7]	$ 548 after waiver
[8]	$ 347 after waiver
[9]	$ 64 after waiver

Administrative Services

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by PNC Global are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Portfolio’s and the Underlying Funds pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio or an Underlying Fund under the fee schedule are allocated to each such Portfolio or Underlying Fund based on the Portfolio’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee. The Portfolios are each subject to a monthly fee of $1,000. Each Domestic Equity Underlying Fund is subject to a monthly fee of $1,666. Each International Equity Underlying Fund, the DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio is subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

[PricewaterhouseCoopers LLP (“PwC”)] is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. The Advisor is paid no fee for the services it provides as investment advisor to each Portfolio. As shareholders of the Underlying Funds, the Portfolios pay their proportionate shares of the management fees paid to the Advisor by the Underlying Funds.

PORTFOLIO MANAGER

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios. As of October 31, 2009, Mr. Clark did not own any shares of the Portfolios.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers are given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark

•        [28] U.S. registered mutual funds with $[    ] million in total assets under management.

•        [7] unregistered pooled investment vehicles with $[    ] million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $[    ] million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•        [51] other accounts with $[    ] million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

•

Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.

CODE OF ETHICS

The Fund, the Advisor, DFA Australia Limited, and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Underlying Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Underlying Funds, and their shareholders with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Underlying Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

GLOBAL EQUITY PORTFOLIO

Charles Schwab & Co. Inc.* [1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%

GLOBAL 60/40 PORTFOLIO

Charles Schwab & Co. Inc.*[1]	[ ]%
National Financial Services LLC*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%
LPL[1]	[ ]%
Vista Del Mar Child & Family Services 3200 Motor Ave. Los Angeles, CA 90034	[ ]%

GLOBAL 25/75 PORTFOLIO

National Financial Services LLC*[1]	[ ]%
Charles Schwab & Co. Inc.*[1]	[ ]%
Ameritrade, Inc.*[1]	[ ]%

*	Owner of record only (omnibus).
[1]	See address for shareholder previously noted above in list.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Unless you are invested in a Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.

Different tax rules may apply because, for federal income tax purposes, certain Portfolios invest their assets in Master Funds organized as corporations for federal income tax purposes, other Portfolios invest their assets in Master Funds organized as partnerships for federal income tax purposes, the DFA Global Real Estate Securities Portfolio invests in Underlying Funds organization as corporations for federal income tax purposes, the International Small Company Portfolio invests in Underlying Funds organized as partnerships for federal income tax purposes, and the Allocation Portfolios invest in Underlying Funds organized as corporations for federal income tax purposes and Underlying Funds treated as partnerships for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios. The following Master Funds and Underlying Funds are classified as corporations: US Large Cap Value Series, Dimensional Emerging Markets Value Fund, DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio, US Core Equity 1 Portfolio, US Core Equity 2 Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio, International Core Equity Portfolio, DFA Five-Year Global Fixed Income Portfolio, DA Selectively Hedged Global Fixed Income Portfolio. The following Master Funds and Underlying Funds are classified as partnerships: US Large Company Series, DFA International Value Series, Japanese Small Company Series, Untied Kingdom Small

Company Series, Continental Small Company Series, Asia Pacific Small Company Series, Canadian Small Company Series, Emerging Markets Series, Emerging Markets Small Cap Series, DFA One-Year Fixed Income Series, and DFA Two-Year Global Fixed Income Series.

For investors in the DFA Short-Term Municipal Bond Portfolios, the following discussion should be read in conjunction with the discussion below under the subheading, “Additional Tax Information With Respect To DFA Short-Term Municipal Bond Portfolios.”

All references herein to the investment or trading activities of a Portfolio refers to the combined activities of the Portfolio and, where applicable, its corresponding Master Fund or Underlying Funds, unless the context otherwise requires.

Distributions of Net Investment Income

A Portfolio receives or derives income generally in the form of dividends and interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. Each Allocation Portfolio receives income generally in the form of dividends from those Underlying Funds classified as corporations and dividends and interest from those Underlying Funds classified as partnerships. The DFA Global Real Estate Securities Portfolio receives income generally in the form of dividends from those Underlying Funds classified as corporations. The International Small Company Portfolio receives income generally in the form of interest from those Underlying Funds classified as partnerships. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

A Portfolio (or a Feeder Portfolio’s corresponding Master Fund) may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. The Allocation Portfolios, the DFA Global Real Estate Securities Portfolio, and the International Small Company Portfolio, indirectly through their investment in the Underlying Funds, may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. The Feeder Portfolios, DFA Global Real Estate Securities Portfolio and Allocation Portfolios may also derive capital gains through their redemption of shares of their corresponding Master Funds or Underlying Funds classified as corporations. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in Foreign Securities

Certain of the Portfolios and the Underlying Funds (or, in the case of Feeder Portfolios, their corresponding Master Funds) may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio (or, in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership and in the case of a “fund of funds” whose corresponding Underlying Funds are organized as partnerships, more than 50% in value of the total assets of the Portfolio attributable from the Master Fund or Underlying Funds) are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Master Fund) or Underlying Fund. If this election is made, a Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. The other Portfolios that invest their assets in Master Funds organized as corporations will not be permitted to pass through a credit or deduction for their pro rata share of foreign withholding taxes paid by the Master Funds.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from a Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Because each Allocation Portfolio and the DFA Global Real Estate Securities Portfolio is organized as a “fund of funds” with some of the Underlying Funds being treated as corporations, it is unlikely that such Portfolios will qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Underlying Funds. If at the end of a fiscal year more than 50% of the total assets of an Allocation Portfolio or the DFA Global Real Estate Securities Portfolio is invested in foreign securities, the Portfolio may elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by a Portfolio (or, in the case of a Feeder Portfolio, its corresponding Master Fund) or Underlying Fund as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s (or Master Fund’s) or Underlying Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of a Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. Certain Portfolios (or, in the case of a Feeder Portfolio, its corresponding Master Fund) and Underlying Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio (or Master Fund) or Underlying Fund intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. In addition, if a Portfolio (or a Master Fund organized as a corporation or Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Master Fund) or Underlying Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Master Fund) or Underlying Fund in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements

To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of a Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Portfolio on or after January 1, 2012.

U.S. Government Securities

To the extent a Portfolio (or in the case of a Feeder Portfolio whose corresponding Master Fund is classified as a partnership, the Master Fund) or an Underlying Fund classified as a partnership invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio, the Feeder Portfolio’s corresponding Master Fund or an Underlying Fund. To the extent a Master Fund or Underlying Fund organized as a corporation invests in U.S. government obligations, dividends derived from interest on these obligations and paid to the corresponding Feeder Portfolio or Allocation Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s (or Master Fund’s) or Underlying Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Because the Fixed Income Portfolios’ income is derived primarily from interest rather than dividends, none of their distributions are expected to be qualified dividends eligible for taxation by individuals at long-term rates.

Both a Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) or an Underlying Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio (or Master Fund) or Underlying Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolios with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) or an Underlying Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio (or Master Fund) or Underlying Fund if the Portfolio (or Master Fund) was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers are not expected to qualify for the corporate dividends-received deduction. Because the income of each International Equity Portfolio is derived primarily from foreign issuers and the income of each Fixed Income Portfolio is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) or an Underlying Fund were debt-financed or held by the Portfolio (or Master Fund) for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

A Portfolio, Master Fund or Underlying Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio, Master Fund or Underlying Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, Master Fund or Underlying Fund, defer the Portfolio’s, Master Fund’s, or Underlying Fund’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s, Master Fund’s, or Underlying Fund’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you. With respect to the Feeder Portfolios, the following discussion applies to the Master Funds in which the Feeder Portfolios invest all their assets. With respect to the Allocation Portfolios, the DFA Global Real Estate Securities Portfolio, and the International Small Company Portfolio, the following discussion applies to the Underlying Funds in which the Portfolios invest.

Derivatives. Certain Portfolios are permitted to invest in certain options, futures and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities lending. A Portfolio’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Short sales. A Portfolio’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Securities purchased at a discount. Certain Portfolios are permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (“PIK”) bonds that could require them to accrue and distribute income not yet received. If a Portfolio invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Investment in taxable mortgage pooling vehicles (excess inclusion income). Certain Portfolios (or Master Funds) or Underlying Funds may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Portfolio’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a Portfolio, then the Master Fund (or Underlying Funds) and the Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Portfolios do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income.

The Portfolios are awaiting further guidance from the IRS on how these rules are to be implemented. These rules are potentially applicable to any Portfolio that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. It is unlikely that these rules will apply to a Portfolio with a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of a Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Portfolio (or Master Fund) or Underlying Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s (or Master Fund’s) qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities are not subject to U.S. withholding tax.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. The DFA Real Estate Securities Portfolio and the DFA Global Real Estate Portfolio will and certain other Portfolios (or Master Funds) and Underlying Funds may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which a Portfolio, Master Fund or Underlying Fund invests may trigger special tax consequences to a Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends with respect to a Portfolio’s taxable years beginning before January 1, 2010 (sunset date), except that after this date, a Portfolio’s distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity.

FIRPTA “wash sale” rule. If a non-U.S. shareholder of the Portfolio disposes of their Portfolio shares during the 30- day period preceding a Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest by a U.S.-REIT in which the Portfolio invests, acquires an identical stock interest during the 61 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on sale of Portfolio shares as FIRPTA gain. In addition, a sale or redemption of Portfolio shares will be FIRPTA gain only if –

•	As a non-U.S. shareholder, you own more than 5% of a class of shares in the Portfolio; and

•	More than 50% of the Portfolio’s assets consist of:

•	more-than 5% interests in publicly traded companies that are United States Real Property Holding Corporations (USRPHC),

•	interests in non-publicly traded companies that are USRPHCs, and

•	interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Portfolio owns more than 5%.

In the unlikely event a sale of Portfolio shares results in FIRPTA gain, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

Additional Tax Information With Respect To DFA Short-Term Municipal Bond Portfolios

Exempt-interest dividends. By meeting certain requirements of the Code, each of the Short-Term Municipal Bond Portfolios qualifies to pay exempt-interest dividends to its shareholders. These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders. Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax. See the discussion below under the heading, “Alternative Minimum Tax.”

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states. The right of a state to exempt from taxation interest on its own state and local obligations while taxing the interest on out-of-state municipal securities was affirmed by the U.S. Supreme Court in Kentucky v. Davis, decided May 19, 2008. However, the Supreme Court declined to address whether the in-state exemption for private activity bonds violates the Commerce Clause of the U.S. Constitution, leaving for future courts to consider any claim that differential treatment of interest on out-of-state private-activity bonds should be evaluated differently from the treatment of municipal bond interest generally.

Taxable income dividends. The Short-Term Municipal Bond Portfolios may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gains and gain or loss on sale or exchange of your portfolio shares; redemption at a loss within six months of purchase. The Short-Term Municipal Bond Portfolios may realize capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. If you are a taxable investor, when you sell your shares in a Portfolio, you may realize a capital gain or loss, which is subject to federal income tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Information On The Amount and Tax Character of Distributions. The Short-Term Municipal Bond Portfolios will inform you of the amount of your exempt-interest dividends, taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion, if any, of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned by the Portfolio during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December but paid in January are taxed to you as if made in December.

Qualified dividend income. Because the Short-Term Municipal Bond Portfolios’ income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

Dividends-received deduction for corporations. Because the Short-Term Municipal Bond Portfolios’ income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative minimum tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or persons related to such users) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Short-Term Municipal Bond Portfolio or the DFA California Short-Term Municipal Bond Portfolio. The Short-Term Municipal Bond Portfolios do not currently intend to invest their assets in securities whose interest is subject to the federal alternative minimum tax.

Treatment of interest on debt incurred to hold portfolio shares. Interest on debt you incur to buy or hold shares of the Short-Term Municipal Bond Portfolios may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Portfolio even though not directly traceable to the purchase of such shares.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Short-Term Municipal Bond Portfolios distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued. In such a case, the Portfolio may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Board of Directors of DIG has delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios and Underlying Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios and Underlying Funds and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio and which seeks to maximize the value of that Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolios; and provides reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the industry allocations of the Portfolio. Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s, trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

As of January 31, 2010, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Portfolios	Business Purpose	Frequency
PFPC Trust Company	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Independent registered public accounting firm	Upon request

Citibank North American, Inc.	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Middle office operational support service provider to the Advisor	Daily

Victorian Fund Management Corporation	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Monitoring investor exposure and investment strategy	Upon request

Northern Trust Company	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Monitoring investor exposure and investment strategy	Upon request

Consulting Services Group LLC	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Monitoring investor exposure and investment strategy	Upon request

Evaluation Associates LLC	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Monitoring investor exposure and investment strategy	Quarterly

Segal Advisors, Inc.	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Global Equity Portfolio, Global 25/75 Portfolio and Global 60/40 Portfolio	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

[PricewaterhouseCoopers LLP], Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2009, as set forth in the Fund’s annual reports to shareholders, including the report of [PricewaterhouseCoopers LLP], are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

A-1

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

A-2

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

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•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

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Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

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•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

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Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans— Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the

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surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio.

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

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•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

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•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

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ISS Governance Services

Concise Summary of 2009

Non-U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

A-14

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

A-15

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

A-16

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, ISS will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, ISS will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

A-17

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit

A-18

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Dimensional Investment Group Inc.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Company Institutional Index Portfolio (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund,” or “DIG”), dated February 28, 2010, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Portfolio’s Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the Portfolio and The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) through the Portfolio’s investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Portfolio and the Master Fund, and provides administrative services to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if the Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on the Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

During the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Master Fund paid total brokerage commissions of $[            ], $105,549 and $50,729, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to obtaining best price and execution, transactions of the Master Fund, may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

During the fiscal year ended October 31, 2009, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund, of $[            ] with respect to securities transactions valued at $[            ].

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Fund may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended October 31, 2009, as well as the value of such securities held by the Master Fund as of October 31, 2009.

	Broker or Dealer		Value of Securities
The U.S. Large Company Series	[	]	$	[	]

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolio will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(8)	sell securities short; or

2

(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (5) and (7) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Fund.

With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.

Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such

3

circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, the Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that the Master Fund may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

The Master Fund engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, in short-term fixed income obligations; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. With respect to fixed income instruments, except in connection with corporate actions, the Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [    ] Audit Committee meetings for the Fund held during the fiscal year ended October 31, 2009.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were [    ] Nominating Committee meetings for the Fund held during the fiscal year ended October 31, 2009. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying

4

Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolio, and reviews the performance of the Fund’s service providers. There were [    ] Performance Committee meetings for the Fund held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	89 portfolios in 4 investment companies	None

John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	89 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	89 portfolios in 4 investment companies	None

5

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: 67	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	89 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	Director	Since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	89 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 62	Chairman, Director, President and Chief Executive Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	89 portfolios in 4 investment companies	None

6

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFA Investment Dimensions Group Inc., DIG, The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	[	]	[	]
John P. Gould	[	]	[	]
Roger G. Ibbotson	[	]	[	]
Myron S. Scholes	[	]	[	]
Abbie J. Smith	[	]	[	]
Interested Directors:	[	]	[	]
David G. Booth	[	]	[	]
Eduardo A. Repetto	[	]	[	]

**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

7

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2009.

Name and Position	Aggregate Compensation from the Fund			Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$	[	]	N/A	N/A	$	[	]
John P. Gould Director	$	[	]	N/A	N/A	$	[	]
Roger G. Ibbotson Director	$	[	]	N/A	N/A	$	[	]
Robert C. Merton** Director	$	[	]	N/A	N/A	$	[	]
Myron S. Scholes Director	$	[	]	N/A	N/A	$	[	]
Abbie J. Smith Director	$	[	]	N/A	N/A	$	[	]
Christopher S. Crossan Chief Compliance Officer	$	[	]	N/A	N/A		N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: $[ ] (Mr. Ibbotson); $[ ] (Mr. Scholes); and $[ ] (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004).

8

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005).

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

9

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

10

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

11

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 30, 2010, directors and officers as a group owned less than 1% of the Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of 0.05% of the average daily net assets of the Portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and

12

indirect expenses to exceed 0.10% if its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee DFA: March 1, 2010 to March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the fiscal year ended October, 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008 and the fiscal year ended November 30, 2007, before any waiver of fees by the Advisor, the Portfolio’s administrative fees owed to the Advisor were [            ], $429,000, and $478,000 respectively. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008 and the fiscal year ended November 30, 2007, after the waiver of fees by the Advisor, the Portfolio paid administrative fees to the Advisor of [            ], $345,000, and $394,000 respectively.

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PNC Global are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Master Fund pays PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. The Master Fund is also subject to a monthly base fee of $[1,666]. The Portfolio is subject to a monthly fee of [$1,000]. The Portfolio also pays separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as a custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and the Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and the Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and the Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

13

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Master Fund paid advisory fees of [            ], $981,000, and $1,201,000, respectively. The Master Fund has more than one Feeder Portfolio and/or direct investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund in which the Portfolio invests, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Investments in the Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of his immediate family) in the Portfolio contained in this SAI that he manages as of October 31, 2009 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Stephen A. Clark	U.S. Large Company Institutional Index Portfolio[1]	[	]

[1]

Stephen A. Clark does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $1 - $10,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined at the discretion of Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

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In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests substantially all of its assets, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark

•        [    ] U.S. registered mutual funds with [$______] million in total assets under management.

•        [    ] unregistered pooled investment vehicles with [$_____] million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of [$____] million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•        [    ] other accounts with [$_____] million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invests substantially all of its assets), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

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Time Management. The management of the Master Fund and Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Master Fund and Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Fund.

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Investment Opportunities. It is possible that at times identical securities will be held by the Master Fund and other Accounts. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Master Fund or other Accounts, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Master Fund and all eligible Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across the Master Fund and multiple Accounts.

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Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

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Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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Investment in an Account. A portfolio manager or his relatives may invest in an Account that he manages and a conflict may arise where he may therefore have an incentive to treat the Account in which the portfolio manager or his relatives invests preferentially as compared to other Accounts for which he has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with identical, non-cumulative voting, dividend, redemption, liquidation, and other rights and preferences. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive

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no voting instructions in accordance with their best judgment. If a majority shareholder of the Master Fund declares bankruptcy, a majority interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or it will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

Charles Schwab & Company, Inc.*	[	]%
101 Montgomery Street
San Francisco, CA 94104

National Financial Services Inc.*	[	]%
200 Liberty Street
One World Financial Center
New York, NY 10281

*	Owner of record only (omnibus).

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

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REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Advisor who will transmit the request to the Fund’s Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.

The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund that is taxable as partnership for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distributions of Net Investment Income

The Portfolio receives or derives income generally in the form of its share of dividends and interest earned by the Master Fund. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

The Portfolio, through its investment in the Master Fund, may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

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Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to distribute the Portfolio’s net long-term capital gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Portfolio would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If the Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of the Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, the Portfolio must meet certain specific requirements, including:

(i) The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements

To avoid a 4% federal excise tax, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

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Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, the Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Portfolio on or after January 1, 2012.

U.S. Government Securities

To the extent the Portfolio, through its investment in the Master Fund, invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Deductibility of Losses

Losses incurred on the sale of securities by the Portfolio (or, the Portfolio’s corresponding Master Fund) to another Portfolio or Master Fund will be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. If the selling and purchasing funds are both Master Funds (i.e., both partnerships) or a Master Fund and a Portfolio (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Portfolio out of dividends earned on the Portfolio’s investment in stocks of domestic corporations and qualified foreign corporations.

Both the Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on

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your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolio with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Master Fund if the Master Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Master Fund were debt-financed or held by the Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

The Portfolio, through its investment in the Master Fund, may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Portfolio or the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, or defer the Portfolio’s or the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income, and, in turn, of the income distributed to you. The following discussion applies to the Portfolio through its investment in the Master Fund in which the Portfolio invests all of its assets.

Derivatives. The Master Fund is permitted to invest in certain options, futures and foreign currency contracts. If the Master Fund makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Portfolio also would be required to mark-to-market its pro rata share of the Master Fund’s contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts) and to realize and distribute any resulting income and gains.

Securities lending. The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

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Tax straddles. The Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause the Master Fund to hold offsetting positions in securities. If the Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Investment in taxable mortgage pooling vehicles (excess inclusion income). The Master Fund may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Master Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income will be allocated to the Portfolio and, in turn, to the Portfolio’s shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in the Portfolio, then the Master Fund and Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Master Fund does not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that the Portfolio will not allocate to shareholders excess inclusion income.

The Portfolio is awaiting further guidance from the IRS on how the rules concerning excess inclusion income are to be implemented. These rules are potentially applicable to the Portfolio insofar as it receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. Shareholders should talk to their tax advisors about the potential tax consequences of the Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. The Master Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Master Fund, it could affect the timing or character of income recognized by the Master Fund, requiring the Master Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply on behalf of the Portfolio with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

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The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, and with respect to taxable years of the Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by the Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of the Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by the Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of the Portfolio beginning before January 1, 2010 (sunset date), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio or Master Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate by the Portfolio of its pro rata share of the Master Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

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Investment in U.S. real property. The Master Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the Master Fund invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends with respect to the Portfolio’s taxable years beginning before January 1, 2010 (sunset date), except that after this date, the Portfolio’s distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity. Because the Portfolio, through the Master Fund, expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

FIRPTA “wash sale” rule. If a non-U.S. shareholder of the Portfolio disposes of their Portfolio shares during the 30-day period preceding a Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest by a U.S.-REIT in which the Portfolio invests, acquires an identical stock interest during the 61 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held

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directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

This discussion of “Taxation of the Portfolio” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in

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accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Fund, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Fund. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio and Master Fund; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how the Master Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (together, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio and Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

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Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio and Master Fund generally disclose up to twenty-five of the Master Fund’s largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Fund’s industry allocations. The Portfolio and Master Fund generally discloses the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to Recipients under the Nondisclosure Agreement is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for the Portfolio more frequently or at a period other than as described above.

As of January 31, 2010, the Advisor and the Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
PFPC Trust Company	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request

Citibank North American, Inc.	Middle office operational support service provider to the Advisor	Daily

Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Monitoring investor exposure and investment strategy	Upon request

Consulting Services Group LLC	Monitoring investor exposure and investment strategy	Upon request

Evaluation Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	Vendor to Advisor providing portfolio analytics	Quarterly

Victorian Fund Management Corporation	Monitoring investor exposure and investment strategy	Upon request

Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

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Recipient	Business Purpose	Frequency
Segal Advisors, Inc.	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

Cuprum AFP	Monitoring investor exposure and investment strategy	Quarterly

Finance-Doc	Monitoring investor exposure and investment strategy	Quarterly

Marquette Associates, Inc.	Monitoring investor exposure and investment strategy	Upon Request

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Master Fund, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

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The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended October 31, 2009, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the Trust’s fiscal year ended October 31, 2009, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

A-1

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

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The company maintains the following counterbalancing features:

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Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

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•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

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•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

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•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

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•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

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•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

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Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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Dimensional Investment Group Inc.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

Dimensional Investment Group Inc. (“DIG” or the “Fund”) is an open-end management investment company that offers [fifteen] series of shares. This statement of additional information (”SAI”) relates to two series of the Fund (individually, a “Portfolio” and collectively, the “Portfolios”):

U.S. Large Cap Value Portfolio II

DFA International Value Portfolio II

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated February 28, 2010, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

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PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Cap Value Series (the “U.S. Series”) and the DFA International Value Series (the “International Series”) (collectively, the “Master Funds”) of The DFA Investment Trust Company (the “Trust”) and the Portfolios through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Portfolios and Master Funds and provides administrative services to the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structure of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in each Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

The U.S. Series has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if the Series changes its 80% investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Series. For more information on the U.S. Series’ specific 80% policy, see the “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus for the U.S. Large Cap Value Portfolio II.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Funds during the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008 and the fiscal year ended November 30, 2007.

	2009			2008	2007
U.S. Series	$	[_______	]	$1,904,981	$1,273,333
International Series	$	[_______	]	$1,078,752	$1,982,470

The substantial increases or decreases in the amount of brokerage commissions paid by the U.S. Series and International Series from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Funds.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner that would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that the brokers’ trading has on the market prices of the securities in which the Master Fund invests. The Advisor also checks the rates of commissions being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

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Subject to obtaining best price and execution, transactions of the Master Funds may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds.

During the fiscal year ended October 31, 2009, the Master Funds paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions			Brokerage Commissions
U.S. Series	$	[_______	]	$	[_______	]
International Series	$	[_______	]	$	[_______	]

A Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of its Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Funds in which the Portfolio invests, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Funds during the fiscal year ended October 31, 2009, as well as the value of such securities held by the Master Funds as of October 31, 2009.

	Broker or Dealer		Value of Securities
U.S. Series	[________	]	[$	_______	]
International Series	[________	]	[$	_______	]

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INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(8)	sell securities short; or

(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (5) and (7) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as a Portfolio will only hold shares of its corresponding Master Fund, the Portfolios do not intend to lend those shares.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of such Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

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FUTURES CONTRACTS

The Master Funds may each enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of a Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Master Fund expects to earn income on its margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that a Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that a Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Master Fund may use by entering into futures transactions.

FORWARD FOREIGN CURRENCY TRANSACTIONS

The International Series may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The International Series will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

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The International Series may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the International Series may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

CASH MANAGEMENT PRACTICES

The Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Master Funds may invest cash in short-term repurchase agreements. In addition, the Master Funds may invest a portion of their assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. The 20% guideline is not an absolute limitation but the Master Funds do not expect to exceed this guideline under normal circumstances. With respect to fixed income instruments, except in connection with corporate actions, a Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [    ] Audit Committee meetings for the Fund held during the fiscal year ended October 31, 2009.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were [    ] Nominating Committee meetings for the Fund during the fiscal year ended October 31, 2009. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Funds at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund

6

Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolio, and reviews the performance of the Fund’s service providers. There were [    ] Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	89 portfolios in 4 investment companies	None

John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	89 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	89 portfolios in 4 investment companies	None

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: 67	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	89 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	Director	Since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	89 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 62	Chairman, Director, President and Chief Executive Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	89 portfolios in 4 investment companies	None

Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFA Investment Dimensions Group Inc., DIG, The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc. (“DFAIDG”); The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
John P. Gould	None	None Directly; Over $100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	$10,001-$50,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Directors:
David G. Booth	None	Over $100,000
Eduardo A. Repetto	None	Over $100,000

**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2009.

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	[$____]	N/A	N/A	[$____]
John P. Gould Director	[$____]	N/A	N/A	[$____]
Roger G. Ibbotson Director	[$____]	N/A	N/A	[$____]
Robert C. Merton** Director	[$____]	N/A	N/A	[$____]
Myron S. Scholes Director	[$____]	N/A	N/A	[$____]
Abbie J. Smith Director	[$____]	N/A	N/A	[$____]
Christopher S. Crossan Chief Compliance Officer	[$____]	N/A	N/A	N/A

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†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: [$            (Mr. Ibbotson), $            (Mr. Scholes) and $            (Ms. Smith)]. A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004).

Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005)

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 30, 2010, directors and officers as a group owned less than 1% of each Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by each Portfolio to the Advisor for administrative services is 0.01% of the Portfolio’s average daily net assets. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008 and the fiscal year ended November 30, 2007 the Advisor was paid administrative fees of [$            ], $20,000, and $54,000, respectively, by the U.S. Portfolio, and [$            ], $30,000 and $74,000, respectively, by the International Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PNC Global are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Master Funds pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

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The fees charged to the Master Funds under the fee schedule are allocated to the Master Funds based on each Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. The U.S. Series is also subject to a monthly base fee of $1,666 and the International Series is subject to a monthly base fee of $2,083. The Portfolios are subject to a monthly fee of $1,000. The Portfolios also pay separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolios. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in a Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in a Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and the Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Series. The custodians maintain a separate account or accounts for the Portfolios and Master Funds; receive, hold and release portfolio securities on account of the Portfolios and Master Funds; make receipts and disbursements of money on behalf of the Portfolios and Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and Master Funds’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. Pwc’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and Officer of the Fund. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008 and the fiscal year ended November 30, 2007 the Master Funds paid advisory fees as set forth in the following table.

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	2009			2008	2007
U.S. Series*	$	[________	]	$8,436,000	$10,188,000
International Series**	$	[________	]	$14,643,000	$18,039,000

*	The dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.
**	The International Series has more than one Feeder Portfolio and/or direct investor; the dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Funds and Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Funds and Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios and Master Funds indicated.

U.S. Series and U.S. Portfolio	Stephen A. Clark
International Series and Interantional Portfolio	Karen E. Umland

Investments in the Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2009 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Stephen A. Clark	U.S. Large Cap Value Portfolio II1	None
Karen E. Umland	DFA International Value Portfolio II2	None

[1]

Stephen A. Clark does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $0 - $10,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

[2]

Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001-$100,000) that invests substantially all of its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

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Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio managers have the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark

•     [ ____ ] U.S. registered mutual funds with [$____ ] million in total assets under management.

•     [ ____ ] unregistered pooled investment vehicles with [$____ ] million in total assets under management. Out of these unregistered pooled investment vehicles, [ ___ ] client with an investment of [$____ ] million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•     [ ____ ] other accounts with [$____ ] million in total assets under management.

Karen E. Umland

•     [ ____ ] U.S. registered mutual funds with [$_____ ] million in total assets under management.

•     [ ____ ] unregistered pooled investment vehicles with [$____] million in total assets under management.

•     [ ____ ] other accounts with [$____ ] million in total assets under management, of which [ ___ ] account with [$____ ] million in assets may be subject to a performance fee.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Funds in which the Portfolios in this SAI invest), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Master Funds and Accounts.

17

•

Broker Selection. With respect to securities transactions for the Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October  27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non—assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non—cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special

18

meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution. [International Portfolio: Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.]

PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

U.S. PORTFOLIO

Mac & Co FBO Bellsouth 401(k) Plan*	[_____	%]
Mutual Fund Ops-P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15230-3198
National Financial Services LLC*	[_____	%]
200 Liberty Street
One World Financial Center
New York, NY 10281

INTERNATIONAL PORTFOLIO

Mac & Co FBO Bellsouth 401(k) Plan*[1]	[_____	%]
National Financial Services LLC*[1]	[_____	%]

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

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The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolios.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Unless you are invested in a Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.

The tax consequences described below may be affected by special rules because each Portfolio invests substantially all of its assets in its corresponding Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of a Portfolio.

Distributions of Net Investment Income

A Portfolio receives or derives income generally in the form of its share of dividends earned by its corresponding Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

A Portfolio, through its investment in its corresponding Master Fund, may realize a capital gain or loss in connection with sales or other dispositions of portfolio securities. A Portfolio may also derive capital gains through its redemption of shares in its corresponding Master Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

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Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholder’s. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Investment in Foreign Securities

In general. The International Series may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the International Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the International Portfolio’s total assets at the end of a fiscal year are invested in securities of foreign corporations (through its investment in the International Series), the International Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the International Portfolio. If this election is made, the International Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The International Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the International Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by the International Series in which the International Portfolio invests. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the International Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the International Portfolio’s ordinary income distributions to you, and may cause some or all of the International Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. The International Series in which the International Portfolio invests may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the International Series intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income which is allocated to the International Series’ shareholders, even though the International Series has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when allocated by the International Series to the International Portfolio and, in turn, distributed to you by the International Portfolio. In addition, if the International Series is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the International Series’ shareholders may be subject to U.S. federal income tax (the effect of which might be mitigated by the International Series making a mark-to-market election in a

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year prior to the sale) on their allocable portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the International Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the International Series’ shareholders in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could, in turn, reduce the International Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed at the highest corporate tax rate on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements

To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of a Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Portfolio on or after January 1, 2012.

U.S. Government Obligations

To the extent the corresponding Master Fund of the U.S. Portfolio and International Portfolio invests in certain U.S. government obligations, dividends received by such Portfolios from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation. In general, interest on certain U.S. government obligations is exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by a regulated investment company. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Deductibility of Losses

Losses incurred on the sale of securities by one Portfolio (or, a Portfolio’s corresponding Master Fund) to another Portfolio or Master Fund will be disallowed if, as of the date of sale, five or fewer persons own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing funds. Various attribution rules apply in testing the ownership of a fund for purposes of the foregoing loss disallowance rules. [FROM INTERNATIONAL PORTFOLIO: Losses incurred on the sale of securities by the Portfolio (or corresponding Master Fund) to another Portfolio or Master Fund will be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. If the selling and purchasing funds are both Master Funds (i.e., both partnerships) or a Master Fund and a Portfolio (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Feeder Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.]

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Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on a Master Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before a Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Portfolio with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio’s corresponding Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Master Fund if the Master Fund was a regular corporation. Because the International Series invests primarily in securities of foreign issuers, none or only a small amount of the International Series’ and, in turn, the International Portfolio’s dividends are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Master Fund were debt-financed or held by the Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

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Investment in Complex Securities

The Portfolios, through their investment in their corresponding Master Fund, may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or the Master Fund, and defer the Portfolio’s or the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. The Master Funds are permitted to invest in certain options, futures and foreign currency contracts. If a Master Fund makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Master Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities lending. A Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Short sales. A Master Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause the Master Fund to hold offsetting positions in securities. If a Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, a Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. [applicable only to the International Portfolio] Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Investment in taxable mortgage pooling vehicles (excess inclusion income). The U.S. Series may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the U.S. Series’ income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income will be allocated to the U.S. Portfolio and, in turn, to the U.S. Portfolio’s shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a

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“disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in the U.S. Portfolio, then the U.S. Series and the U.S. Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the U.S. Series does not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that the U.S. Portfolio will not allocate to shareholders excess inclusion income.

The U.S. Portfolio is awaiting further guidance from the IRS on how the rules concerning excess inclusion income are to be implemented. These rules are potentially applicable to the U.S. Portfolio insofar as it receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. Shareholders should talk to their tax advisors about the potential tax consequences of the U.S. Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. The Master Funds may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Master Fund, it could affect the timing or character of income recognized by the Master Fund, and, in turn, the corresponding Portfolio, requiring the Master Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by the Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of the Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by the Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

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Interest-related dividends. With respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), dividends designated by the Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Master Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on its corresponding Master Fund’s portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. The U.S. Series may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the U.S. Series invests may trigger special tax consequences to the U.S. Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the U.S. Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

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These rules apply to dividends with respect to the U.S. Portfolio’s taxable years beginning before January 1, 2010 (sunset date), except that after this date, the U.S. Portfolio’s distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the U.S. Portfolio would otherwise be classified as a qualified investment entity. Because the U.S. Portfolio, through its investment in the U.S. Series, expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the U.S. Portfolio expects that neither gain on the sale or redemption of U.S. Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

FIRPTA “wash sale” rule. If a non-U.S. shareholder of the U.S. Portfolio disposes of their Portfolio shares during the 30-day period preceding a Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest by a U.S.-REIT in which the U.S. Portfolio invests, acquires an identical stock interest during the 61 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These Rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

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Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

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The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio or Master Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (together, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

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Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and its corresponding Master Fund generally disclose up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public Web site, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Funds’ industry allocations. Each Portfolio and its corresponding Master Fund generally disclose the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

As of January 31, 2010, the Advisor and the Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds	Business Purpose	Frequency
Cambridge Associates Limited	International Series	Monitoring investor exposure and investment strategy	Monthly

Marquette Associates, Inc.	Master Funds	Monitoring investor exposure and investment strategy	Upon request

Minnesota Mutual Life Insurance	Master Funds	Monitoring investor exposure and investment strategy	Upon request

Steward Capital Management	Master Funds	Monitoring investor exposure and investment strategy	Upon request

Stratford Advisory Group	International Series	Monitoring investor exposure and investment strategy	Monthly

U.S. Institutional Investment Consultants	International Series	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds	Business Purpose	Frequency
Watershed Investment Consultants	International Series	Monitoring investor exposure and investment strategy	Quarterly

PFPC Trust Company	Master Funds	Fund Custodian	Daily

Citibank, N.A.	International Series	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Upon request

PricewaterhouseCoopers LLP	Master Funds	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Pricing Service Vendor	International Series	Fair value information services	Daily

Citibank North American, Inc.	Master Funds	Middle office operational support service provider to the Advisor	Daily

Victorian Fund Management Corporation	Master Funds	Monitoring investor exposure and investment strategy	Upon request

Northern Trust Company	Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	U Master Funds	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	U.S. Series	Monitoring investor exposure and investment strategy	Monthly

Colonial Consulting Co.	U.S. Series	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	International Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	U.S. Series	Vendor to Advisor providing portfolio analytics	Quarterly

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Recipient	Master Funds	Business Purpose	Frequency
Madison Portfolio Consultants	Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Mercer Investment Consulting, Inc.	International Series	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	Master Funds	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	U.S. Series	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	U.S. Series	Monitoring investor exposure and investment strategy	Quarterly

Wilshire Associates	International Series	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	Master Funds	Monitoring investor exposure and investment strategy	Monthly

Segal Advisors, Inc.	Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Tamarac (Savant)	U.S. Series	Monitoring investor exposure and investment strategy	Monthly

Edelman Financial	Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Cuprum AFP	International Series	Monitoring investor exposure and investment strategy	Quarterly

Finance-Doc	Master Funds	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Master Funds, the Advisor or any other party receives any compensation in connection with these arrangements.

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The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

[PricewaterhouseCoopers LLP (“PwC”)], Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. [PwC] audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended October 31, 2009, as set forth in the Fund’s annual report to shareholders, including the report of [PwC], are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended October 31, 2009, as set forth in the Trust’s annual report to shareholders, including the report of [PwC], are incorporated by reference into this SAI.

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A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

ISS Governance Services

Concise Summary of 2009

Non-U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, ISS will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, ISS will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Dimensional Investment Group Inc.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (individually, a “Portfolio” and collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated February 28, 2010, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the Portfolios and the DFA International Value Series (the “International Value Series”), The U.S. Large Cap Value Series (the “Large Cap Value Series”) and The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) (collectively, the “Master Funds”) of The DFA Investment Trust Company (the “Trust”) through the Portfolios’ investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each Portfolio and each Master Fund, and provides administrative services to the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio and Master Fund is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

Each of the Portfolios (except DFA International Value Portfolio III) has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Master Funds during the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007.

BROKERAGE COMMISSIONS

FISCAL YEAR ENDED OCTOBER 31, 2009, FISCAL PERIOD

ENDED OCTOBER 31, 2008, AND FISCAL YEAR ENDED NOVEMBER 30, 2007

	2009			2008	2007
International Value Series	$	[_______	]	$1,078,752	$1,982,470
Large Cap Value Series	$	[_______	]	$1,904,981	$1,273,333
Tax-Managed U.S. Marketwide Value Series	$	[_______	]	$2,194,755	$1,762,515

The substantial increases or decreases in the amount of brokerage commissions paid by the International Value Series and the Large Cap Value Series from year to year indicated in the foregoing table resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by those Master Funds.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the

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performance of brokers which effect transactions for the Master Funds to determine the effect that the brokers’ trading has on the market prices of the securities in which the Master Funds invest. The Advisor also checks the rates of commissions being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to obtaining best price and execution, transactions of the Master Funds may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Large Cap Value Series and each Tax-Managed Value Series may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds.

During fiscal year ended October 31, 2009, the Master Funds paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions			Brokerage Commissions
International Value Series	$	[_______	]	$	[_______	]
Large Cap Value Series	$	[_______	]	$	[_______	]
Tax-Managed U.S. Marketwide Value Series	$	[_______	]	$	[_______	]

The Portfolios will not incur any brokerage costs in connection with its purchase or redemption of shares of its Master Fund, except if a Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Funds in which the Portfolios invest may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund in which the Portfolios invest, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended October 31, 2009, as well as the value of such securities held by the Master Fund as of October 31, 2009.

Master Fund/Portfolio	Broker or Dealer		Value of Securities
DFA International Value Series	[	]	$	[________	]
DFA International Value Series	[	]	$	[________	]
DFA International Value Series	[	]	$	[________	]
DFA International Value Series	[	]	$	[________	]
U.S. Large Cap Value Series	[	]	$	[________	]

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INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(8)	sell securities short; or

(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (5) and (7) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as a Portfolio will only hold shares of its corresponding Master Fund, the Portfolios do not intend to lend those shares.

4

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of such Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of a Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Master Fund expects to earn income on its margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that a Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that a Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Master Fund may use by entering into futures transactions.

5

FORWARD FOREIGN CURRENCY TRANSACTIONS

The International Value Series may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The International Value Series will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The International Value Series may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the International Value Series may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

CASH MANAGEMENT PRACTICES

The Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. All the Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Series	Permissible Cash Investment*	Percentage Guidelines**
International Value Series	Fixed income obligations such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

Large Cap Value Series	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

Tax-Managed Value Series	High quality, highly liquid fixed income securities such as money market instruments; shares of unaffiliated money market funds; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

6

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Master Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Fund do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

The International Value Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the International Value Series upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the International Value Series with opportunities which are consistent with its investment objective and policies.

EXCHANGE TRADED FUNDS

The Tax-Managed Value Series may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Tax-Managed Value Series invests in an ETF, shareholders of the Tax-Managed U.S. Marketwide Value Portfolio II bear their proportionate share of the underlying ETF’s fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and

7

practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [            ] Audit Committee meetings for the Fund held during the fiscal year ended October 31, 2009.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were [            ] Nominating Committee meetings for the Fund held during the fiscal year ended October 31, 2009. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Funds at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould, and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were [            ] Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	89 portfolios in 4 investment companies	None

8

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	89 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	89 portfolios in 4 investment companies	None

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: 67	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	89 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	Director	Since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	89 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

9

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 62	Chairman, Director, President and Chief Executive Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	89 portfolios in 4 investment companies	None

Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFA Investment Dimensions Group Inc., DIG, The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc. (“DFAIDG”); The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	[	]	[	]
John P. Gould	[	]	[	]
Roger G. Ibbotson	[	]	[	]
Myron S. Scholes	[	]	[	]
Abbie J. Smith	[	]	[	]
Interested Directors:
David G. Booth	None		[	]
Eduardo A. Repetto	None		[	]

**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

10

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2009.

Name and Position	Aggregate Compensation from the Fund			Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$	[________	]	N/A	N/A	$	[________	]
John P. Gould Director	$	[________	]	N/A	N/A	$	[________	]
Roger G. Ibbotson Director	$	[________	]	N/A	N/A	$	[________	]
Robert C. Merton** Director	$	[________	]	N/A	N/A	$	[________	]
Myron S. Scholes Director	$	[________	]	N/A	N/A	$	[________	]
Abbie J. Smith Director	$	[________	]	N/A	N/A	$	[________	]
Christopher S. Crossan Chief Compliance Officer	$	[________	]	N/A	N/A		N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: $[160,000] (Mr. Ibbotson), $[150,000] (Mr. Scholes) and $[150,000] (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.
**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund. (collectively, the “DFA Entities”).

11

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004)

Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005)

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

12

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

13

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

14

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

15

As of January 30, 2010, directors and officers as a group owned less than 1% of the each Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolios each pay the Advisor a monthly fee equal to one-twelfth of 0.01% of their respective average net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007 the Advisor was paid administrative fees of [    ], $96,000, and $113,000, respectively, by the DFA International Value Portfolio III, and [            ], $150,000, and $172,000, respectively, by the U.S. Large Cap Value Portfolio III.

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PNC Global are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Master Funds pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Funds under the fee schedule are allocated to the Master Funds based on each Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. Each Master Fund is also subject to a monthly base fee. The International Value Series pays a monthly base fee of $[2,083] and the Large Cap Value Series and Tax-Managed Value Series each pay a monthly base fee of $[1,666]. Each Portfolio is subject to a monthly fee of $[1,000]. The Portfolios also pay separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

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Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Master Funds paid advisory fees as set forth in the following table.

	2009			2008	2007
International Value Series*	$	[________	]	$14,643,000	$18,039,000
Large Cap Value Series*	$	[________	]	$8,436,000	$10,188,000
Tax-Managed U.S. Marketwide Value Series*	$	[________	]	$6,098,000	$7,949,000

*	Each of these Master Funds has more than one feeder portfolio; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Funds in which the Portfolios invest, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the Master Funds indicated.

Large Cap Value Series and Tax-Managed Value Series	Stephen A. Clark
International Value Series	Karen E. Umland

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Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2009 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Stephen A. Clark	U.S. Large Cap Value Portfolio III[1] Tax-Managed U.S. Marketwide Value Portfolio II	[ ] [ ]

Karen E. Umland	DFA International Value Portfolio III[2]	[ ]

[1]

Stephen A. Clark does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $0 - $10,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

[2]

Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001 - $100,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Master Funds, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark

•     [    ] U.S. registered mutual funds with $[_____] million in total assets under management.

•     [    ] unregistered pooled investment vehicles with $[_____] million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $[___] million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•     [    ] other accounts with $[_____] million in total assets under management.

Karen E. Umland

•     [    ] U.S. registered mutual funds with $[_____] million in total assets under management.

•     [    ] unregistered pooled investment vehicles with $[_____] million in total assets under management.

•     [    ] other accounts with $[_____] million in total assets under management, of which one account with $[_____] million in assets may be subject to a performance fee.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Funds in which the Portfolios in this SAI invest substantially all of their assets), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Master Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

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The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Tax-Managed Value Series, if a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following persons beneficially owned 5% or more of the outstanding stock of each Portfolio:

DFA International Value Portfolio III
Charles Schwab & Co. Inc.*	[	]%
101 Montgomery Street
San Francisco, CA 94104

National Financial Services LLC*	[	]%
200 Liberty Street
One World Financial Center
New York, NY 10281

Trust Company of America*	[	]%
P. O. Box 6503
Englewood, CO 80155

The RBB Fund Inc Free Market International Equity Fund*	[	]%
3700 Park 42 Drive, Suite 105A
Cincinnati, OH 45241

U.S. Large Cap Value Portfolio III

Charles Schwab & Co. Inc.*[1]	[	]%
National Financial Services LLC*[1]	[	]%
Trust Company of America*[1]	[	]%

Tax-Managed U.S. Marketwide Value Portfolio II

Charles Schwab & Co., Inc.*[1]	[	]%
National Financial Services LLC*[1]	[	]%
Ameritrade, Inc.*	[	]%
1005 N. Ameritrade Place
Bellevue, NE 68005

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year

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except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Unless you are invested in a Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.

Different tax rules may apply because, for federal income tax purposes, the U.S. Large Cap Value Portfolio III invests its assets in a Master Fund organized as a corporation for federal income tax purposes, and the DFA International Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II invest their assets in Master Funds organized as partnerships. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios.

Distributions of Net Investment Income

A Portfolio receives or derives income generally in the form of its share of dividends and interest earned by its corresponding Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

A Portfolio, through its investment in its corresponding Master Fund, may realize a capital gain or loss in connection with sales or other dispositions of portfolio securities. The U.S. Large Cap Value Portfolio III may also

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derive capital gains through its redemption of shares of its Master Fund, which is classified as a corporation. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess a shareholder’s basis, however, is taxable as a capital gain.

Investment in Foreign Securities

In general. The Master Fund in which the DFA International Value Portfolio III invests may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the DFA International Value Portfolio III’s total assets are invested in securities of foreign corporations (through its investment in its corresponding Master Fund classified as a partnership), the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes treated as paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from a Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by the Master Fund in which the DFA International Value Portfolio III invests as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. The Master Fund in which the DFA International Value Portfolio III invests may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Master Fund intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income which is allocated to the Master Fund’s shareholders, even though the Master Fund has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation

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dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when allocated by the Master Fund to the Portfolio and, in turn, distributed to you by the Portfolio. In addition, if the Master Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Master Fund’s shareholders may be subject to U.S. federal income tax (the effect of which might be mitigated by the Master Fund making a mark-to-market election in a year prior to the sale) on their allocable portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Master Fund’s shareholders in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could, in turn, reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

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Excise Tax Distribution Requirements

To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of a Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Portfolio on or after January 1, 2012.

U.S. Government Obligations

To the extent the corresponding Master Funds of the DFA International Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II invest in certain U.S. government obligations, dividends paid by such Portfolios to shareholders that are derived from a Portfolio’s proportionate share of interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by a Master Fund. To the extent a Master Fund organized as a corporation (such as the corresponding Master Fund of the U.S. Large Cap Value Portfolio III) invests in U.S. government obligations, dividends derived from interest on these obligations and paid to a Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Deductibility of Losses

Losses incurred on the sale of securities by one Portfolio (or, a Portfolio’s corresponding Master Fund) to another Portfolio or Master Fund will be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. If the selling and purchasing funds are both Master Funds (i.e., both partnerships) or a Master Fund and a Portfolio (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.

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Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on a Master Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolios with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by a Portfolio’s corresponding Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Master Fund if the Master Fund was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers are not expected to qualify for the corporate dividends-received deduction. Dividends derived by the corresponding Master Fund of the DFA International Value Portfolio III generally will be earned on portfolio securities of non-U.S. issuers, and are not expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Master Fund were debt-financed or held by a Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

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Investment in Complex Securities

The Portfolios, through their investments in a Master Fund, may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or Master Fund’s ability to recognize losses, and subject the DFA International Value Portfolio III to U.S. federal income tax on income from certain of the Master Fund’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you. Since the Portfolios invest all their assets in a corresponding Master Fund, the following discussion applies to the Master Funds in which the Portfolios invest.

Derivatives. Certain Master Funds are permitted to invest in certain options, futures and foreign currency contracts. If a Master Fund makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Master Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and, in the case of a corporate Master Fund, distribute any resulting income and gains.

Securities lending. A Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Short sales. A Master Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Master Fund to hold offsetting positions in securities. If a Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Investment in taxable mortgage pooling vehicles (excess inclusion income). Certain Master Funds may invest in U.S.-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Master Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income will be allocated to the Portfolio and, in turn, to the Portfolio’s shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially

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requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a Portfolio, then the Master Fund and Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Master Funds do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income.

The Portfolios are awaiting further guidance from the IRS on how these rules are to be implemented. These rules are potentially applicable to any Portfolio that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. It is unlikely that these rules will apply to a Portfolio with a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of a Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. A Master Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Master Fund, it could affect the timing or character of income recognized by the Master Fund and its corresponding Portfolio, requiring the Master Fund and/or its corresponding Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Master Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate by a Portfolio of the Master Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on from a Master Fund’s portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. A Master Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which a Master Fund invests may trigger special tax consequences to a Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as a Portfolio, received from a U.S.-REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

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•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio’s distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends with respect to a Portfolio’s taxable years beginning before January 1, 2010 (sunset date), except that after such date, the Portfolio’s distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity. Because each Portfolio, through its investment in its corresponding Master Fund, expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolios expect that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

FIRPTA “wash sale” rule. If a non-U.S. shareholder of a Portfolio disposes of their Portfolio shares during the 30-day period preceding a Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest by a U.S.-REIT in which the Portfolio invests, acquires an identical stock interest during the 61 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These Rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

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The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

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The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio or Master Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor, the Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and its Master Fund generally discloses the up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Funds’ industry allocations. Each Portfolio and its Master Fund generally discloses the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

As of January 31, 2010, the Advisor and the Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Cambridge Associates Limited	International Value Series	Monitoring investor exposure and investment strategy	Monthly

Marquette Associates, Inc.	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Upon request

Minnesota Mutual Life Insurance	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Upon request

Steward Capital Management	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Stratford Advisory Group	International Value Series	Monitoring investor exposure and investment strategy	Monthly

U.S. Institutional Investment Consultants	International Value Series	Monitoring investor exposure and investment strategy	Upon request

Watershed Investment Consultants	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

PFPC Trust Company	All Master Funds	Fund Custodian	Daily

Citibank, N.A.	International Value Series	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	All Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Upon request

PricewaterhouseCoopers LLP	All Master Funds	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Pricing Service Vendor	International Value Series	Fair value information services	Daily

Citibank North American, Inc.	All Master Funds	Middle office operational support service provider to the Advisor	Daily

Victorian Fund Management Corporation	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

Northern Trust Company	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Colonial Consulting Co.	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Evaluation Associates LLC	All Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	U.S. Large Cap Value Series	Vendor to Advisor providing portfolio analytics	Quarterly

Madison Portfolio Consultants	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Mercer Investment Consulting, Inc.	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wilshire Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	All Master Funds	Monitoring investor exposure and investment strategy	Monthly

Segal Advisors, Inc.	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	All Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Tamarac (Savant)	U.S. Large Cap Value Series and Tax-Managed U.S. Marketwide Value Series	Monitoring investor exposure and investment strategy	Monthly

Edelman Financial	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Cuprum AFP	DFA International Value Series and Tax-Managed U.S. Marketwide Value Series	Monitoring investor exposure and investment strategy	Quarterly

Finance-Doc	U.S. Large Cap Value Series and Tax-Managed U.S. Marketwide Value Series	Monitoring investor exposure and investment strategy	Quarterly

35

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Master Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Master Fund has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

36

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended October 31, 2009, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended October 31, 2009, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

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•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election-any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

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•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

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•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

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•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

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•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

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•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

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•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

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Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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ISS Governance Services

Concise Summary of 2009

Non-U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

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Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

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Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, ISS will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, ISS will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

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Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

Dimensional Investment Group Inc.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio IV and Emerging Markets Portfolio II (individually, a “Portfolio” and, collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund,” or “DIG”), dated February 28, 2010, as amended from time to time. The audited financial statements and financial highlights of the Fund are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the Portfolios and all of The DFA International Value Series (“International Value Series”) and The Emerging Markets Series (“Emerging Markets Series”) (together, the “Master Funds”) of the DFA Investment Trust Company (the “Trust”) through the Portfolios’ investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each Portfolio and each Master Fund, and provides administrative services to the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the prospectus. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

The Emerging Markets Portfolio II has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if the Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on the Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Funds during the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007.

BROKERAGE COMMISSIONS

FISCAL YEAR ENDED OCTOBER 31, 2009, THE FISCAL PERIOD ENDED OCTOBER 31, 2008

AND FISCAL YEAR ENDED NOVEMBER 30, 2007

	2009			2008	2007
International Value Series	$	[______	]	$1,078,752	$1,982,470
Emerging Markets Series	$	[______	]	$1,403,836	$918,242

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that the brokers’ trading has on the market prices of the securities in which the Master Funds invest. The Advisor also checks the

1

rates of commissions being paid by the Master Funds to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Funds.

Subject to obtaining best price and execution, transactions of the Master Funds may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Neither Portfolio will incur any brokerage costs in connection with its purchase or redemption of shares of its corresponding Master Funds, except if a Portfolio receives securities or currencies from the corresponding Master Funds to satisfy the Portfolio’s redemption request. See “REDEMPTION OF SHARES.”

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. During the fiscal period ended October 31, 2009, the DFA International Value Series paid $[            ] in commissions (on securities transactions totaling $[            ] in value) and the Emerging Market Series paid $[            ] in commissions (on securities transactions totaling $[            ] in value) to brokers that provided them with market price monitoring services, market studies and research services.

The Master Funds in which the Portfolios invest may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund in which the Portfolios invest, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal period ended to October 31, 2009, as well as the value of such securities held by the Master Fund as of October 31, 2009.

Master Fund/Portfolio	Broker or Dealer		Value of Securities
International Value Series	[	]	$	[______	]
International Value Series	[	]	$	[______	]
International Value Series	[	]	$	[______	]
International Value Series	[	]	$	[______	]

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INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(8)	sell securities short; or

(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (5) and (7) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered open-end investment companies, such as the Master Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

For purposes of the investment limitation in (1) above, the Emerging Markets Portfolio II (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of such Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

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Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducing its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Series or whose use is otherwise considered by the Series to be advisable. The Series would “look through” any such vehicle to determine compliance with its investment restrictions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Each Master Fund may enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of a Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Master Fund expects to earn income on its margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Master Fund may use by entering into futures transactions.

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FORWARD FOREIGN CURRENCY TRANSACTIONS

The Master Funds may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Master Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

A Master Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, a Master Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

CASH MANAGEMENT PRACTICES

All the Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. In the case of the Emerging Markets Series, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Series	Permissible Cash Investment*	Percentage Guidelines**
International Value	Fixed income obligations such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

Emerging Markets	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	10%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Master Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

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CONVERTIBLE DEBENTURES

The Master Funds each may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies located in countries where the Master Funds are permitted to invest. The International Value Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Funds may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Funds upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Funds with opportunities which are consistent with its investment objective and policies.

EXCHANGE TRADED FUNDS

The Emerging Markets Series may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Emerging Markets Series invests in an ETF, shareholders of the Emerging Market Series, including the Emerging Markets Portfolio II, bear their proportionate share of the underlying ETF’s fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [    ] Audit Committee meetings for the Fund held during the fiscal year ended October 31, 2009.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Director. The Nominating Committee makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the

6

Advisor and other principal service providers. There were [    ] Nominating Committee meetings for the Fund held during the fiscal year ended October 31, 2009. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Funds at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were [    ] Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	89 portfolios in 4 investment companies	None

John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004).	89 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	89 portfolios in 4 investment companies	None

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: 67	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	89 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	Director	Since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	89 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Director/Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 62	Chairman, Director, President and Chief Executive Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President and Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Investment Officer. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC.	89 portfolios in 4 investment companies	None

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007) and Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFA Investment Dimensions Group Inc., DIG, The DFA Investment Trust Company, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc. (“DFAIDG”); The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	[	]	[	]
John P. Gould	[	]	[	]
Roger G. Ibbotson	[	]	[	]
Myron S. Scholes	[	]	[	]
Abbie J. Smith	[	]	[	]
Interested Directors:
David G. Booth	[	]	[	]
Eduardo A. Repetto	[	]	[	]

**	As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal period year ended October 31, 2009.

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Name and Position	Aggregate Compensation from the Fund			Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$	[______	]	N/A	N/A	$	[______	]
John P. Gould Director	$	[______	]	N/A	N/A	$	[______	]
Roger G. Ibbotson Director	$	[______	]	N/A	N/A	$	[______	]
Robert C. Merton** Director	$	[______	]	N/A	N/A	$	[______	]
Myron S. Scholes Director	$	[______	]	N/A	N/A	$	[______	]
Abbie J. Smith Director	$	[______	]	N/A	N/A	$	[______	]
Christopher S. Crossan Chief Compliance Officer	$	[______	]	N/A	N/A		N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows: $[ ] (Mr. Ibbotson), $[ ] (Mr. Scholes) and $[ ] (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.
**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 46	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008); Vice President of Professional Development at Assante Asset Management (1997-2004)

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Darryl D. Avery Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 53	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 42	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

David P. Butler Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Patrick E. Carter Age: 47	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Joseph H. Chi Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005)

Stephen A. Clark Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 43	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.

James L. Davis Age: 52	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 51	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities.

Kenneth Elmgren Age: 54	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).

Richard A. Eustice Age: 43	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004).

Glenn S. Freed Age: 47	Vice President	Since 2001	Vice President of all the DFA Entities.

Jeremy P. Freeman Age: 38	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Henry F. Gray Age: 41	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

Darla M. Hastings Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 54	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 33	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 42	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).

Apollo D. Lupesco Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).

Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
David R. Martin Age: 52	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 44	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Age: 33	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Age: 35	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Age: 34	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Theodore W. Randall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

L. Jacobo Rodríguez Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Bruce A. Simmons Age: 44	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 34	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Grady M. Smith Age: 52	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 61	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.

Robert C. Trotter Age: 50	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Sunil Wahal Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).

Carol W. Wardlaw Age: 50	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan J. Wiley Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 30, 2010, directors and officers as a group owned less than 1% of each Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal,

14

state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For the administrative services provided to the DFA International Value Portfolio IV, the Advisor receives a monthly fee equal to one-twelfth of 0.20% of the Portfolio’s first $40 million of average net assets and no fee for assets exceeding $40 million. Pursuant to the administration agreement relating to the Emerging Markets Portfolio II, the Advisor receives a monthly fee equal to one-twelfth of 0.15% of the Portfolio’s average net assets. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	2009			2008	2007
International Value Portfolio IV	$	[______	]	$73,000	80,000
Emerging Markets Portfolio II	$	[______	]	$335,000	236,000	[1]

[1]	$170 after waiver pursuant to a prior fee waiver arrangement

PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by PNC Global are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Master Funds pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Funds under the fee schedule are allocated to the Master Funds based on each Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. Each Master Fund is also subject to a monthly base fee of [$2,083]. Each Portfolio is subject to a monthly fee of [$1,000]. The Portfolios also pay separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series and Emerging Market Series. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for each Portfolio. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

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DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Funds. For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Master Funds paid advisory fees as set forth in the following table:

	2009			2008	2007
International Value Series*	$	[______	]	$14,643,000	$18,039,000
Emerging Markets Series*	$	[______	]	$2,744,000	$3,029,000

*	Both Master Funds have more than one Feeder Portfolio and/or direct investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Funds in which the Portfolios invest, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Funds.

Investments in Each Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of her immediate family) in the Portfolios contained in this SAI that she manages as of October 31, 2009 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Karen E. Umland	DFA International Value Portfolio IV1 Emerging Markets Portfolio II2	[ ] [ ]

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[1]

Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001-$100,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

[2]

Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $10,001-$50,000) that invests substantially all its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Master Fund in which the Portfolios invest substantially all of their assets, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Karen E. Umland	• [ ] registered mutual funds with $[____] million in total assets under management.
• [ ] unregistered pooled investment vehicles with $[____] million in total assets under management.
• [ ] other accounts with $[____] million in total assets under management, of which one account with $[____] million in assets may be subject to a performance fee.

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Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Funds in which the Portfolios in this SAI invest substantially all of their assets), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Master Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings.

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CODE OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with identical, non-cumulative voting, dividend, redemption, liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Emerging Markets Series, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 30, 2010, the following persons beneficially owned more than 5% of the outstanding securities of each Portfolio:

DFA INTERNATIONAL VALUE PORTFOLIO IV

Citigroup 401(k) Plan*	[	]%
State Street Bank & Trust
105 Rosemont Road
Westwood, MA 02090

EMERGING MARKETS PORTFOLIO II

Citigroup 401(k) Plan*[1]	[	]%

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

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PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3)  for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Because shares of the Portfolios are sold only in connection with 401(k) plans, the tax consequences described below are generally not applicable to the beneficiary under a 401(k) plan prior to the withdrawal of amounts deposited under the 401(k) plan. If the beneficiary under a 401(k) plan should become subject to tax, the beneficiary should consider the tax implications of investing, and consult the beneficiary’s own tax advisor.

For federal income tax purposes, the Master Funds in which the Portfolios invest are classified as partnerships. These rules could affect the amount, timing, or character of the income distributed to the Portfolios by the Master Funds.

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Investment in Foreign Securities

The Master Funds in which the Portfolios invest may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid or allocated to its shareholders.

The Master Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Master Funds intend to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income which is allocated to the Master Fund’s shareholders, even though the Master Fund has not sold or received dividends from these securities. In addition, if a Master Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Master Fund’s shareholders may be subject to U.S. federal income tax (the effect of which might be mitigated by the Master Fund making a mark-to-market election in a year prior to the sale) on their allocable portion of any “excess distribution” or gain from the disposition of such shares. Additional charges in the nature of interest may be imposed on the Master Fund’s shareholders in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could, in turn, reduce the Portfolio’s distributions paid to you.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any

21

undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Investment in Complex Securities

A Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, defer the Master Fund’s ability to recognize losses, and subject the Master Fund to U.S. federal income tax on income from certain of its foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Master Fund’s income and, in turn, of the income distributed to a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

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The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio or Master Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor, the Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) has adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

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Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and its Master Fund generally discloses up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Funds’ industry allocations. Each Portfolio and its Master Fund generally disclose the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

As of January 31, 2010, the Advisor and the Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Cambridge Associates Limited	Both Master Funds	Monitoring investor exposure and investment strategy	Monthly

Marquette Associates, Inc.	DFA International Value Series	Monitoring investor exposure and investment strategy	Upon request

Minnesota Mutual Life Insurance	DFA International Value Series	Monitoring investor exposure and investment strategy	Upon request

Steward Capital Management	DFA International Value Series	Monitoring investor exposure and investment strategy	Upon request

Stratford Advisory Group	DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

U.S. Institutional Investment Consultant	DFA International Value Series	Monitoring investor exposure and investment strategy	Upon request

Watershed Investment Consultants	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Citibank, N.A.	Both Master Funds	Fund Custodian	Daily

PNC Global Investment Servicing (U.S.) Inc.	Both Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Daily

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PricewaterhouseCoopers LLP	Both Master Funds	Independent registered public accounting firm	Upon request

Pricing Service Vendor	Both Master Funds	Fair value information services	Daily

Citibank North American, Inc.	Both Master Funds	Middle office operational support service provider to the Advisor	Daily

California Institute of Technology	Emerging Markets Series	Monitoring investor exposure and investment strategy	Upon request

Plan B Financial Services Ltd.	Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly*

Northern Trust Company	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	Both Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Hammond Associates LLC	Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly

Madison Portfolio Consultants	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Mercer Investment Consulting, Inc.	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Siemens Savings Plan	Emerging Markets Series	Monitoring investor exposure and investment strategy	Upon request

Victorian Fund Management Corporation	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

Wilshire Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	Both Master Funds	Monitoring investor exposure and investment strategy	Monthly

Segal Advisors, Inc.	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Both Master Funds	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Rachor Investment Advisory	Emerging Markets Series	Monitoring investor exposure and investment strategy	Quarterly

Edelman Financial	Both Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Cuprum AFP	Both Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Finance-Doc	Emerging Markets Series	Monitoring investor exposure and investment strategy	Quarterly

*	receive top 500 holdings 15- to 20-days after month end

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Master Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Master Fund has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

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The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended October 31, 2009, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended October 31, 2009, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

ISS Governance Services

Concise Summary of 2009

U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;*

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

A-1

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

A-2

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

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•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

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•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

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Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

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Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;

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•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

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•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

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•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

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Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

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ISS Governance Services

Concise Summary of 2009

Non-U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2009

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

A-13

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

A-14

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, ISS will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, ISS will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

A-15

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

A-16

DIMENSIONAL INVESTMENT GROUP INC. (56/57)

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS.

(a)	Articles of Incorporation.

(1)	Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	December 14, 2009.

(b)	By-Laws.

(1)	Amended and Restated By-Laws of the Registrant- To be filed by Amendment.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Article Fifth of the Registrant’s Articles of Amendment and Restatement.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Contracts.

(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors LP (“DFA”) re the:

*	AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re the:

*	RWB/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:

*	AAM/DFA Two-Year Government Portfolio to LWAS/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(3)	Investment Advisory Agreement between the Registrant and DFA re the:

*	Global Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Investment Advisory Agreement between the Registrant and DFA re the:

*	Global 60/40 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(5)	Investment Advisory Agreement between the Registrant and DFA re the:

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(e)	Underwriting Contracts.

(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Form of Addendum Number Eight re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 14, 2003.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Ten re the addition of:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(h)	Other Material Contracts.

(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)

File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Ten re the addition of:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(2)	Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K

*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Eleven re the addition of:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(3)	Administration Agreements between the Registrant and DFA.

(i)	Dated December 1, 1993 re the:

*	DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(ii)	Dated July 1, 1994 re the:

*	DFA International Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iii)	Dated July 1, 1994 re the:

*	U.S. Large Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iv)	Dated December 20, 1994 re the:

*	U.S. Large Cap Value Portfolio III

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(v)	Dated December 20, 1994 re the:

*	DFA International Value Portfolio III

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(vi)	Dated March 1, 1996 re the:

*	AAM/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(aa)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(bb)	Addendum Number Two re the reflection of the following name change:

*	AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(vii)	Form of Dated July 18, 1997 re the:

*	DFA International Value Portfolio IV

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	June 20, 1997.

(viii)	Form of Amended and Restated dated July 18, 1997 re the:

*	Emerging Markets Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2007.

(ix)	Dated December 8, 1998 re the:

*	Tax-Managed U.S. Marketwide Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(x)	Dated September 13, 1999 re the:

*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(xi)	Administration Agreement dated December 23, 2003 re the:

*	Global Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(xii)	Administration Agreement dated December 23, 2003 re the:

*	Global 60/40 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(xiii)	Administration Agreement dated December 23, 2003 re the:

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)	Dated March 13, 1996 re the:

*	RWB/DFA Two-Year Government Portfolio

Incorporated by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re the:

*	RWB/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:

*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:

*	AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(ii)	Dated March 13, 1996 re the:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(dd)	Amendment Number Four re the reflection of the following name change:

*	AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(iii)	Dated March 13, 1996 re the:

*	RWB/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amendment dated March 13, 1996 re

*	RWB/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Addendum Number Two re the reflection of the following name change:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Addendum Number Three re the reflection of the following name change:

*	AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(5)	Form of Facility Agreement with DFA.

Previously filed with this registration statement and incorporated herein by reference.

(6)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:

*	U.S. Small Cap Portfolio II;
*	U.S. Large Cap Portfolio II; and
*	DFA International Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(7)	Form of Amended and Restated Expense Waiver and Assumption Agreement between the Registrant and DFA re: the:

*	U.S. Large Company Institutional Index Portfolio
*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers- To be filed by Amendment.

(2)	Consent of PricewaterhouseCoopers LLP re DFA International Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio- To be filed by Amendment.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

Not applicable.

(n)	Rule 18f-3 Plan.

(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 re the:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio
*	DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 52/53 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 10, 2007.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, Power-of-Attorney dated as of December 18, 2009, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.o.1.

(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 18, 2009, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.o.2.

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant, the Advisor and the Underwriter.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 30.	INDEMNIFICATION.

(1)	Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)	provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)	To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)	Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)

Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 1299 Ocean Avenue, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust

Company, Dimensional Emerging Markets Value Fund and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those executive officers and partners during the past two years.

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Patrick E. Carter	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Kenneth Elmgren	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Eugene F. Fama, Jr.	Vice President	Vice President
Gretchen A. Flicker	Vice President	Vice President

Jed S. Fogdall	Vice President	Vice President
Glenn S. Freed	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Darla Hastings	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Kristina M. LaRusso	Vice President	Vice President
Immoo Lee	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Apollo D. Lupesco	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Carmen Palafox	Vice President	Vice President
Sonya K. Park	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Ted Randall	Vice President	Vice President
Eduardo A. Repetto	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer
L. Jacobo Rodríguez	Vice President	Vice President
David E. Schneider	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Sunil Wahal	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Carol W. Wardlaw	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Daniel M. Wheeler	Vice President	Vice President

Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Office	Not Applicable
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.	6300 Bee Cave Road, Building One
Austin, TX 78746

PNC Global Investment Servicing	301 Bellevue Parkway
Wilmington, DE 19809

ITEM 34.	MANAGEMENT SERVICES.

None.

ITEM 35.	UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment Nos. 56/57 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of this 22nd day of December, 2009.

DIMENSIONAL INVESTMENT GROUP INC. (Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 56/57 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Director, Chairman and Chief Executive Officer	December 22, 2009

/s/ Eduardo A. Repetto* Eduardo A. Repetto	Director	December 22, 2009

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	December 22, 2009

/s/ George M. Constantinides* George M. Constantinides	Director	December 22, 2009

/s/ John P. Gould* John P. Gould	Director	December 22, 2009

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Director	December 22, 2009

/s/ Myron S. Scholes* Myron S. Scholes	Director	December 22, 2009

/s/ Abbie J. Smith* Abbie J. Smith	Director	December 22, 2009

*By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 22nd day of December, 2009.

THE DFA INVESTMENT TRUST COMPANY (Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 56/57 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Trustee, Chairman, and Chief Executive Officer	December 22, 2009

/s/ Eduardo A. Repetto* Eduardo A. Repetto	Trustee	December 22, 2009

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	December 22, 2009

/s/ George M. Constantinides* George M. Constantinides	Trustee	December 22, 2009

/s/ John P. Gould* John P. Gould	Trustee	December 22, 2009

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Trustee	December 22, 2009

/s/ Myron S. Scholes* Myron S. Scholes	Trustee	December 22, 2009

/s/ Abbie J. Smith* Abbie J. Smith	Trustee	December 22, 2009

*By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description

EX-99.o.1	EX-28.o.1	Power of Attorney on behalf of the Registrant

EX-99.o.2	EX-28.o.2	Power of Attorney on behalf of DFA Investment Trust Company